UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. Street, N.W.

Washington, DC 20004

(Address of principal executive offices)(Zip code)

Copy to:

Larry C. Renfro AARP Portfolios 650 F Street, N.W. Washington, DC 20004	Gary O. Cohen, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Item 1.	Report to Shareholders

Semi-Annual Report

December 31, 2007 (unaudited)

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

AARP Financial, Inc. is not affiliated with ALPS Distributors, Inc.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2007 (unaudited)

Mortgage-backed securities	38.5%	Asset-backed securities	0.6%

U.S. Treasury	22.9%	Municipal bonds	0.1%

Corporate bonds	17.9%	Cash equivalents	2.2%

U.S. Government Agencies	9.3%	Other assets and liabilities, net	(2.2)%

Commercial mortgage-backed securities	6.0%	Total net assets	100.0%

International debt	4.7%

See Notes to Financial Statements.

Performance Discussion

The U.S. Bond Market Portfolio seeks to replicate the total return of the Lehman Brothers Aggregate Bond Index. For the six-month period ended December 31, 2007, the U.S. Bond Market Portfolio returned 6.00% versus the benchmark, the Lehman Brothers Aggregate Bond Index, which returned 5.93%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For	the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

Sources:	Lehman Brothers, Inc., AARP Financial

Lehman Brothers Aggregate Bond Index

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

2	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2007 (unaudited)

Financials	17.5%	Materials	4.1%

Information technology	16.0%	Utilities	4.1%

Industrials	12.5%	Telecommunications services	3.4%

Health care	11.6%	Cash equivalents	1.7%

Energy	11.5%	Other assets and liabilities, net	(0.3)%

Consumer discretionary	10.0%	Total net assets	100.0%

Consumer staples	7.9%

See Notes to Financial Statements.

MSCI U.S. Investable Market 2500 Index

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

Performance Discussion

The U.S. Stock Market Portfolio seeks to replicate the total return of the MSCI U.S. Investable Market 2500 Index. For the six-month period ended December 31, 2007, the U.S. Stock Market Portfolio returned -1.61% versus the benchmark, the MSCI U.S. Investable Market 2500 Index, which returned -1.66%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For	the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

Sources:	MSCI Barra, AARP Financial

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	3

International Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2007 (unaudited)

Financials	26.1%	Health care	6.3%

Industrials	11.5%	Utilities	5.1%

Consumer discretionary	11.0%	Information technology	4.2%

Materials	9.3%	Cash equivalents	1.3%

Energy	8.2%	Other assets and liabilities, net	2.2%

Consumer staples	7.6%	Total net assets	100.0%

Telecommunications services	7.2%

See Notes to Financial Statements.

Performance Discussion

The International Stock Market Portfolio seeks to replicate the total return of the MSCI EAFE Index. For the six-month period ended December 31, 2007, the International Stock Market Portfolio returned 0.21% versus the benchmark, the MSCI EAFE Index, which returned 0.39%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For	the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call 1-800-958-6457.

Sources:	MSCI Barra, AARP Financial

Country allocation

Percentage of net assets
United Kingdom	21.4%
Japan	19.2%
France	9.7%
Germany	9.0%
Switzerland	6.4%
Australia	6.3%
Spain	4.2%
Italy	3.8%
Netherlands	2.9%
Sweden	2.2%
Finland	1.8%
Hong Kong	1.8%
United States	1.4%
Belgium	1.2%
Singapore	1.1%
Norway	1.0%
Denmark	0.9%
Greece	0.8%
Ireland	0.6%
Luxembourg	0.6%
Austria	0.5%
Bermuda	0.4%
Portugal	0.3%
Cayman Islands	0.2%
New Zealand	0.1%
Other assets and liabilities	2.2%

Total net assets	100.0%

[LOGO]

MSCI EAFE Index

This index serves as the benchmark for the International Stock Market Portfolio. The index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada. In addition, indexes do not have expenses.

4	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Understanding Your Expenses

Understanding Your Expenses (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees, and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line in the table on the next page labeled “Hypothetical”, helps you to compare the costs of an AARP Portfolio to other funds using a 5% return as required by the Securities and Exchange Commission for all mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Understanding Your Expenses	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value 7/1/07	Ending account value 12/31/07	Expenses paid during period[1]

U.S. Bond Market Portfolio
Actual	$1,000	$1,060.00	$1.29
Hypothetical	$1,000	$1,023.88	$1.27
(assuming a 5% return before expenses)

U.S. Stock Market Portfolio
Actual	$1,000	$983.90	$1.25
Hypothetical	$1,000	$1,023.88	$1.27
(assuming a 5% return before expenses)

International Stock Market Portfolio
Actual	$1,000	$1,002.10	$1.51
Hypothetical	$1,000	$1,023.63	$1.53
(assuming a 5% return before expenses)

[1]  Expenses reflect the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25% and International Stock Market Portfolio 0.30%.

6	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio

December 31, 2007 (unaudited)

Portfolio of investments

	Par amount	Value

Asset-Backed Securities–0.6%
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	$25,000	$24,062
Citibank Credit Card
Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	14,996
Countrywide Asset-Backed
Certificates, 4.454%, 11/25/2035	20,000	19,619
Countrywide Asset-Backed
Certificates, 5.810%, 11/25/2036	50,000	46,042
Detroit Edison Securitization
Funding LLC, 6.190%, 3/1/2013	25,000	25,752
Ford Credit Auto Owner
Trust, 5.240%, 7/15/2012	50,000	50,472
Honda Auto Receivables
Owner Trust, 4.930%, 3/18/2011	50,000	50,304
MBNA Master Credit Card
Trust USA, 5.900%, 8/15/2011	25,000	25,500
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	10,863
Residential Asset Securities
Corp., 3.870%, 5/25/2033	21,989	21,656
TXU Electric Delivery
Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	49,836

Total Asset-Backed
Securities–(Identified Cost $342,917)		339,102

Corporate Bonds–17.9%
Consumer Discretionary–2.0%
Anheuser-Busch Cos., Inc.,
6.450%, 9/1/2037	25,000	27,191
CBS Corp.,
7.875%, 7/30/2030	30,000	32,648
Coca-Cola Co.,
5.350%, 11/15/2017	25,000	25,662
Coca-Cola Enterprises, Inc.,
6.750%, 9/15/2028	25,000	27,661

Comcast Corp.,
5.900%, 3/15/2016	50,000	50,386
Comcast Corp.,
6.450%, 3/15/2037	25,000	25,539
Comcast Corp.,
6.950%, 8/15/2037	50,000	54,140
Costco Wholesale Corp.,
5.500%, 3/15/2017	50,000	50,517
COX Communications, Inc.,
4.625%, 1/15/2010	50,000	49,636
DaimlerChrysler North
America Holdings, 7.200%, 9/1/2009	50,000	51,579
DaimlerChrysler North
America Holdings, 8.500%, 1/18/2031	25,000	31,620
DaimlerChrysler North
America Holdings Senior Note, 6.500%, 11/15/2013	50,000	52,314
Home Depot, Inc.,
5.400%, 3/1/2016	50,000	47,449
Kohl’s Corp.,
6.250%, 12/15/2017	25,000	25,165
Lowe’s Cos., Inc.,
5.800%, 10/15/2036	25,000	22,627
May Department Stores Co.,
6.700%, 7/15/2034	25,000	22,618
News America Holdings, Inc.,
9.250%, 2/1/2013	60,000	70,206
News America, Inc. Senior
Note, 6.150%, 3/1/2037	25,000	24,230
Target Corp. Note,
5.875%, 3/1/2012	50,000	51,810
[1]Time Warner Cable, Inc.,
5.850%, 5/1/2017	50,000	50,213
Time Warner, Inc.,
5.875%, 11/15/2016	25,000	24,889
Time Warner, Inc.,
7.700%, 5/1/2032	50,000	55,714
Viacom, Inc. Senior Note,
5.750%, 4/30/2011	100,000	101,334
Wal-Mart Stores, Inc.,
4.125%, 7/1/2010	50,000	50,188
Wal-Mart Stores, Inc.,
5.000%, 4/5/2012	100,000	102,355
Wal-Mart Stores, Inc.,
5.250%, 9/1/2035	25,000	22,251

Total		1,149,942

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	7

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Consumer Staples–0.8%
Archer-Daniels-Midland Co.,
7.000%, 2/1/2031	$25,000	$27,485
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	26,601
CVS Caremark Corp.,
6.250%, 6/1/2027	25,000	25,124
General Mills, Inc.,
6.000%, 2/15/2012	50,000	51,322
H.J. Heinz Finance Co.,
6.000%, 3/15/2012	25,000	25,672
Hershey Co.,
4.850%, 8/15/2015	25,000	24,228
Kraft Foods, Inc.,
6.125%, 2/1/2018	25,000	25,372
Kraft Foods, Inc.,
6.250%, 6/1/2012	50,000	51,992
Kroger Co.,
5.500%, 2/1/2013	50,000	50,186
Procter & Gamble Co.,
5.550%, 3/5/2037	25,000	25,233
Procter & Gamble Co.
Global Note, 6.875%, 9/15/2009	100,000	104,743
Yum! Brands, Inc.,
6.250%, 3/15/2018	50,000	50,732

Total		488,690

Energy–1.4%
Alberta Energy Co. Ltd.,
8.125%, 9/15/2030	25,000	29,996
Anadarko Petroleum Corp.,
5.950%, 9/15/2016	25,000	25,499
Apache Corp.,
6.000%, 1/15/2037	50,000	49,760
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	9,385
Boardwalk Pipelines LLC,
5.500%, 2/1/2017	20,000	19,851
Canadian Natural Resources
Ltd., 5.700%, 5/15/2017	25,000	24,892
ConocoPhillips,
6.375%, 3/30/2009	50,000	51,119

ConocoPhillips Canada
Funding Co., 5.625%, 10/15/2016	50,000	51,639
ConocoPhillips Canada
Funding Co., 5.950%, 10/15/2036	25,000	25,679
EnCana Corp.,
4.750%, 10/15/2013	25,000	24,153
Enterprise Products Operating
LP, 4.625%, 10/15/2009	50,000	49,943
Enterprise Products Operating
LP, 6.875%, 3/1/2033	10,000	10,479
FirstEnergy Corp.,
6.450%, 11/15/2011	25,000	25,837
FirstEnergy Corp.,
7.375%, 11/15/2031	20,000	22,009
Hess Corp.,
7.300%, 8/15/2031	25,000	28,165
Kinder Morgan Energy
Partners LP, 5.000%, 12/15/2013	25,000	24,285
Kinder Morgan Energy
Partners LP, 6.000%, 2/1/2017	25,000	25,042
Marathon Oil Corp.,
6.600%, 10/1/2037	25,000	26,155
Murphy Oil Corp.,
6.375%, 5/1/2012	25,000	26,645
Pemex Project Funding Master
Trust, 6.625%, 6/15/2035	25,000	26,476
Petro-Canada,
7.000%, 11/15/2028	25,000	27,674
Plains All American Pipeline
LP, 6.650%, 1/15/2037	25,000	25,241
Progress Energy, Inc.,
7.750%, 3/1/2031	25,000	29,599
Public Service Electric & Gas
Co., 5.800%, 5/1/2037	25,000	24,524
TransCanada Pipelines Ltd.,
6.200%, 10/15/2037	20,000	19,925
TransCanada Pipelines Ltd.,
9.875%, 1/1/2021	25,000	33,631
Transocean, Inc.,
6.000%, 3/15/2018	25,000	25,355
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	27,555
XTO Energy, Inc.,
6.100%, 4/1/2036	25,000	24,486

Total		814,999

8	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials–8.2%
Allstate Corp.,
5.950%, 4/1/2036	$25,000	$23,536
American General Finance
Corp., 5.400%, 12/1/2015	20,000	18,473
American International
Group, Inc., 6.250%, 5/1/2036	25,000	25,213
Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	20,077
BAC Capital Trust XI,
6.625%, 5/23/2036	25,000	24,399
Bank of America Corp.,
7.800%, 2/15/2010	50,000	53,016
Bank of America Corp.,
5.625%, 10/14/2016	50,000	50,378
Bank of America NA,
5.300%, 3/15/2017	50,000	48,706
Bank of America NA,
6.000%, 10/15/2036	25,000	23,990
Bank of New York,
5.050%, 3/3/2009	100,000	100,040
BB&T Corp.,
5.250%, 11/1/2019	25,000	23,392
Bear Stearns Cos., Inc.,
4.500%, 10/28/2010	50,000	47,999
Bear Stearns Cos., Inc.,
5.300%, 10/30/2015	30,000	27,527
Berkshire Hathaway Finance
Corp., 4.850%, 1/15/2015	10,000	10,030
Capital One Capital IV,
6.745%, 2/17/2037	25,000	18,637
Chubb Corp.,
6.000%, 11/15/2011	10,000	10,327
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	10,599
CIT Group, Inc.,
5.000%, 2/1/2015	25,000	21,763
Citigroup, Inc.,
3.625%, 2/9/2009	100,000	98,686

Citigroup, Inc.,
4.125%, 2/22/2010	100,000	98,586
Citigroup, Inc.,
5.000%, 9/15/2014	100,000	95,418
Citigroup, Inc.,
5.850%, 12/11/2034	50,000	46,218
Citigroup, Inc. Global Senior
Note, 6.500%, 1/18/2011	100,000	104,493
CNA Financial Corp.,
6.000%, 8/15/2011	25,000	25,640
Countrywide Financial Corp.,
4.500%, 6/15/2010	50,000	36,351
Countrywide Financial Corp.,
5.800%, 6/7/2012	25,000	18,279
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	99,477
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	50,000	51,107
Devon Financing Corp. ULC,
6.875%, 9/30/2011	50,000	53,589
Discover Financial Services,
6.450%, 6/12/2017	25,000	24,115
Duke Capital LLC,
5.500%, 3/1/2014	15,000	14,977
Financing Corp. (FICO),
9.650%, 11/2/2018	25,000	35,677
General Electric Insurance
Solutions Corp., 7.000%, 2/15/2026	50,000	53,192
General Electric Capital Corp.,
4.000%, 2/17/2009	50,000	49,949
General Electric Capital Corp.,
5.400%, 2/15/2017	50,000	50,643
General Electric Capital Corp.,
5.875%, 2/15/2012	150,000	156,428
General Electric Capital Corp.,
6.750%, 3/15/2032	60,000	68,338
Genworth Financial, Inc.,
4.750%, 6/15/2009	10,000	10,010
Goldman Sachs Group, Inc.,
3.875%, 1/15/2009	100,000	99,000
Goldman Sachs Group, Inc.,
5.125%, 1/15/2015	50,000	49,189
Goldman Sachs Group, Inc.,
5.450%, 11/1/2012	100,000	102,053
Goldman Sachs Group, Inc.,
5.950%, 1/15/2027	30,000	27,314

US Bond Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	9

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
Goldman Sachs Group, Inc.,
6.125%, 2/15/2033	$25,000	$24,647
Goldman Sachs Group, Inc.,
6.345%, 2/15/2034	15,000	13,588
Goldman Sachs Group, Inc.,
6.750%, 10/1/2037	25,000	24,794
Goldman Sachs Group, Inc.,
6.875%, 1/15/2011	50,000	53,067
Goldman Sachs Group, Inc.,
7.800%, 1/28/2010	10,000	10,565
HSBC Finance Corp.,
5.000%, 6/30/2015	25,000	23,880
HSBC Finance Corp.,
6.375%, 11/27/2012	100,000	102,942
Inter-American Development
Bank, 5.000%, 4/5/2011	100,000	104,164
International Lease Finance
Corp., 5.450%, 3/24/2011	100,000	100,848
International Lease Finance
Corp., 5.650%, 6/1/2014	50,000	50,878
iStar Financial, Inc.,
5.650%, 9/15/2011	25,000	22,359
JPMorgan Chase Capital
XV, 5.875%, 3/15/2035	25,000	21,498
JPMorgan Chase Capital
XVIII, 6.950%, 8/17/2036	25,000	23,818
JPMorgan Chase & Co.,
6.000%, 1/15/2018	25,000	25,591
JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	105,544
JPMorgan Chase & Co.,
7.000%, 11/15/2009	100,000	104,269
Lazard Group,
6.850%, 6/15/2017	50,000	49,468
Lehman Brothers Holdings,
Inc., 5.500%, 4/4/2016	50,000	47,920
Lehman Brothers Holdings,
Inc., 6.750%, 12/28/2017	25,000	25,717
Lehman Brothers Holdings,
Inc., 6.875%, 7/17/2037	25,000	24,518

Lehman Brothers Holdings,
Inc., 7.875%, 8/15/2010	25,000	26,513
Liberty Property LP,
6.625%, 10/1/2017	50,000	50,116
Marsh & McLennan Cos., Inc.,
7.125%, 6/15/2009	25,000	25,857
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	50,573
Merrill Lynch & Co., Inc.,
4.500%, 11/4/2010	100,000	98,262
Merrill Lynch & Co., Inc.,
5.000%, 2/3/2014	50,000	47,758
Merrill Lynch & Co., Inc.,
5.700%, 5/2/2017	50,000	47,739
MetLife, Inc.,
5.000%, 6/15/2015	50,000	48,461
MetLife, Inc.,
5.700%, 6/15/2035	10,000	9,162
MetLife, Inc.,
6.125%, 12/1/2011	10,000	10,379
MetLife, Inc.,
6.400%, 12/15/2036	25,000	22,984
Morgan Stanley,
5.375%, 10/15/2015	100,000	97,367
Morgan Stanley,
5.625%, 1/9/2012	100,000	101,815
PNC Bank NA,
4.875%, 9/21/2017	50,000	45,892
PNC Funding Corp.,
5.625%, 2/1/2017	50,000	48,748
Principal Life Income Funding
Trusts, 5.125%, 3/1/2011	100,000	102,633
ProLogis,
5.500%, 4/1/2012	50,000	49,873
Prudential Financial, Inc.,
4.500%, 7/15/2013	50,000	47,960
Prudential Financial, Inc.,
6.000%, 12/1/2017	50,000	51,048
Realty Income Corp.,
5.950%, 9/15/2016	25,000	24,574
Simon Property Group LP,
5.100%, 6/15/2015	25,000	23,540
SLM Corp.,
5.400%, 10/25/2011	25,000	22,804
Sovereign Bank,
5.125%, 3/15/2013	25,000	23,900
Transatlantic Holdings, Inc.,
5.750%, 12/14/2015	20,000	20,814

10	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	US Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
Travelers Cos., Inc.,
5.500%, 12/1/2015	$25,000	$24,867
Travelers Cos., Inc.,
5.750%, 12/15/2017	25,000	24,638
Unilever Capital Corp.,
7.125%, 11/1/2010	50,000	53,657
Vornado Realty LP,
5.600%, 2/15/2011	25,000	25,040
Wachovia Bank NA,
4.875%, 2/1/2015	50,000	47,668
Wachovia Bank NA,
6.600%, 1/15/2038	25,000	24,836
Wachovia Corp.,
5.625%, 10/15/2016	50,000	49,383
Washington Mutual Bank,
5.500%, 1/15/2013	100,000	88,823
Wells Fargo Bank NA,
5.750%, 5/16/2016	100,000	101,626
Wells Fargo & Co.,
5.250%, 10/23/2012	50,000	50,885
Wells Fargo & Co.,
5.625%, 12/11/2017	25,000	25,188
Western Union Co.,
5.400%, 11/17/2011	50,000	50,426
Western Union Co.,
5.930%, 10/1/2016	35,000	34,984
Willis North America, Inc.,
5.625%, 7/15/2015	25,000	24,390

Total		4,712,089

Health Care–1.0%
Abbott Laboratories,
5.600%, 5/15/2011	50,000	51,822
Aetna, Inc.,
6.625%, 6/15/2036	35,000	34,760
AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	9,862
[1]Amgen, Inc.,
5.850%, 6/1/2017	25,000	25,423
[1]Amgen, Inc.,
6.375%, 6/1/2037	25,000	25,433

Baxter International, Inc.,
4.625%, 3/15/2015	10,000	9,618
Baxter International, Inc.,
5.900%, 9/1/2016	50,000	52,040
Bristol-Myers Squibb Co.,
5.875%, 11/15/2036	25,000	24,929
Eli Lilly & Co.,
5.200%, 3/15/2017	50,000	50,050
Johnson & Johnson,
4.950%, 5/15/2033	10,000	9,402
Schering-Plough Corp.,
6.000%, 9/15/2017	50,000	51,897
Teva Pharmaceutical Finance
LLC, 5.550%, 2/1/2016	10,000	9,898
Teva Pharmaceutical Finance
LLC, 6.150%, 2/1/2036	10,000	9,964
UnitedHealth Group, Inc.,
5.250%, 3/15/2011	50,000	50,596
[1]UnitedHealth Group, Inc.,
6.000%, 11/15/2017	25,000	25,379
WellPoint, Inc.,
6.375%, 1/15/2012	90,000	93,650
Wyeth,
5.500%, 2/15/2016	25,000	25,448
Wyeth,
7.250%, 3/1/2023	25,000	27,712

Total		587,883

Industrials–1.2%
Boeing Capital Corp. Ltd.,
6.500%, 2/15/2012	50,000	53,726
Burlington Northern Santa Fe
Corp., 5.900%, 7/1/2012	50,000	51,739
Canadian Pacific Railway Co.,
5.950%, 5/15/2037	25,000	22,612
Caterpillar Financial Services
Corp., 5.125%, 10/12/2011	50,000	50,466
Caterpillar, Inc.,
6.625%, 7/15/2028	10,000	10,989
CSX Corp.,
6.250%, 3/15/2018	25,000	25,175
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	51,635
Emerson Electric Co.,
5.375%, 10/15/2017	25,000	25,416
FedEx Corp.,
5.500%, 8/15/2009	20,000	20,228

US Bond Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	11

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Industrials (continued)
Honeywell International, Inc.,
5.400%, 3/15/2016	$25,000	$25,138
Honeywell International, Inc.,
5.700%, 3/15/2036	25,000	24,704
Honeywell International, Inc.,
7.500%, 3/1/2010	50,000	53,241
John Deere Capital Corp.,
4.875%, 3/16/2009	50,000	50,113
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	29,722
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	11,343
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	17,926
Northrop Grumman Corp.,
7.750%, 2/15/2031	15,000	18,442
Pitney Bowes, Inc.,
5.750%, 9/15/2017	25,000	25,322
[1]Tyco Electronics Group SA,
6.000%, 10/1/2012	50,000	51,290
Tyco International Group
SA, 6.000%, 11/15/2013	25,000	25,728
Waste Management, Inc.,
6.375%, 11/15/2012	25,000	26,461

Total		671,416

Information Technology–0.5%
Cisco Systems, Inc.,
5.250%, 2/22/2011	100,000	102,599
Electronic Data Systems
Corp., 6.500%, 8/1/2013	25,000	25,308
Hewlett-Packard Co.,
5.250%, 3/1/2012	25,000	25,631
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	49,983
Science Applications
International Corp., 6.250%, 7/1/2012	20,000	21,305
United Technologies Corp.,
6.050%, 6/1/2036	25,000	25,810

Xerox Corp.,
5.500%, 5/15/2012	50,000	50,880

Total		301,516

Materials–0.4%
Alcoa, Inc.,
5.900%, 2/1/2027	25,000	23,672
Alcoa, Inc.,
7.375%, 8/1/2010	25,000	26,392
Dow Chemical Co.,
6.000%, 10/1/2012	50,000	52,030
EI Du Pont de Nemours & Co.,
5.600%, 12/15/2036	25,000	23,617
Falconbridge Ltd.,
5.500%, 6/15/2017	25,000	24,267
Vale Overseas Ltd.,
6.875%, 11/21/2036	50,000	50,831
Weyerhaeuser Co.,
7.375%, 3/15/2032	50,000	50,318

Total		251,127

Telecommunication Services–1.0%
AT&T Wireless Services, Inc.,
8.125%, 5/1/2012	50,000	55,647
AT&T, Inc.,
6.150%, 9/15/2034	25,000	25,040
AT&T, Inc.,
6.800%, 5/15/2036	25,000	27,141
AT&T, Inc.,
6.300%, 1/15/2038	25,000	26,435
BellSouth Corp.,
5.200%, 9/15/2014	30,000	29,982
BellSouth Corp.,
6.000%, 11/15/2034	10,000	9,756
BellSouth Capital Funding
Corp., 7.875%, 2/15/2030	25,000	29,206
EMBARQ Corp.,
6.738%, 6/1/2013	50,000	51,777
Motorola, Inc.,
6.000%, 11/15/2017	25,000	24,617
SBC Communications, Inc.
Global Note, 6.250%, 3/15/2011	50,000	52,085
Sprint Capital Corp.,
7.625%, 1/30/2011	100,000	104,281
Sprint Nextel Corp.,
6.000%, 12/1/2016	25,000	23,985

12	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	US Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
Verizon Communications,
Inc., 5.550%, 2/15/2016	$50,000	$50,618
Verizon Global Funding
Corp., 5.850%, 9/15/2035	10,000	9,815
Verizon Global Funding
Corp., 7.750%, 12/1/2030	25,000	29,406
Verizon New England, Inc.,
6.500%, 9/15/2011	30,000	31,526

Total		581,317

Utilities–1.4%
Arizona Public Service Co.,
6.500%, 3/1/2012	10,000	10,414
Carolina Power & Light Co.,
5.125%, 9/15/2013	10,000	10,032
Cincinnati Gas & Electric,
5.700%, 9/15/2012	50,000	52,030
Columbus Southern Power
Co., 6.600%, 3/1/2033	25,000	25,190
Commonwealth Edison Co.,
5.900%, 3/15/2036	25,000	23,508
Consolidated Edison Co. of
New York, 4.875%, 2/1/2013	50,000	49,889
Consolidated Edison Co. of
New York, Inc., 6.300%, 8/15/2037	25,000	25,935
Constellation Energy Group,
7.000%, 4/1/2012	50,000	53,530
Dominion Resources, Inc.,
5.150%, 7/15/2015	15,000	14,537
Dominion Resources, Inc.,
6.000%, 11/30/2017	50,000	50,709
El Paso Natural Gas Co.,
5.950%, 4/15/2017	50,000	49,601
Exelon Corp.,
4.450%, 6/15/2010	25,000	24,798
Exelon Corp.,
5.625%, 6/15/2035	15,000	13,440
Florida Power & Light Co.,
4.950%, 6/1/2035	25,000	22,078

MidAmerican Energy Co.,
6.750%, 12/30/2031	10,000	10,897
MidAmerican Funding LLC,
6.927%, 3/1/2029	25,000	27,642
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	108,446
Nisource Finance Corp.,
6.400%, 3/15/2018	25,000	24,990
Oneok, Inc.,
5.200%, 6/15/2015	25,000	24,089
Pacific Gas & Electric Co.,
3.600%, 3/1/2009	50,000	49,473
Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	15,024
Public Service Co. of
Colorado, 6.250%, 9/1/2037	10,000	10,405
Puget Sound Energy, Inc.,
6.274%, 3/15/2037	25,000	24,625
Sempra Energy,
7.950%, 3/1/2010	25,000	26,725
TXU Electric Delivery Co.,
7.000%, 5/1/2032	25,000	26,023
Virginia Electric and Power
Co., 5.400%, 1/15/2016	50,000	49,809

Total		823,839

Total Corporate Bonds–
(Identified Cost $10,403,696)		10,382,818

International Debt–4.7%
Abbey National PLC,
7.950%, 10/26/2029	25,000	29,728
Alcan, Inc.,
5.200%, 1/15/2014	50,000	50,327
America Movil SAB de CV,
5.625%, 11/15/2017	50,000	49,105
America Movil SA de CV,
5.750%, 1/15/2015	15,000	15,045
AstraZeneca PLC,
6.450%, 9/15/2037	25,000	27,487
BHP Billiton Finance Ltd.,
5.000%, 12/15/2010	25,000	25,374
BHP Billiton Finance Ltd.,
5.125%, 3/29/2012	25,000	25,231
British Telecommunications
PLC, 8.625%, 12/15/2010	50,000	54,903

US Bond Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	13

Portfolio of investments

	Par amount	Value

International Debt (continued)
British Telecommunications
PLC, 9.125%, 12/15/2030	$25,000	$33,183
Canadian National Railway
Co., 6.200%, 6/1/2036	25,000	25,108
Deutsche Bank AG,
5.375%, 10/12/2012	100,000	102,573
Deutsche Bank AG,
6.000%, 9/1/2017	50,000	51,943
Deutsche Telekom
International Finance BV, 8.250%, 6/15/2030	25,000	31,283
Diageo Finance BV,
5.300%, 10/28/2015	50,000	49,497
Eksportfinans ASA,
5.000%, 2/14/2012	100,000	103,315
European Investment Bank,
4.125%, 9/15/2010	50,000	50,603
European Investment Bank,
4.500%, 2/17/2009	50,000	50,329
European Investment Bank,
4.625%, 5/15/2014	200,000	204,706
European Investment Bank,
4.875%, 2/16/2016	50,000	51,573
Export-Import Bank Of
Korea (KEXIM), 5.125%, 2/14/2011	25,000	25,085
France Telecom SA,
7.750%, 3/1/2011	100,000	107,558
HSBC Holdings PLC,
6.500%, 5/2/2036	25,000	24,382
HSBC Holdings PLC,
7.500%, 7/15/2009	50,000	51,913
Hydro Quebec,
6.300%, 5/11/2011	25,000	26,791
International Bank for
Reconstruction & Development, 7.625%, 1/19/2023	25,000	32,930
Israel Government
International Bond, 5.500%, 11/9/2016	25,000	25,509
Italy Government
International Bond, 4.500%, 1/21/2015	100,000	99,944

Italy Government International
Bond, 5.625%, 6/15/2012	100,000	106,877
Italy, Republic of, 6.875%,
9/27/2023	25,000	29,918
Kreditanstalt fuer
Wiederaufbau, 4.875%, 1/17/2017	100,000	103,215
Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	103,747
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	27,157
Mexico Government
International Bond, 6.750%, 9/27/2034	20,000	22,140
Mexico Government
International Bond, 8.300%, 8/15/2031	50,000	64,700
Nexen, Inc.,
5.875%, 3/10/2035	25,000	23,633
Oesterreichische
Kontrollbank AG, 4.875%, 2/16/2016	100,000	102,255
Province of Nova Scotia
Canada, 5.125%, 1/26/2017	50,000	52,193
Province of Ontario Canada,
5.000%, 10/18/2011	100,000	103,428
Province of Quebec Canada,
4.600%, 5/26/2015	50,000	50,032
Province of Quebec Canada,
7.500%, 9/15/2029	10,000	13,116
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	53,908
Republic of Korea,
4.875%, 9/22/2014	25,000	25,142
Royal Bank of Canada,
3.875%, 5/4/2009	30,000	29,807
Royal Bank of Scotland Group
PLC, 7.648%, 8/31/2049	25,000	25,865
Svensk Exportkredit AB,
4.625%, 2/17/2009	50,000	50,299
Telecom Italia Capital SA,
6.375%, 11/15/2033	50,000	50,235
Telefonica Emisiones SAU,
5.984%, 6/20/2011	50,000	51,474
Telefonica Emisiones SAU,
6.221%, 7/3/2017	25,000	26,021

14	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	US Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Par amount	Value

International Debt (continued)
Thomson Corp. Note,
5.700%, 10/1/2014	$75,000	$75,413
Vodafone Group PLC,
6.150%, 2/27/2037	25,000	24,773
Vodafone Group PLC,
7.875%, 2/15/2030	25,000	29,538
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	24,669

Total International Debt–
(Identified Cost $2,637,132)		2,694,980

Mortgage-Backed Securities–38.5%
Federal Home Loan
Mortgage Corporation GOLD 30 YR, 6.500%	250,000	256,992
Federal Home Loan
Mortgage Corporation, 4.500%–7.000%, 5/1/2020–8/1/2037	6,133,186	6,123,600
Federal National Mortgage
Association 30 YR, 6.000%	300,000	304,688
Federal National Mortgage
Association, 4.000%–7.000%, 6/1/2019–12/1/2037	13,666,093	13,695,741
Government National
Mortgage Association 30 YR, 5.000%–6.000%,	325,000	327,965
Government National
Mortgage Association, 4.500%–6.500%, 4/15/2036–8/15/2037	1,522,423	1,532,831

Total Mortgage-Backed
Securities–(Identified Cost $21,934,502)		22,241,817

U.S. Treasury–22.9%
U.S. Treasury Bonds–6.3%
4.500%, 2/15/2036	125,000	125,674

4.750%, 2/15/2037	90,000	94,219

5.250%, 2/15/2029	65,000	71,525

6.125%, 8/15/2029	75,000	91,775

6.250%, 5/15/2030	75,000	93,621

6.375%, 8/15/2027	120,000	148,978

6.750%, 8/15/2026	160,000	204,850

6.875%, 8/15/2025	200,000	257,219

7.125%, 2/15/2023	140,000	180,710

7.250%, 5/15/2016	100,000	123,000

7.500%, 11/15/2016	50,000	62,777

8.000%, 11/15/2021	270,000	369,605

8.500%, 2/15/2020	130,000	180,852

8.750%, 5/15/2017	215,000	292,568

8.750%, 8/15/2020	80,000	113,931

8.875%, 8/15/2017	150,000	206,438

8.875%, 2/15/2019	100,000	140,664

9.125%, 5/15/2018	70,000	99,012

9.250%, 2/15/2016	135,000	184,349

5.000%, 5/15/2037	100,000	109,024

6.125%, 11/15/2027	75,000	90,850

6.250%, 8/15/2023	325,000	389,213

6.625%, 2/15/2027	25,000	31,736

Total		3,662,590

U.S. Treasury Notes–16.6%
3.125%, 4/15/2009	225,000	225,176

3.125%, 11/30/2009	100,000	100,141

3.500%, 8/15/2009	250,000	251,739

3.625%, 7/15/2009	400,000	403,313

3.625%, 1/15/2010	280,000	283,325

3.875%, 5/15/2009	400,000	404,313

4.000%, 8/31/2009	250,000	253,750

4.000%, 9/30/2009	250,000	254,063

4.000%, 4/15/2010	200,000	204,125

4.000%, 2/15/2015	600,000	608,672

4.250%, 1/15/2011	650,000	672,141

4.250%, 9/30/2012	600,000	621,235

4.250%, 8/15/2014	100,000	103,430

4.250%, 11/15/2017	50,000	50,887

4.375%, 12/15/2010	175,000	181,563

4.500%, 3/31/2009	200,000	203,406

US Bond Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	15

Portfolio of investments

	Par amount	Value

U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.500%, 4/30/2009	$275,000	$280,049

4.500%, 2/28/2011	100,000	104,195

4.500%, 9/30/2011	100,000	104,359

4.500%, 3/31/2012	525,000	548,871

4.500%, 4/30/2012	250,000	261,231

4.625%, 12/31/2011	500,000	524,609

4.625%, 2/29/2012	150,000	157,453

4.625%, 7/31/2012	100,000	105,031

4.625%, 2/15/2017	175,000	183,012

4.750%, 3/31/2011	200,000	209,875

4.750%, 5/31/2012	100,000	105,570

4.750%, 8/15/2017	200,000	211,297

4.875%, 8/15/2009	500,000	513,984

4.875%, 4/30/2011	100,000	105,422

4.875%, 5/31/2011	250,000	263,399

4.875%, 6/30/2012	175,000	185,664

4.875%, 8/15/2016	150,000	159,774

5.125%, 6/30/2011	250,000	265,684

5.125%, 5/15/2016	150,000	162,399

6.000%, 8/15/2009	300,000	313,805

Total		9,586,962

Total U.S. Treasury–
(Identified Cost $12,754,506)		13,249,552

U.S. Government Agencies–9.3%
Federal Farm Credit Bank,
4.750%–5.375%, 5/7/2010–1/17/2017	325,000	336,865
Federal Home Loan Bank of
Chicago, 5.625%, 6/13/2016	50,000	53,618
Federal Home Loan Bank
System, 4.250%–5.500%, 11/20/2009–7/15/2036	1,525,000	1,557,971

Federal Home Loan
Mortgage Corp., 4.500%–6.750%, 1/15/2015–7/15/2032	1,305,000	1,353,243
Federal National Mortgage
Association, 3.250%–7,250%, 2/15/2009–7/15/037	1,910,000	1,992,144
Tennessee Valley Authority,
5.500%–6.750, 7/18/2017–1/15/2038	75,000	87,398

Total U.S. Government
Agencies–(Identified Cost $5,234,717)		5,381,239

Commercial Mortgage-Backed Securities–6.0%
Banc of America Commercial
Mortgage, Inc., 5.118%, 7/11/2043	60,000	60,760
Banc of America Commercial
Mortgage, Inc., 5.228%, 10/10/2045	20,000	20,037
Banc of America Commercial
Mortgage, Inc., 5.356%, 10/10/2045	100,000	100,418
Banc of America Commercial
Mortgage, Inc., 5.659%, 6/10/2049	125,000	128,041
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	40,000	39,685
Bear Stearns Commercial
Mortgage Securities, 4.978%, 7/11/2042	200,000	200,021
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	50,095
Bear Stearns Commercial
Mortgage Securities, 7.080%, 7/15/2031	47,712	48,806
Chase Commercial Mortgage
Securities Corp., 7.319%, 10/15/2032	25,000	26,364
Citigroup Commercial
Mortgage Trust, 5.723%, 3/15/2049	25,000	23,171
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.225%, 7/15/2044	50,000	48,773

16	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	US Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass
Through Certificates, 4.429%, 12/15/2036	$250,000	$248,815
Commercial Mortgage Pass
Through Certificates, 5.347%, 12/10/2046	50,000	48,851
Commercial Mortgage Pass
Through Certificates, 5.706%, 6/10/2046	50,000	51,013
Credit Suisse Mortgage
Capital Certificates, 5.827%, 6/15/2038	100,000	104,070
CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	18,789
CS First Boston Mortgage
Securities Corp., 5.230%, 12/15/2040	50,000	49,740
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	35,817
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	25,000	26,299
CS First Boston Mortgage
Securities Corp., 6.480%, 5/17/2040	4,448	4,457
CW Capital Cobalt Ltd.,
5.484%, 4/15/2047	25,000	25,179
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	151,739
GMAC Commercial
Mortgage Securities, Inc., 6.465%, 4/15/2034	24,952	26,088
GMAC Commercial
Mortgage Securities, Inc., 6.957%, 9/15/2035	20,000	21,128
Greenwich Capital
Commercial Funding Corp., 5.224%, 4/10/2037	100,000	99,377
Greenwich Capital
Commercial Funding Corp., 5.736%, 12/10/2049	125,000	128,033

GS Mortgage Securities Corp.
II, 4.761%, 7/10/2039	15,000	14,401
GS Mortgage Securities Corp.
II, 5.396%, 8/10/2038	100,000	102,262
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	19,948
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	48,665
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	34,505
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	19,469
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP4, Class AM, 5.000%, 10/15/2042	15,000	14,365
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	102,109
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	101,304
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	50,294
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2007-LDPX, Class AJ, 5.503%, 1/15/2049	50,000	47,161
LB-UBS Commercial
Mortgage Trust, 4.361%, 1/15/2029	50,000	49,052
LB-UBS Commercial
Mortgage Trust, 5.018%, 2/15/2031	35,034	35,032
LB-UBS Commercial
Mortgage Trust, 5.084%, 2/15/2031	25,000	25,042
LB-UBS Commercial Mortgage
Trust, 5.139%, 2/15/2031	20,000	19,916

US Bond Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	17

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	$20,000	$19,921
LB-UBS Commercial
Mortgage Trust, 5.430%, 2/15/2040	100,000	100,635
Merrill Lynch,
5.378%, 8/12/2048	100,000	100,210
Merrill Lynch Mortgage
Trust, 5.244%, 11/12/2037	50,000	49,922
Morgan Stanley Capital I,
5.204%, 11/14/2042	25,000	24,876
Morgan Stanley Capital I,
5.514%, 11/12/2049	100,000	101,352
Morgan Stanley Capital I,
6.883%, 6/3/2030	150,000	150,871
PG&E Energy Recovery
Funding LLC, 5.030%, 3/25/2014	50,000	50,655
Salomon Brothers Mortgage
Securities VII, 7.455%, 7/18/2033	22,089	22,393
Wachovia Bank Commercial
Mortgage Trust, 4.516%, 5/15/2044	15,000	14,811
Wachovia Bank Commercial
Mortgage Trust, 4.867%, 2/15/2035	100,000	99,886
Wachovia Bank Commercial
Mortgage Trust, 5.203%, 1/15/2045	73,495	73,560
Wachovia Bank Commercial
Mortgage Trust, 5.308%, 11/15/2048	75,000	74,804
Wachovia Bank Commercial
Mortgage Trust, 5.416%, 1/15/2045	50,000	50,411
Wachovia Bank Commercial
Mortgage Trust, 5.515%, 1/15/2045	50,000	47,713

Total Commercial
Mortgage-Backed Securities–(Identified Cost $3,423,703)		3,451,111

Municipal Bonds–0.1%
State of Illinois,
4.950%, 6/1/2023	25,000	24,317
State of Illinois Taxable,
5.100%, 6/1/2033	25,000	24,295

Total Municipal Bonds—
(Identified Cost $48,574)		48,612

Commercial Paper–1.0%
Mont Blanc Capital Corp.
5.650%, 1/14/2008 (At Amortized Cost)	600,000	598,776

Mutual Fund–1.2%
AIM Prime Fund (At Net
Asset Value)	705,643	705,643

Total Investments–102.2%
(Identified Cost $58,084,166)		59,093,650

Other Assets & Liabilities–Net–(2.2)%		(1,268,556)

Total Net Assets–100.0%		$57,825,094

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At December 31, 2007, these securities amounted to $177,738 which represents 0.3% of total net assets.

See Notes to Financial Statements.

18	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–98.6%
Consumer Discretionary–10.0%
[1]99 Cents Only Stores	200	$1,592

Aaron Rents, Inc.	121	2,328

Abercrombie & Fitch Co.	296	23,671

1ACCO Brands Corp.	160	2,566

Advance Auto Parts, Inc.	308	11,701

[1]Aeropostale, Inc.	255	6,757

1AFC Enterprises, Inc.	100	1,132

[1]Aftermarket Technology Corp.	100	2,726

[1]Amazon.com, Inc.	1,057	97,920

Ambassadors Group, Inc.	100	1,831

American Axle & Manufacturing
Holdings, Inc.	200	3,724
American Eagle Outfitters, Inc.	584	12,130

American Greetings Corp.	200	4,060

Ameristar Casinos, Inc.	158	4,351

Andersons, Inc.	100	4,480

[1]AnnTaylor Stores Corp.	169	4,320

ArvinMeritor, Inc.	200	2,346

Asbury Automotive Group, Inc.	100	1,505

Autoliv, Inc.	300	15,813

[1]AutoNation, Inc.	463	7,251

[1]AutoZone, Inc.	159	19,066

[1]Avis Budget Group, Inc.	288	3,744

[1]Bare Escentuals, Inc.	200	4,850

Barnes & Noble, Inc.	226	7,786

[1]Beacon Roofing Supply, Inc.	75	632

Beazer Homes USA, Inc.	88	654

Bebe Stores, Inc.	100	1,286

[1]Bed Bath & Beyond, Inc.	879	25,834

Belo Corp.	250	4,360

Best Buy Co., Inc.	1,318	69,393

Big 5 Sporting Goods Corp.	100	1,442

[1]Big Lots, Inc.	370	5,916

1BJ’s Wholesale Club, Inc.	253	8,559

Black & Decker Corp.	227	15,811

[1]Blockbuster, Inc.	300	1,170

[1]Blue Nile, Inc.	100	6,806

Blyth, Inc.	100	2,194

Bob Evans Farms, Inc.	90	2,424

Borders Group, Inc.	100	1,065

BorgWarner, Inc.	360	17,428

Boyd Gaming Corp.	158	5,383

[1]Brightpoint, Inc.	105	1,613

Brinker International, Inc.	385	7,531

[1]Brocade Communications
Systems, Inc.	1,195	8,771
Brown Shoe Co., Inc.	130	1,972

Brunswick Corp.	299	5,098

Buckle, Inc.	100	3,300

Building Material Holding Corp.	40	221

Burger King Holdings, Inc.	200	5,702

[1]Cabela’s, Inc.	94	1,417

[1]Cablevision Systems Corp.	746	18,277

[1]California Pizza Kitchen, Inc.	150	2,335

Callaway Golf Co.	220	3,835

[1]Carmax, Inc.	758	14,970

Carnival Corp.	1,453	64,644

[1]Carter’s, Inc.	160	3,096

Cato Corp.	100	1,566

CBRL Group, Inc.	107	3,466

CBS Corp.	2,157	58,778

1CEC Entertainment, Inc.	50	1,298

Centex Corp.	335	8,462

[1]Champion Enterprises, Inc.	210	1,978

[1]Charlotte Russe Holding, Inc.	100	1,615

[1]Charming Shoppes, Inc.	250	1,352

[1]Charter Communications, Inc.	1,200	1,404

[1]Cheesecake Factory	270	6,402

[1]Chico’s FAS, Inc.	499	4,506

[1]Children’s Place Retail Stores,
Inc.	130	3,371
[1]Chipotle Mexican Grill, Inc.,
Class A	42	6,177

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	19

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Chipotle Mexican Grill, Inc.,
Class B	100	$12,305
Choice Hotels International, Inc.	100	3,320

Christopher & Banks Corp.	100	1,145

Churchill Downs, Inc.	100	5,397

Cinemark Holdings, Inc.	200	3,400

Circuit City Stores, Inc.	500	2,100

Citadel Broadcasting Corp.	395	814

CKE Restaurants, Inc.	200	2,640

1CKX, Inc.	200	2,400

Clear Channel Communications,
Inc.	1,612	55,646
[1]Coach, Inc.	1,193	36,482

[1]Coldwater Creek, Inc.	175	1,171

[1]Collective Brands, Inc.	180	3,130

Columbia Sportswear Co.	55	2,425

[1]Comcast Corp., Class A	6,500	118,690

[1]Comcast Corp., Special Class A	3,460	62,695

Cooper Tire & Rubber Co.	210	3,482

[1]Copart, Inc.	300	12,765

Costco Wholesale Corp.	1,524	106,314

[1]Cox Radio, Inc.	100	1,215

1CROCS, Inc.	200	7,362

1CSK Auto Corp.	100	501

1CTC Media, Inc.	100	3,020

Darden Restaurants, Inc.	422	11,694

[1]Deckers Outdoor Corp.	37	5,737

[1]Dick’s Sporting Goods, Inc.	286	7,939

Dillard’s, Inc.	143	2,686

1DIRECTV Group, Inc.	2,376	54,933

[1]Dolby Laboratories, Inc.	200	9,944

[1]Dollar Tree Stores, Inc.	270	6,998

Domino’s Pizza, Inc.	152	2,011

DR Horton, Inc.	977	12,867

[1]DreamWorks Animation SKG,
Inc.	260	6,640
[1]Dress Barn, Inc.	80	1,001

1DSW, Inc.	100	1,876

1DTS, Inc.	100	2,557

Eastman Kodak Co.	928	20,295

[1]EchoStar Communications Corp.	709	26,743

Entercom Communications Corp.	60	821

[1]Entravision Communications
Corp.	200	1,566
Ethan Allen Interiors, Inc.	50	1,425

EW Scripps Co.	260	11,703

[1]Exide Technologies	400	3,200

[1]Expedia, Inc.	620	19,604

Family Dollar Stores, Inc.	384	7,384

Federal Signal Corp.	100	1,122

Finish Line, Inc.	80	194

[1]Fleetwood Enterprises, Inc.	200	1,196

Foot Locker, Inc.	404	5,519

[1]Ford Motor Co.	5,672	38,173

Fortune Brands, Inc.	500	36,180

[1]Fossil, Inc.	180	7,556

Fred’s, Inc.	100	963

Furniture Brands International, Inc.	80	805

[1]GameStop Corp., Class A	477	29,626

Gannett Co., Inc.	768	29,952

Gap, Inc.	1,900	40,432

Garmin Ltd.	400	38,800

GateHouse Media, Inc.	100	878

[1]Gaylord Entertainment Co.	194	7,851

[1]Gemstar-TV Guide International,
Inc.	1,116	5,312
General Motors Corp.	1,519	37,808

[1]Genesco, Inc.	40	1,512

Gentex Corp.	373	6,628

[1]Getty Images, Inc.	201	5,829

[1]Goodyear Tire & Rubber Co.	580	16,368

Group 1 Automotive, Inc.	100	2,375

1GSI Commerce, Inc.	100	1,950

Guess?, Inc.	156	5,911

20	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Gymboree Corp.	124	$3,777

[1]Hanesbrands, Inc.	278	7,553

Harley-Davidson, Inc.	828	38,676

Harman International Industries,
Inc.	217	15,995
Harrah’s Entertainment, Inc.	600	53,250

Harte-Hanks, Inc.	180	3,114

Hasbro, Inc.	513	13,123

Hearst-Argyle Television, Inc.	87	1,924

[1]Helen of Troy Ltd.	100	1,714

[1]Hertz Global Holdings, Inc.	400	6,356

[1]Hibbett Sports, Inc.	60	1,199

HNI Corp.	108	3,786

Home Depot, Inc.	5,656	152,373

[1]Hot Topic, Inc.	200	1,164

[1]Hovnanian Enterprises, Inc.	96	688

Idearc, Inc.	400	7,024

IHOP Corp.	30	1,097

[1]Insight Enterprises, Inc.	180	3,283

Interactive Data Corp.	170	5,612

Interface, Inc.	100	1,632

[1]Interline Brands, Inc.	100	2,191

International Game Technology	1,100	48,323

International Speedway Corp.	150	6,177

[1]Interpublic Group of Cos., Inc.	1,560	12,652

[1]inVentiv Health, Inc.	100	3,096

1J. Crew Group, Inc.	100	4,821

[1]Jack in the Box, Inc.	162	4,175

[1]Jakks Pacific, Inc.	100	2,361

JCPenney Co., Inc.	669	29,429

1Jo-Ann Stores, Inc.	100	1,308

John Wiley & Sons, Inc.	170	7,283

Johnson Controls, Inc.	1,943	70,026

Jones Apparel Group, Inc.	322	5,149

[1]Jos. A. Bank Clothiers, Inc.	100	2,845

Journal Communications, Inc.	200	1,788

K-Swiss, Inc.	50	905

KB Home	274	5,918

Kellwood Co.	103	1,714

Kimball International, Inc.	100	1,370

Knoll, Inc.	106	1,742

[1]Knology, Inc.	100	1,278

[1]Kohl’s Corp.	1,002	45,892

[1]Krispy Kreme Doughnuts, Inc.	200	632

La-Z-Boy, Inc.	200	1,586

Lamar Advertising Co.	284	13,652

Lancaster Colony Corp.	60	2,382

Landry’s Restaurants, Inc.	100	1,970

[1]Las Vegas Sands Corp.	360	37,098

[1]Lear Corp.	240	6,638

Lee Enterprises, Inc.	80	1,172

Leggett & Platt, Inc.	544	9,487

Lennar Corp.	393	7,031

[1]Liberty Global, Inc.	585	21,405

[1]Liberty Media Holding Corp.–
Capital	396	46,130
[1]Liberty Media Holding Corp.–
Interactive	2,004	38,236
[1]Life Time Fitness, Inc.	100	4,968

Limited Brands, Inc.	1,187	22,470

[1]Lions Gate Entertainment Corp.	400	3,768

[1]Live Nation, Inc.	151	2,193

Liz Claiborne, Inc.	302	6,146

1LKQ Corp.	392	8,240

[1]LodgeNet Entertainment Corp.	100	1,744

Lowe’s Cos., Inc.	4,900	110,838

1M&F Worldwide Corp.	50	2,692

[1]Macrovision Corp.	190	3,483

Macy’s, Inc.	1,456	37,667

Marcus Corp.	100	1,545

Marriott International, Inc.	1,115	38,111

[1]Marvel Entertainment, Inc.	200	5,342

Mattel, Inc.	1,226	23,343

Matthews International Corp.	160	7,499

McClatchy Co.	116	1,452

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	21

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
McDonald’s Corp.	4,020	$236,818

McGraw-Hill Cos., Inc.	1,132	49,593

MDC Holdings, Inc.	100	3,713

Media General, Inc.	40	850

[1]Mediacom Communications
Corp.	200	918
Men’s Wearhouse, Inc.	160	4,317

Meredith Corp.	189	10,391

[1]Meritage Homes Corp.	30	437

1MGM Mirage	450	37,809

Modine Manufacturing Co.	60	991

[1]Mohawk Industries, Inc.	188	13,987

[1]Morgans Hotel Group Co.	100	1,928

Movado Group, Inc.	100	2,529

[1]Move, Inc.	300	735

National CineMedia, Inc.	200	5,042

Nautilus, Inc.	100	485

[1]NetFlix, Inc.	160	4,259

New York Times Co.	401	7,030

Newell Rubbermaid, Inc.	958	24,793

News Corp., Class A	6,060	124,169

News Corp., Class B	1,403	29,814

Nike, Inc.	1,212	77,859

Nordstrom, Inc.	631	23,177

[1]NutriSystem, Inc.	111	2,995

1NVR, Inc.	16	8,384

O’Charleys, Inc.	100	1,498

1O’Reilly Automotive, Inc.	313	10,151

[1]Office Depot, Inc.	991	13,785

OfficeMax, Inc.	190	3,925

Omnicom Group, Inc.	1,082	51,427

Orient-Express Hotels Ltd.	116	6,672

Oxford Industries, Inc.	42	1,082

[1]Pacific Sunwear of California,
Inc.	190	2,681

[1]Panera Bread Co.	73	2,615

[1]Papa John’s International, Inc.	60	1,362

[1]Penn National Gaming, Inc.	290	17,269

Penske Automotive Group, Inc.	154	2,689

PEP Boys-Manny Moe & Jack	100	1,148

PetSmart, Inc.	482	11,341

1PF Chang’s China Bistro, Inc.	40	914

Phillips-Van Heusen, Corp.	208	7,667

[1]Pier 1 Imports, Inc.	300	1,569

[1]Pinnacle Entertainment, Inc.	170	4,005

Polaris Industries, Inc.	160	7,643

Polo Ralph Lauren Corp.	176	10,875

Pool Corp.	180	3,569

[1]Priceline.com, Inc.	127	14,587

Pulte Homes, Inc.	648	6,830

[1]Quiksilver, Inc.	350	3,003

[1]Radio One, Inc.	300	711

RadioShack Corp.	440	7,418

1RC2 Corp.	100	2,807

[1]Red Robin Gourmet Burgers,
Inc.	41	1,312
Regal Entertainment Group	180	3,253

Regis Corp.	160	4,474

[1]Rent-A-Center, Inc.	200	2,904

[1]Retail Ventures, Inc.	100	509

1RH Donnelley Corp.	283	10,324

Ross Stores, Inc.	493	12,606

Royal Caribbean Cruises Ltd.	485	20,583

Ruby Tuesday, Inc.	200	1,950

Ryland Group, Inc.	106	2,920

[1]Saks, Inc.	353	7,328

[1]Scholastic Corp.	70	2,442

[1]School Specialty, Inc.	40	1,382

[1]Scientific Games Corp.	180	5,985

Sealy Corp.	100	1,119

[1]Sears Holdings Corp.	254	25,921

[1]Select Comfort Corp.	175	1,227

Sherwin-Williams Co.	421	24,435

[1]Shuffle Master, Inc.	60	719

22	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Sinclair Broadcast Group, Inc.	200	$1,642

[1]Sirius Satellite Radio, Inc.	4,825	14,620

[1]Six Flags, Inc.	300	609

[1]Skechers U.S.A., Inc.	100	1,951

[1]Smith & Wesson Holding Corp.	100	610

Snap-On, Inc.	229	11,047

Sonic Automotive, Inc.	100	1,936

[1]Sonic Corp.	236	5,168

Speedway Motorsports, Inc.	100	3,108

Stage Stores, Inc.	90	1,332

Standard-Pacific Corp.	183	613

Stanley Works	290	14,059

Staples, Inc.	2,382	54,953

[1]Starbucks Corp.	2,490	50,970

Starwood Hotels & Resorts
Worldwide, Inc.	689	30,337
[1]Steak N Shake Co.	100	1,090

[1]Steven Madden Ltd.	54	1,080

Superior Industries International,
Inc.	100	1,817
Talbots, Inc.	100	1,182

Target Corp.	2,655	132,750

Tempur-Pedic International, Inc.	200	5,194

[1]Tenneco, Inc.	180	4,693

[1]Texas Roadhouse, Inc.	152	1,681

Thor Industries, Inc.	150	5,701

Tiffany & Co.	436	20,069

Tim Hortons, Inc.	600	22,158

[1]Timberland Co.	170	3,074

Time Warner, Inc.	12,473	205,929

[1]Tivo, Inc.	300	2,502

TJX Cos., Inc.	1,520	43,670

[1]Toll Brothers, Inc.	422	8,465

Toro Co.	200	10,888

[1]Tractor Supply Co.	79	2,839

Triarc Cos., Inc., Class A	150	1,310

Triarc Cos., Inc., Class B	200	1,752

1TRW Automotive Holdings Corp.	160	3,344

Tupperware Brands Corp.	180	5,945

[1]Tween Brands, Inc.	150	3,972

[1]Under Armour, Inc.	122	5,328

UniFirst Corp.	100	3,800

[1]United Rentals, Inc.	190	3,488

[1]Universal Electronics, Inc.	100	3,344

[1]Urban Outfitters, Inc.	326	8,887

[1]Vail Resorts, Inc.	78	4,197

VF Corp.	336	23,070

[1]Viacom, Inc.	1,980	86,962

Virgin Media, Inc.	869	14,895

[1]Visteon Corp.	210	922

WABCO Holdings, Inc.	191	9,567

Wabtec Corp.	170	5,855

Wal-Mart Stores, Inc.	8,195	389,508

Walt Disney Co.	6,140	198,199

[1]Warnaco Group, Inc.	180	6,264

Warner Music Group Corp.	80	485

Washington Post Co.	18	14,246

1WCI Communities, Inc.	50	189

Wendy’s International, Inc.	322	8,320

1WESCO International, Inc.	114	4,519

Westwood One, Inc.	130	259

Whirlpool Corp.	308	25,142

Williams-Sonoma, Inc.	288	7,459

Winnebago Industries, Inc.	40	841

1WMS Industries, Inc.	150	5,496

Wolverine World Wide, Inc.	200	4,904

Wyndham Worldwide Corp.	577	13,594

Wynn Resorts Ltd.	202	22,650

1XM Satellite Radio Holdings, Inc.	1,012	12,387

Yum! Brands, Inc.	1,775	67,929

[1]Zale Corp.	170	2,730

[1]Zumiez, Inc.	100	2,436

Total Consumer Discretionary		5,350,441

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	23

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples–7.9%
Alberto-Culver Co.	313	$7,681

[1]Alliance One International, Inc.	300	1,221

Altria Group, Inc.	7,008	529,665

Anheuser-Busch Cos., Inc.	2,530	132,420

Archer-Daniels-Midland Co.	1,917	89,006

Avon Products, Inc.	1,416	55,975

Brown-Forman Corp.	200	14,822

Bunge Ltd.	404	47,030

Campbell Soup Co.	747	26,690

Casey’s General Stores, Inc.	180	5,330

[1]Central European Distribution
Corp.	100	5,808
[1]Central Garden and Pet Co.	40	230

[1]Central Garden and Pet Co.,
Class A (Non-voting)	80	429
[1]Chattem, Inc.	51	3,853

[1]Chiquita Brands International,
Inc.	70	1,287
Church & Dwight Co., Inc.	232	12,544

Clorox Co.	513	33,432

Coca-Cola Co.	6,936	425,662

Coca-Cola Enterprises, Inc.	911	23,713

Colgate-Palmolive Co.	1,683	131,207

ConAgra Foods, Inc.	1,643	39,087

[1]Constellation Brands, Inc.	610	14,420

Corn Products International, Inc.	251	9,224

CVS Corp.	4,931	196,007

Dean Foods Co.	469	12,128

Del Monte Foods Co.	560	5,298

[1]Elizabeth Arden, Inc.	100	2,035

Estee Lauder Cos., Inc.	330	14,391

Flowers Foods, Inc.	255	5,970

General Mills, Inc.	1,129	64,353

[1]Great Atlantic & Pacific Tea Co.	112	3,509

[1]Green Mountain Coffee
Roasters, Inc.	100	4,070

[1]Hain Celestial Group, Inc.	80	2,560

[1]Hansen Natural Corp.	252	11,161

Herbalife Ltd.	150	6,042

Hershey Co.	497	19,582

H.J. Heinz Co.	1,089	50,835

Hormel Foods Corp.	289	11,699

Ingles Markets, Inc.	100	2,539

J&J Snack Foods Corp.	100	3,128

J.M. Smucker Co.	228	11,728

Kellogg Co.	953	49,966

Kimberly-Clark Corp.	1,435	99,503

Kraft Foods, Inc.	5,294	172,743

Kroger Co.	2,243	59,911

Lance, Inc.	100	2,042

Loews Corp.–Carolina Group	354	30,196

Longs Drug Stores Corp.	140	6,580

McCormick & Co., Inc.	433	16,415

Molson Coors Brewing Co.	476	24,571

Nash Finch Co.	100	3,528

1NBTY, Inc.	190	5,206

Nu Skin Enterprises, Inc.	100	1,643

[1]Pantry, Inc.	30	784

Pepsi Bottling Group, Inc.	460	18,152

PepsiAmericas, Inc.	200	6,664

PepsiCo, Inc.	5,405	410,240

[1]Performance Food Group Co.	70	1,881

Pilgrim’s Pride Corp.	152	4,400

[1]Prestige Brands Holdings, Inc.	100	748

Procter & Gamble Co.	10,450	767,239

[1]Ralcorp Holdings, Inc.	98	5,957

Reddy Ice Holdings, Inc.	100	2,531

[1]Rite Aid Corp.	1,450	4,046

Ruddick Corp.	100	3,467

Safeway, Inc.	1,502	51,383

[1]Sally Beauty Holdings, Inc.	190	1,720

Sanderson Farms, Inc.	100	3,378

Sara Lee Corp.	2,327	37,372

Seaboard Corp.	1	1,470

Sensient Technologies Corp.	161	4,553

24	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
[1]Smithfield Foods, Inc.	359	$10,382

[1]Steiner Leisure Ltd.	100	4,416

SUPERVALU, Inc.	664	24,913

Sysco Corp.	2,079	64,886

[1]Terra Industries, Inc.	361	17,241

Tootsie Roll Industries, Inc.	103	2,824

[1]TreeHouse Foods, Inc.	100	2,299

Tyson Foods, Inc.	930	14,257

[1]United Natural Foods, Inc.	160	5,075

Universal Corp.	109	5,583

UST, Inc.	539	29,537

Vector Group Ltd.	105	2,106

Walgreen Co.	3,283	125,017

WD-40 Co.	100	3,797

Whole Foods Market, Inc.	489	19,951

[1]Winn-Dixie Stores, Inc.	300	5,061

Wm. Wrigley Jr. Co.	655	38,350

Total Consumer Staples		4,211,755

Energy–11.5%
[1]Allis-Chalmers Energy, Inc.	100	1,475

Anadarko Petroleum Corp.	1,543	101,360

Apache Corp.	1,098	118,079

[1]Arena Resources, Inc.	200	8,342

Atlas America, Inc.	67	3,965

1ATP Oil & Gas Corp.	148	7,480

[1]Atwood Oceanics, Inc.	88	8,821

Baker Hughes, Inc.	1,059	85,885

[1]Basic Energy Services, Inc.	100	2,195

Berry Petroleum Co.	160	7,112

[1]Bill Barrett Corp.	140	5,862

BJ Services Co.	915	22,198

1BPZ Resources, Inc.	200	2,236

Cabot Oil & Gas Corp.	300	12,111

[1]Cameron International Corp.	700	33,691

CARBO Ceramics, Inc.	30	1,116

[1]Carrizo Oil & Gas, Inc.	100	5,475

[1]Cheniere Energy, Inc.	160	5,222

Chesapeake Energy Corp.	1,550	60,760

Chevron Corp.	7,093	661,990

Cimarex Energy Co.	259	11,015

1CNX Gas Corp.	100	3,195

[1]Complete Production Services,
Inc.	100	1,797
[1]Comstock Resources, Inc.	160	5,440

ConocoPhillips	5,175	456,952

[1]Contango Oil & Gas Co.	66	3,359

[1]Continental Resources, Inc.	200	5,226

[1]Core Laboratories NV	78	9,728

Crosstex Energy, Inc.	119	4,432

[1]Delta Petroleum Corp.	200	3,770

[1]Denbury Resources, Inc.	836	24,871

Devon Energy Corp.	1,400	124,474

Diamond Offshore Drilling, Inc.	227	32,234

[1]Dresser-Rand Group, Inc.	305	11,910

[1]Dril-Quip, Inc.	180	10,019

El Paso Corp.	2,406	41,479

[1]Encore Acquisition Co.	160	5,339

[1]Energy Partners Ltd.	87	1,027

ENSCO International, Inc.	523	31,181

EOG Resources, Inc.	799	71,311

Equitable Resources, Inc.	415	22,111

[1]Evergreen Energy, Inc.	90	201

1EXCO Resources, Inc.	200	3,096

[1]Exterran Holdings, Inc.	197	16,115

Exxon Mobil Corp.	18,575	1,740,292

[1]Flotek Industries, Inc.	100	3,604

1FMC Technologies, Inc.	500	28,350

[1]Forest Oil Corp.	261	13,269

Frontier Oil Corp.	353	14,325

General Maritime Corp.	40	978

[1]Global Industries Ltd.	330	7,069

[1]Grant Prideco, Inc.	450	24,979

[1]Grey Wolf, Inc.	540	2,878

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
[1]Gulfmark Offshore, Inc.	100	$4,679

Halliburton Co.	2,991	113,389

[1]Harvest Natural Resources, Inc.	100	1,250

[1]Helix Energy Solutions Group,
Inc.	297	12,325
Helmerich & Payne, Inc.	400	16,028

[1]Hercules Offshore, Inc.	262	6,230

Hess Corp.	942	95,010

Holly Corp.	211	10,738

[1]Hornbeck Offshore Services,
Inc.	100	4,495
1ION Geophysical Corp.	200	3,156

Lufkin Industries, Inc.	56	3,208

Marathon Oil Corp.	2,450	149,107

[1]Mariner Energy, Inc.	300	6,864

[1]Matrix Service Co.	100	2,182

Murphy Oil Corp.	601	50,989

[1]Nabors Industries Ltd.	902	24,706

1NATCO Group, Inc.	100	5,415

[1]National Oilwell Varco, Inc.	1,200	88,152

[1]Newfield Exploration Co.	491	25,876

[1]Newpark Resources, Inc.	300	1,635

Noble Corp.	897	50,689

Noble Energy, Inc.	576	45,804

Occidental Petroleum Corp.	2,835	218,267

[1]Oceaneering International, Inc.	180	12,123

[1]Oil States International, Inc.	123	4,197

[1]Oilsands Quest, Inc.	600	2,448

[1]Pacific Ethanol, Inc.	100	821

[1]Parallel Petroleum Corp.	82	1,446

[1]Parker Drilling Co.	270	2,039

Patterson-UTI Energy, Inc.	470	9,174

Penn Virginia Corp.	160	6,981

[1]Petroleum Development Corp.	50	2,957

[1]PetroQuest Energy, Inc.	200	2,860

[1]Pioneer Drilling Co.	171	2,031

Pioneer Natural Resources Co.	450	21,978

[1]Plains Exploration & Production
Co.	438	23,652
[1]Pride International, Inc.	559	18,950

[1]Quicksilver Resources, Inc.	150	8,938

Range Resources Corp.	552	28,351

[1]Rosetta Resources, Inc.	100	1,983

Rowan Cos., Inc.	399	15,745

RPC, Inc.	100	1,171

Schlumberger Ltd.	4,015	394,956

1SEACOR Holdings, Inc.	80	7,419

Smith International, Inc.	700	51,695

St. Mary Land & Exploration Co.	216	8,340

[1]Stone Energy Corp.	140	6,567

Sunoco, Inc.	433	31,367

[1]Superior Energy Services	300	10,326

[1]Swift Energy Co.	140	6,164

1T-3 Energy Services, Inc.	58	2,727

Tesoro Corp.	446	21,274

[1]Tetra Technologies, Inc.	220	3,425

Tidewater, Inc.	147	8,064

[1]Transocean, Inc.	1,028	147,158

[1]Trico Marine Services, Inc.	100	3,702

[1]Ultra Petroleum Corp.	519	37,108

[1]Unit Corp.	212	9,805

1US BioEnergy Corp.	200	2,342

Valero Energy Corp.	1,830	128,155

W&T Offshore, Inc.	113	3,385

1W-H Energy Services, Inc.	160	8,994

[1]Warren Resources, Inc.	200	2,826

[1]Weatherford International Ltd.	1,127	77,312

Western Refining, Inc.	100	2,421

[1]Whiting Petroleum Corp.	150	8,649

[1]Willbros Group, Inc.	100	3,829

Williams Cos., Inc.	2,046	73,206

XTO Energy, Inc.	1,605	82,433

Total Energy		6,143,089

26	AARP PORTFOLIOS 2007 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials–17.5%
[2]Acadia Realty Trust	100	$2,561

ACE Ltd.	1,095	67,649

Advanta Corp.	81	654

[1]Affiliated Managers Group, Inc.	102	11,981

AFLAC, Inc.	1,678	105,093

Alabama National BanCorp.	50	3,890

[1,2]Alexander’s, Inc.	8	2,826

[2]Alexandria Real Estate Equities,
Inc.	106	10,777
Alfa Corp.	100	2,167

[1]Alleghany Corp.	19	7,638

Allied Capital Corp.	450	9,675

Allied World Assurance Holdings
Ltd.	200	10,034
Allstate Corp.	1,832	95,685

2AMB Property Corp.	344	19,801

AMBAC Financial Group, Inc.	289	7,448

AMCORE Financial, Inc.	110	2,497

[2]American Campus Communities,
Inc.	100	2,685
American Capital Strategies Ltd.	602	19,842

American Equity Investment Life
Holding Co.	200	1,658
American Express Co.	3,557	185,035

American Financial Group, Inc.	218	6,296

[2]American Financial Realty Trust	300	2,406

American International Group,
Inc.	7,257	423,083
[1]AmeriCredit Corp.	364	4,656

Ameriprise Financial, Inc.	788	43,427

Amtrust Financial Services, Inc.	100	1,377

Anchor BanCorp Wisconsin, Inc.	100	2,352

Annaly Mortgage Management,
Inc.	1,270	23,089
[2]Anthracite Capital, Inc.	200	1,448

AON Corp.	864	41,204

[2]Apartment Investment &
Management Co.	313	10,870
Apollo Investment Corp.	305	5,200

[2]Arbor Realty Trust, Inc.	130	2,094

[1]Arch Capital Group Ltd.	205	14,422

Ares Capital Corp.	131	1,917

[1]Argo Group International Holdings
Ltd.	145	6,109
Arthur J. Gallagher & Co.	333	8,055

[2]Ashford Hospitality Trust, Inc.	300	2,157

Aspen Insurance Holdings Ltd.	300	8,652

Associated Banc-Corp	400	10,836

Assurant, Inc.	350	23,415

Assured Guaranty Ltd.	190	5,043

Astoria Financial Corp.	240	5,585

[2]AvalonBay Communities, Inc.	251	23,629

Axis Capital Holdings Ltd.	458	17,848

Banco Bilbao Vizcaya Argentaria
SA	1	24
BancorpSouth, Inc.	232	5,478

Bank Mutual Corp.	200	2,114

Bank of America Corp.	14,854	612,876

Bank of Hawaii Corp.	200	10,228

Bank of New York Mellon Corp.	3,848	187,628

BankAtlantic Bancorp, Inc.	200	820

[1]Bankrate, Inc.	100	4,809

BankUnited Financial Corp.	126	869

Banner Corp.	21	603

BB&T Corp.	1,835	56,279

Bear Stearns Cos., Inc.	353	31,152

[1]Berkshire Hathaway, Inc.	32	151,552

[2]BioMed Realty Trust, Inc.	210	4,866

BOK Financial Corp.	96	4,963

Boston Private Financial Holdings,
Inc.	160	4,333
[2]Boston Properties, Inc.	406	37,275

[2]Brandywine Realty Trust	240	4,303

2BRE Properties, Inc.	200	8,106

Broadridge Financial Solutions,
Inc.	444	9,959

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Brookdale Senior Living, Inc.	104	$2,955

Brookline Bancorp, Inc.	190	1,930

Brown & Brown, Inc.	424	9,964

Calamos Asset Management,
Inc.	76	2,263
[2]Camden Property Trust	230	11,074

Capital One Financial Corp.	1,388	65,597

[2]Capital Trust, Inc.	10	307

CapitalSource, Inc.	346	6,086

Capitol Bancorp Ltd.	100	2,012

Capitol Federal Financial	60	1,860

[2]CapLease, Inc.	100	842

Cascade Bancorp	100	1,392

Cash America International, Inc.	95	3,068

Cathay General Bancorp	100	2,649

1CB Richard Ellis Group, Inc.	621	13,383

1CBIZ, Inc.	200	1,962

2CBL & Associates Properties,
Inc.	234	5,595
[2]Cedar Shopping Centers, Inc.	100	1,023

[1]Centennial Bank Holdings, Inc.	100	578

Central Pacific Financial Corp.	60	1,108

Charles Schwab Corp.	3,183	81,326

Chemical Financial Corp.	100	2,379

Chittenden Corp.	100	3,562

Chubb Corp.	1,298	70,845

Cincinnati Financial Corp.	537	21,233

CIT Group, Inc.	628	15,091

Citigroup, Inc.	16,622	489,352

Citizens Banking Corp.	207	3,004

City Holding Co.	100	3,384

City National Corp.	152	9,052

CME Group, Inc.	157	107,702

Cohen & Steers, Inc.	100	2,997

Colonial BancGroup, Inc.	434	5,876

[2]Colonial Properties Trust	163	3,689

Columbia Banking System, Inc.	100	2,973

Comerica, Inc.	477	20,764

Commerce Bancorp, Inc.	611	23,304

Commerce Bancshares, Inc.	215	9,645

Commerce Group, Inc.	200	7,196

Community Bank System, Inc.	90	1,788

Community Trust Bancorp, Inc.	80	2,202

[1]CompuCredit Corp.	100	998

[1]Conseco, Inc.	699	8,779

[2]Corporate Office Properties Trust
SBI MD	170	5,355
[1]Corrections Corp. of America	418	12,335

Corus Bankshares, Inc.	60	640

Countrywide Financial Corp.	1,906	17,040

[2]Cousins Properties, Inc.	90	1,989

Crystal River Capital, Inc.	100	1,444

Cullen/Frost Bankers, Inc.	202	10,233

CVB Financial Corp.	137	1,417

DCT Industrial Trust, Inc.	400	3,724

[2]Deerfield Capital Corp.	100	800

Delphi Financial Group	175	6,174

[2]Developers Diversified Realty
Corp.	430	16,465
[2]DiamondRock Hospitality Co.	200	2,996

[2]Digital Realty Trust, Inc.	200	7,674

Dime Community Bancshares	180	2,299

Discover Financial Services	1,597	24,083

Douglas Emmett, Inc.	300	6,783

Downey Financial Corp.	30	933

[2]Duke Realty Corp.	451	11,762

1E*Trade Financial Corp.	1,209	4,292

East West Bancorp, Inc.	182	4,410

[2]EastGroup Properties, Inc.	80	3,348

Eaton Vance Corp.	374	16,983

Employers Holdings, Inc.	200	3,342

Endurance Specialty Holdings Ltd.	228	9,514

Enstar Group Ltd.	31	3,795

[2]Entertainment Properties Trust	60	2,820

28	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Equity Lifestyle Properties, Inc.	50	$2,283

[2]Equity One, Inc.	90	2,073

[2]Equity Residential	900	32,823

Erie Indemnity Co.	208	10,793

[2]Essex Property Trust, Inc.	76	7,409

[1]Euronet Worldwide, Inc.	88	2,640

Everest Re Group Ltd.	209	20,984

[2]Extra Space Storage, Inc.	180	2,572

1EZCORP, Inc.	100	1,129

Fannie Mae	3,259	130,295

FBL Financial Group, Inc.	100	3,453

1FCStone Group, Inc.	100	4,603

[2]Federal Realty Investment Trust	162	13,308

Federated Investors, Inc.	321	13,212

[2]FelCor Lodging Trust, Inc.	140	2,183

Fidelity National Financial, Inc.	649	9,482

Fidelity National Information
Services, Inc.	640	26,618
Fifth Third Bancorp	1,579	39,680

Financial Federal Corp.	75	1,672

First American Corp.	265	9,042

First BanCorp	120	875

First Busey Corp.	100	1,986

[1]First Cash Financial Services,
Inc.	100	1,468
First Charter Corp.	100	2,986

First Citizens BancShares, Inc.	10	1,458

First Commonwealth Financial
Corp.	206	2,194
First Community Bancorp, Inc.	150	6,186

First Financial Bankshares, Inc.	100	3,765

First Financial Corp.	40	1,134

First Financial Holdings, Inc.	100	2,742

First Horizon National Corp.	432	7,841

[2]First Industrial Realty Trust, Inc.	171	5,917

First Marblehead Corp.	175	2,677

First Merchants Corp.	130	2,839

First Midwest Bancorp, Inc.	190	5,814

First Niagara Financial Group, Inc.	300	3,612

[2]First Potomac Realty Trust	100	1,729

[1]FirstFed Financial Corp.	30	1,075

FirstMerit Corp.	219	4,382

Flagstar Bancorp, Inc.	100	697

FNB Corp.	150	2,205

[1]Forest City Enterprises, Inc.	245	10,888

Franklin Resources, Inc.	560	64,081

[2]Franklin Street Properties Corp.	261	3,863

Freddie Mac	2,235	76,146

[1]Fremont General Corp.	80	280

[2]Friedman, Billings, Ramsey
Group, Inc.	200	628
Frontier Financial Corp.	120	2,228

Fulton Financial Corp.	525	5,890

GAMCO Investors, Inc.	60	4,152

[2]General Growth Properties, Inc.	746	30,720

Genworth Financial, Inc.	1,461	37,182

[2]Getty Realty Corp.	120	3,202

1GFI Group, Inc.	64	6,126

Glacier Bancorp, Inc.	90	1,687

[2]Glimcher Realty Trust	100	1,429

2GMH Communities Trust	170	938

Goldman Sachs Group, Inc.	1,200	258,060

[2]Gramercy Capital Corp.	100	2,431

Greenhill & Co., Inc.	56	3,723

Hancock Holding Co.	60	2,292

Hanmi Financial Corp.	100	862

Hanover Insurance Group, Inc.	216	9,893

Harleysville National Corp.	100	1,457

Hartford Financial Services
Group, Inc.	1,031	89,893
HCC Insurance Holdings, Inc.	330	9,464

[2]Health Care Property Investors,
Inc.	696	24,207
[2]Health Care REIT, Inc.	236	10,547

[1,2]Healthcare Realty Trust, Inc.	175	4,443

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[1]HealthExtras, Inc.	70	$1,826

[2]Highwoods Properties, Inc.	190	5,582

Hilb, Rogal & Hobbs Co.	150	6,085

[1]Hilltop Holdings, Inc.	100	1,092

[2]Home Properties, Inc.	160	7,176

Horace Mann Educators Corp.	120	2,273

[2]Hospitality Properties Trust	278	8,957

[2]Host Hotels & Resorts, Inc.	1,812	30,876

2HRPT Properties Trust	604	4,669

Hudson City Bancorp, Inc.	1,734	26,045

Huntington Bancshares, Inc.	1,038	15,321

IBERIABANK Corp.	60	2,805

2IMPAC Mortgage Holdings, Inc.	200	112

Independent Bank Corp.	90	2,450

IndyMac Bancorp, Inc.	236	1,404

Infinity Property & Casualty
Corp.	50	1,806
[2]Inland Real Estate Corp.	150	2,124

Integra Bank Corp.	33	466

[1]Interactive Brokers Group, Inc.	200	6,464

[1]IntercontinentalExchange, Inc.	190	36,575

International Bancshares Corp.	99	2,073

Invesco Ltd. Com	1,400	43,932

[1]Investment Technology Group,
Inc.	189	8,995
[1]Investors Bancorp, Inc.	200	2,828

[2]Investors Real Estate Trust	94	843

IPC Holdings Ltd.	180	5,197

[2]iStar Financial, Inc.	469	12,217

Jackson Hewitt Tax Service, Inc.	60	1,905

Janus Capital Group, Inc.	600	19,710

Jefferies Group, Inc.	356	8,206

Jones Lang LaSalle, Inc.	104	7,401

JPMorgan Chase & Co.	11,305	493,463

1KBW, Inc.	100	2,559

KeyCorp	1,313	30,790

[2]Kilroy Realty Corp.	126	6,925

[2]Kimco Realty Corp.	770	28,028

[2]Kite Realty Group Trust	100	1,527

[1]Knight Capital Group, Inc.	270	3,888

LandAmerica Financial Group,
Inc.	30	1,004
2LaSalle Hotel Properties	159	5,072

Legg Mason, Inc.	468	34,234

Lehman Brothers Holdings, Inc.	1,494	97,767

Leucadia National Corp.	555	26,140

[2]Lexington Corporate Properties
Trust	230	3,344
[2]Liberty Property Trust	300	8,643

Lincoln National Corp.	905	52,689

Loews Corp.	1,430	71,986

2LTC Properties, Inc.	100	2,505

M&T Bank Corp.	258	21,045

[2]Macerich Co.	291	20,678

[2]Mack-Cali Realty Corp.	188	6,392

[2]Maguire Properties, Inc.	80	2,358

[1]Markel Corp.	32	15,715

Marsh & McLennan Cos., Inc.	1,745	46,190

Marshall & Ilsley Corp.	744	19,701

Max Capital Group, Ltd.	80	2,239

MB Financial, Inc.	100	3,083

MBIA, Inc.	427	7,955

MCG Capital Corp.	200	2,318

[2]Medical Properties Trust, Inc.	100	1,019

Mercury General Corp.	156	7,770

Merrill Lynch & Co., Inc.	2,791	149,821

MetLife, Inc.	2,449	150,907

2MFA Mortgage Investments, Inc.	360	3,330

MGIC Investment Corp.	290	6,505

[2]Mid-America Apartment
Communities, Inc.	70	2,992
Midland Co.	100	6,469

Montpelier Re Holdings Ltd.	310	5,273

Moody’s Corp.	777	27,739

Morgan Stanley	3,222	171,120

30	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[1]Morningstar, Inc.	100	$7,775

Municipal Mortgage & Equity
LLC	100	1,484
1NASDAQ Stock Market, Inc.	474	23,458

National City Corp.	2,023	33,299

National Financial Partners Corp.	150	6,841

[2]National Health Investors, Inc.	100	2,790

National Penn Bancshares, Inc.	106	1,605

[2]National Retail Properties, Inc.	170	3,975

Nationwide Financial Services,
Inc.	227	10,217
[2]Nationwide Health Properties,
Inc.	331	10,383
[1]Navigators Group, Inc.	100	6,500

NBT Bancorp, Inc.	85	1,940

New York Community Bancorp,
Inc.	894	15,717
NewAlliance Bancshares, Inc.	300	3,456

[2]Newcastle Investment Corp.	100	1,296

Northern Trust Corp.	682	52,228

[2]NorthStar Realty Finance Corp.	100	892

Northwest Bancorp, Inc.	100	2,657

Nymex Holdings, Inc.	283	37,812

NYSE Euronext	461	40,462

[1]Ocwen Financial Corp.	100	554

Odyssey Re Holdings Corp.	100	3,671

Old National Bancorp	128	1,915

Old Republic International Corp.	638	9,832

Omega Healthcare Investors,
Inc.	249	3,996
OneBeacon Insurance Group
Ltd.	100	2,150
optionsXpress Holdings, Inc.	100	3,382

Pacific Capital Bancorp	100	2,013

Park National Corp.	20	1,290

[2]Parkway Properties, Inc.	45	1,664

PartnerRe Ltd.	165	13,617

[2]Pennsylvania Real Estate
Investment Trust	160	4,749
People’s United Financial, Inc.	1,096	19,509

PFF Bancorp, Inc.	54	650

[1]Philadelphia Consolidated Holding
Co.	187	7,358
Phoenix Cos., Inc.	280	3,324

[1]Pico Holdings, Inc.	100	3,362

[1]Piper Jaffray Cos.	40	1,853

Platinum Underwriters Holdings
Ltd.	180	6,401
[2]Plum Creek Timber Co., Inc.	584	26,887

PMI Group, Inc.	270	3,586

PNC Financial Services Group,
Inc.	1,222	80,224
Popular, Inc.	748	7,929

Portfolio Recovery Associates,
Inc.	47	1,864
[2]Post Properties, Inc.	172	6,041

Principal Financial Group, Inc.	853	58,721

PrivateBancorp, Inc.	44	1,437

[1]ProAssurance Corp.	150	8,238

Progressive Corp.	2,200	42,152

[2]Prologis	852	54,000

Prosperity Bancshares, Inc.	99	2,910

Protective Life Corp.	200	8,204

Provident Bankshares Corp.	80	1,711

Provident Financial Services, Inc.	150	2,163

Provident New York Bancorp	230	2,972

Prudential Financial, Inc.	1,527	142,072

2PS Business Parks, Inc.	74	3,889

[2]Public Storage, Inc.	454	33,328

Radian Group, Inc.	286	3,340

2RAIT Investment Trust	100	862

[2]Ramco-Gershenson Properties
Trust	35	748
Raymond James Financial, Inc.	318	10,386

[2]Realty Income Corp.	308	8,322

[2]Redwood Trust, Inc.	140	4,794

[2]Regency Centers Corp.	201	12,962

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Regions Financial Corp.	2,345	$55,459

Reinsurance Group of America,
Inc.	166	8,712
RenaissanceRe Holdings Ltd.	202	12,168

RLI Corp.	40	2,272

S&T Bancorp, Inc.	100	2,764

SAFECO Corp.	395	21,994

Safety Insurance Group, Inc.	100	3,662

Sandy Spring Bancorp, Inc.	90	2,504

[2]Saul Centers, Inc.	54	2,885

[1]Scottish Re Group Limited	100	73

Security Capital Assurance Ltd.	100	389

SEI Investments Co.	460	14,798

Selective Insurance Group	118	2,713

[2]Senior Housing Properties Trust	260	5,897

[1]Signature Bank	70	2,362

[2]Simon Property Group, Inc.	742	64,450

2SL Green Realty Corp.	196	18,318

SLM Corp.	1,765	35,547

South Financial Group, Inc.	207	3,235

Sovereign Bancorp, Inc.	1,304	14,866

[2]Sovran Self Storage, Inc.	70	2,807

St. Joe Co.	205	7,280

StanCorp Financial Group, Inc.	237	11,940

[3]State Street Corp.	1,289	104,667

Sterling Bancorp	120	1,637

Sterling Bancshares, Inc.	150	1,674

Sterling Financial Corp. (PA)	100	1,642

Sterling Financial Corp. (WA)	90	1,511

Stewart Information Services
Corp.	40	1,044
[1]Stifel Financial Corp.	100	5,257

[2]Strategic Hotels & Resorts, Inc.	234	3,915

Student Loan Corp.	10	1,100

[2]Sun Communities, Inc.	120	2,528

[2]Sunstone Hotel Investors, Inc.	190	3,475

SunTrust Banks, Inc.	1,131	70,676

Susquehanna Bancshares, Inc.	428	7,892

1SVB Financial Group	155	7,812

SWS Group, Inc.	100	1,267

Synovus Financial Corp.	822	19,794

T. Rowe Price Group, Inc.	908	55,279

[2]Tanger Factory Outlet Centers,
Inc.	90	3,394
[2]Taubman Centers, Inc.	210	10,330

TCF Financial Corp.	297	5,325

1TD Ameritrade Holding Corp.	866	17,372

[1]Texas Capital Bancshares, Inc.	100	1,825

1TFS Financial Corp.	500	5,970

[2]Thornburg Mortgage, Inc.	322	2,975

Tompkins Trustco, Inc.	77	2,988

Torchmark Corp.	361	21,851

Tower Group, Inc.	100	3,340

Transatlantic Holdings, Inc.	99	7,194

Travelers Cos., Inc.	2,160	116,208

[1]Triad Guaranty, Inc.	26	255

TrustCo Bank Corp. NY	240	2,381

Trustmark Corp.	100	2,536

2U-Store-It Trust	110	1,008

UCBH Holdings, Inc.	430	6,089

UMB Financial Corp.	80	3,069

Umpqua Holdings Corp.	190	2,915

Union Bankshares Corp.	90	1,903

UnionBanCal Corp.	236	11,543

[1]United America Indemnity Ltd.	100	1,992

United Bankshares, Inc.	80	2,242

United Community Banks, Inc.	80	1,264

United Dominion Realty Trust, Inc.	400	7,940

United Fire & Casualty Co.	100	2,909

Unitrin, Inc.	200	9,598

[1]Universal American Financial
Corp.	100	2,559
[2]Universal Health Realty Income
Trust	30	1,063
UnumProvident Corp.	1,153	27,430

32	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Urstadt Biddle Properties, Inc.	180	$2,790

U.S. Bancorp	5,785	183,616

Valley National Bancorp	369	7,033

[2]Ventas, Inc.	432	19,548

[2]Vornado Realty Trust	441	38,786

W Holding Co., Inc.	200	242

Wachovia Corp.	6,601	251,036

Waddell & Reed Financial, Inc.	320	11,549

Walter Industries, Inc.	187	6,719

Washington Federal, Inc.	230	4,855

Washington Mutual, Inc.	2,764	37,618

[2]Washington Real Estate
Investment Trust	100	3,141
Washington Trust Bancorp, Inc.	110	2,775

Webster Financial Corp.	224	7,161

[2]Weingarten Realty Investors	295	9,275

Wells Fargo & Co.	10,818	326,595

WesBanco, Inc.	100	2,060

West Coast Bancorp	110	2,035

Westamerica BanCorp.	151	6,727

Western Union Co.	2,590	62,885

[1]White Mountains Insurance
Group Ltd.	28	14,393
Whitney Holding Corp.	190	4,968

Willis Group Holdings Ltd.	500	18,985

Wilmington Trust Corp.	230	8,096

Wintrust Financial Corp.	50	1,656

[1]World Acceptance Corp.	45	1,214

W.R. Berkley Corp.	551	16,425

XL Capital Ltd.	600	30,186

Zenith National Insurance Corp.	140	6,262

Zions BanCorp.	324	15,128

Total Financials		9,378,899

Health Care–11.6%
[1]Abaxis, Inc.	100	3,586

Abbott Laboratories	5,179	290,801

[1]Abraxis Bioscience, Inc.	35	2,407

[1]Accuray, Inc.	195	2,968

[1]Adams Respiratory Therapeutics,
Inc.	89	5,317
[1]Advanced Medical Optics, Inc.	139	3,410

[1]Advisory Board Co.	40	2,568

Aetna, Inc.	1,693	97,737

[1]Affymetrix, Inc.	193	4,466

[1]Air Methods Corp.	100	4,967

[1]Alexion Pharmaceuticals, Inc.	127	9,529

[1]Align Technology, Inc.	200	3,336

[1]Alkermes, Inc.	310	4,833

Allergan, Inc.	1,040	66,810

[1]Alnylam Pharmaceuticals, Inc.	100	2,908

[1]Alpharma, Inc.	150	3,022

1AMAG Pharmaceuticals, Inc.	100	6,013

[1]Amedisys, Inc.	133	6,453

[1]American Medical Systems
Holdings, Inc.	190	2,747
[1]American Oriental
Bioengineering, Inc.	200	2,216
1AMERIGROUP Corp.	180	6,561

AmerisourceBergen Corp.	620	27,819

[1]Amgen, Inc.	3,678	170,806

1AMN Healthcare Services, Inc.	100	1,717

1AmSurg Corp.	100	2,706

[1]Amylin Pharmaceuticals, Inc.	426	15,762

1APP Pharmaceuticals, Inc.	140	1,438

Applera Corp.–Applied
Biosystems Group	600	20,352
[1]Applera Corp.–Celera
Genomics Group	160	2,539
[1]Apria Healthcare Group, Inc.	170	3,667

[1]Arena Pharmaceuticals, Inc.	120	940

[1]Arthrocare Corp.	140	6,727

[1]Assisted Living Concepts, Inc.	200	1,500

[1]AtheroGenics, Inc.	70	27

[1]Auxilium Pharmaceuticals, Inc.	100	2,999

[1]Barr Pharmaceuticals, Inc.	318	16,886

Baxter International, Inc.	2,126	123,414

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
Beckman Coulter, Inc.	220	$16,016

Becton Dickinson & Co.	800	66,864

[1]Bio-Rad Laboratories, Inc.	70	7,253

[1]Biogen Idec, Inc.	957	54,472

[1]BioMarin Pharmaceuticals, Inc.	352	12,461

[1]Boston Scientific Corp.	4,470	51,986

Bristol-Myers Squibb Co.	6,613	175,377

[1]Bruker BioSciences Corp.	200	2,660

Cardinal Health, Inc.	1,213	70,051

[1]Celgene Corp.	1,271	58,733

[1]Centene Corp.	160	4,390

[1]Cephalon, Inc.	248	17,796

[1]Cepheid, Inc.	200	5,270

[1]Charles River Laboratories
International, Inc.	238	15,660
Cigna Corp.	919	49,378

[1]Community Health Systems, Inc.	279	10,284

[1]Conceptus, Inc.	100	1,924

1CONMED Corp.	100	2,311

Cooper Cos., Inc.	109	4,142

[1]Covance, Inc.	255	22,088

[1]Coventry Health Care, Inc.	525	31,106

Covidien Ltd.	1,617	71,617

C.R. Bard, Inc.	350	33,180

[1]Cross Country Healthcare, Inc.	100	1,424

[1]Cubist Pharmaceuticals, Inc.	170	3,487

1CV Therapeutics, Inc.	70	634

1DaVita, Inc.	418	23,554

[1]Dendreon Corp.	255	1,586

Dentsply International, Inc.	460	20,709

[1]Edwards Lifesciences Corp.	243	11,176

Eli Lilly & Co.	3,463	184,890

[1]Emeritus Corp.	100	2,515

[1]Endo Pharmaceuticals Holdings,
Holdings, Inc.	426	11,361

[1]Enzo Biochem, Inc.	100	1,274

[1]eResearchTechnology, Inc.	100	1,182

[1]ev3, Inc.	262	3,330

[1]Exelixis, Inc.	250	2,158

[1]Express Scripts, Inc.	740	54,020

[1]Forest Laboratories, Inc.	1,086	39,585

[1]Gen-Probe, Inc.	166	10,446

[1]Genentech, Inc.	1,566	105,032

[1]Gentiva Health Services, Inc.	100	1,904

[1]Genzyme Corp.	874	65,061

[1]Geron Corp.	300	1,704

[1]Gilead Sciences, Inc.	3,107	142,953

[1]Haemonetics Corp.	140	8,823

[1]Halozyme Therapeutics, Inc.	100	711

Health Management Associates,
Inc.	599	3,582
[1]Health Net, Inc.	400	19,320

1HEALTHSOUTH Corp.	200	4,200

[1]HealthSpring, Inc.	100	1,905

[1]Healthways, Inc.	140	8,182

[1]Henry Schein, Inc.	364	22,350

Hillenbrand Industries, Inc.	234	13,041

1HLTH Corp.	617	8,268

[1]Hologic, Inc.	409	28,074

[1]Hospira, Inc.	515	21,960

[1]Human Genome Sciences, Inc.	270	2,819

[1]Humana, Inc.	570	42,927

1ICU Medical, Inc.	100	3,601

[1]Idexx Laboratories, Inc.	192	11,257

[1]Illumina, Inc.	220	13,037

1ImClone Systems, Inc.	160	6,880

[1]Immucor, Inc.	269	9,143

IMS Health, Inc.	632	14,561

[1]Incyte Corp.	300	3,015

[1]Integra LifeSciences Holdings
Corp.	100	4,193
[1]InterMune, Inc.	100	1,333

[1]Intuitive Surgical, Inc.	120	38,940

Invacare Corp.	50	1,260

34	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Inverness Medical Innovations,
Inc.	207	$11,629
[1]Invitrogen Corp.	152	14,198

1ISIS Pharmaceuticals, Inc.	200	3,150

Johnson & Johnson	9,694	646,590

[1]Kendle International, Inc.	100	4,892

[1]Keryx Biopharmaceuticals, Inc.	100	840

[1]Kindred Healthcare, Inc.	60	1,499

[1]Kinetic Concepts, Inc.	228	12,212

[1]King Pharmaceuticals, Inc.	660	6,758

1KV Pharmaceutical Co.	100	2,854

[1]Laboratory Corp. of America
Holdings	391	29,532
LCA-Vision, Inc.	30	599

[1]LifeCell Corp.	120	5,173

[1]LifePoint Hospitals, Inc.	214	6,364

[1]Ligand Pharmaceuticals, Inc.	100	483

[1]Lincare Holdings, Inc.	293	10,302

[1]Luminex Corp.	100	1,624

[1]Magellan Health Services, Inc.	160	7,461

[1]MannKind Corp.	100	796

[1]Martek Biosciences Corp.	60	1,775

[1]Matria Healthcare, Inc.	40	951

MAXIMUS, Inc.	100	3,861

McKesson Corp.	977	64,003

[1]Medarex, Inc.	350	3,647

[1]MedCath Corp.	100	2,456

[1]Medco Health Solutions, Inc.	915	92,781

[1]Medicines Co.	80	1,533

Medicis Pharmaceutical Corp.	170	4,415

[1]Medivation, Inc.	100	1,440

Medtronic, Inc.	3,853	193,690

Mentor Corp.	178	6,960

Merck & Co., Inc.	7,221	419,612

Meridian Bioscience, Inc.	150	4,512

1MGI Pharma, Inc.	292	11,835

[1]Millennium Pharmaceuticals, Inc.	1,060	15,879

[1]Millipore Corp.	191	13,977

Mine Safety Appliances Co.	140	7,262

Mylan Laboratories, Inc.	1,066	14,988

[1]Myriad Genetics, Inc.	170	7,891

[1]Nektar Therapeutics	310	2,080

[1]Neurocrine Biosciences, Inc.	40	182

[1]Noven Pharmaceuticals, Inc.	100	1,388

1NuVasive, Inc.	100	3,952

[1]Nuvelo, Inc.	200	366

Omnicare, Inc.	365	8,326

[1]Omnicell, Inc.	100	2,693

[1]Onyx Pharmaceuticals, Inc.	250	13,905

[1]OraSure Technologies, Inc.	100	889

[1]Orthofix International NV	30	1,739

1OSI Pharmaceuticals, Inc.	227	11,012

Owens & Minor, Inc.	160	6,789

[1]Palomar Medical Technologies,
Inc.	35	536
[1]Par Pharmaceutical Cos., Inc.	150	3,600

[1]Parexel International Corp.	66	3,188

[1]Patterson Cos., Inc.	404	13,716

1PDL BioPharma, Inc.	309	5,414

[1]Pediatrix Medical Group, Inc.	160	10,904

Perrigo Co.	220	7,702

Pfizer, Inc.	23,129	525,722

Pharmaceutical Product
Development, Inc.	406	16,390
[1]PharmaNet Development Group,
Inc.	100	3,921
[1]PharMerica Corp.	64	888

[1]Pharmion Corp.	100	6,286

[1]Progenics Pharmaceuticals, Inc.	100	1,807

1PSS World Medical, Inc.	200	3,914

[1]Psychiatric Solutions, Inc.	160	5,200

Quest Diagnostics, Inc.	550	29,095

[1]Quidel Corp.	100	1,947

[1]Regeneron Pharmaceuticals, Inc.	190	4,588

[1]Res-Care, Inc.	100	2,516

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]ResMed, Inc.	280	$14,708

[1]Respironics, Inc.	280	18,334

[1]Rigel Pharmaceuticals, Inc.	33	838

[1]Salix Pharmaceuticals Ltd.	80	630

[1]Savient Pharmaceuticals, Inc.	200	4,594

Schering-Plough Corp.	4,934	131,442

[1]Sciele Pharma, Inc.	100	2,045

[1]Seattle Genetics, Inc.	263	2,998

[1]Sepracor, Inc.	339	8,899

Service Corp. International	870	12,223

[1]Sierra Health Services, Inc.	192	8,056

[1]Sirona Dental Systems, Inc.	100	3,348

[1]SonoSite, Inc.	100	3,367

1St Jude Medical, Inc.	1,108	45,029

STERIS Corp.	190	5,480

Stewart Enterprises, Inc.	300	2,670

Stryker Corp.	923	68,967

[1]Sun Healthcare Group, Inc.	189	3,245

[1]Sunrise Senior Living, Inc.	150	4,602

[1]SurModics, Inc.	100	5,427

[1]Symmetry Medical, Inc.	100	1,743

[1]Techne Corp.	139	9,181

[1]Telik, Inc.	90	312

[1]Tenet Healthcare Corp.	1,747	8,875

[1]Theravance, Inc.	180	3,510

[1]Thoratec Corp.	170	3,092

[1]United Therapeutics Corp.	78	7,617

UnitedHealth Group, Inc.	4,422	257,360

Universal Health Services, Inc.	211	10,803

[1]Valeant Pharmaceuticals
International	211	2,526
[1]Varian Medical Systems, Inc.	433	22,585

1VCA Antech, Inc.	300	13,269

[1]Ventana Medical Systems, Inc.	100	8,723

[1]Vertex Pharmaceuticals, Inc.	473	10,988

[1]Viropharma, Inc.	180	1,429

[1]Warner Chilcott Ltd.	300	5,319

[1]Watson Pharmaceuticals, Inc.	267	7,246

[1]WellCare Health Plans, Inc.	106	4,495

[1]WellPoint, Inc.	1,990	174,583

West Pharmaceutical Services,
Inc.	100	4,059
[1]Wright Medical Group, Inc.	100	2,917

Wyeth	4,525	199,960

[1]XenoPort, Inc.	100	5,588

[1]Zimmer Holdings, Inc.	851	56,294

[1]ZymoGenetics, Inc.	100	1,167

Total Health Care		6,211,962

Industrials–12.5%
3M Co.	2,240	188,877

1AAR Corp.	156	5,933

ABM Industries, Inc.	90	1,835

1ABX Air, Inc.	200	836

Actuant Corp.	178	6,054

Acuity Brands, Inc.	205	9,225

Administaff, Inc.	130	3,676

Advance America, Cash Advance
Centers, Inc.	194	1,971
1AGCO Corp.	346	23,521

Aircastle Ltd.	100	2,633

[1]AirTran Holdings, Inc.	200	1,432

[1]Alaska Air Group, Inc.	104	2,601

Albany International Corp.	140	5,194

Alexander & Baldwin, Inc.	160	8,266

[1]Alliance Data Systems Corp.	286	21,447

[1]Alliant Techsystems, Inc.	100	11,376

[1]Allied Waste Industries, Inc.	964	10,623

1AMERCO, Inc.	37	2,430

[1]American Commercial Lines, Inc.	198	3,216

[1]American Superconductor Corp.	200	5,468

Ametek, Inc.	370	17,331

1AMR Corp.	742	10,410

A.O. Smith Corp.	100	3,505

Apogee Enterprises, Inc.	100	1,711

[1]Apollo Group, Inc.	495	34,724

36	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Applied Industrial Technologies,
Inc.	90	$2,612
Arbitron, Inc.	150	6,235

Arkansas Best Corp.	40	878

[1]Armstrong World Industries, Inc.	100	4,011

[1]Astec Industries, Inc.	100	3,719

[1]Atlas Air Worldwide Holdings,
Inc.	46	2,494
Avery Dennison Corp.	300	15,942

Baldor Electric Co.	111	3,736

[1]Bally Technologies, Inc.	205	10,193

Barnes Group, Inc.	101	3,372

1BE Aerospace, Inc.	287	15,182

Belden CDT, Inc.	180	8,010

[1]Blount International, Inc.	100	1,231

Boeing Co.	2,450	214,277

Bowne & Co., Inc.	100	1,760

Brady Corp.	160	5,614

Briggs & Stratton Corp.	170	3,852

[1]Bright Horizons Family Solutions,
Inc.	50	1,727
Brink’s Co.	140	8,364

[1]Bristow Group, Inc.	100	5,665

Bucyrus International, Inc.	145	14,412

Burlington Northern Santa Fe
Corp.	1,191	99,127
[1]Cal Dive International, Inc.	63	828

[1]Career Education Corp.	289	7,265

Carlisle Cos., Inc.	236	8,739

Cascade Corp.	37	1,719

Caterpillar, Inc.	2,113	153,319

[1]Cenveo, Inc.	211	3,686

[1]Ceradyne, Inc.	77	3,614

C.H. Robinson Worldwide, Inc.	569	30,794

[1]Chart Industries, Inc.	100	3,090

Chemed Corp.	140	7,823

[1]ChoicePoint, Inc.	271	9,870

Cintas Corp.	513	17,247

CIRCOR International, Inc.	100	4,636

CLARCOR, Inc.	182	6,911

[1]Clean Harbors, Inc.	100	5,170

[1]Cogent, Inc.	60	669

[1]Coinstar, Inc.	70	1,970

[1]Columbus McKinnon Corp.	100	3,262

Comfort Systems USA, Inc.	200	2,556

Con-way, Inc.	117	4,860

[1]Consolidated Graphics, Inc.	55	2,630

[1]Continental Airlines, Inc.	300	6,675

[1]Convergys Corp.	370	6,090

Cooper Industries Ltd.	652	34,478

[1]Corinthian Colleges, Inc.	230	3,542

Corporate Executive Board Co.	134	8,053

1CoStar Group, Inc.	38	1,795

[1]Covanta Holding Corp.	442	12,226

1CRA International, Inc.	100	4,761

Crane Co.	170	7,293

1CSG Systems International, Inc.	170	2,502

CSX Corp.	1,440	63,331

Cubic Corp.	100	3,920

Cummins, Inc.	333	42,414

Curtiss-Wright Corp.	180	9,036

Danaher Corp.	831	72,912

[1]Darling International, Inc.	400	4,624

Deere & Co.	1,485	138,283

[1]Delta Air Lines, Inc.	800	11,912

Deluxe Corp.	210	6,907

DeVry, Inc.	180	9,353

[1]Dionex Corp.	40	3,314

[1]Discovery Holding Co.	919	23,104

[1]Dollar Financial Corp.	100	3,069

[1]Dollar Thrifty Automotive Group	40	947

[1]Domtar Corp.	1,881	14,465

Donaldson Co., Inc.	259	12,012

Dover Corp.	664	30,604

[1]Drew Industries, Inc.	100	2,740

US Stock Market Portfolio	AARP PORTFOLIOS 2007 ANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
DRS Technologies, Inc.	152	$8,249

1DST Systems, Inc.	170	14,033

Dun & Bradstreet Corp.	176	15,599

[1]Dycom Industries, Inc.	170	4,530

Dynamic Materials Corp.	100	5,890

[1]DynCorp International, Inc.	100	2,688

Eagle Bulk Shipping, Inc.	100	2,655

Eaton Corp.	517	50,123

1EMCOR Group, Inc.	156	3,686

Emerson Electric Co.	2,712	153,662

Encore Wire Corp.	100	1,592

[1]Energizer Holdings, Inc.	200	22,426

[1]Energy Conversion Devices, Inc.	100	3,365

[1]EnerSys	100	2,496

Ennis, Inc.	100	1,800

1EnPro Industries, Inc.	100	3,065

Equifax, Inc.	450	16,362

1ESCO Technologies, Inc.	140	5,592

[1]Esterline Technologies Corp.	150	7,762

[1]Evergreen Solar, Inc.	200	3,454

Expeditors International
Washington, Inc.	672	30,025
FactSet Research Systems, Inc.	166	9,246

Fastenal Co.	481	19,442

FedEx Corp.	972	86,673

[1]Fiserv, Inc.	545	30,242

Flowserve Corp.	198	19,048

Fluor Corp.	296	43,133

[1]Force Protection, Inc.	300	1,404

Forward Air Corp.	50	1,559

[1]Foster Wheeler Ltd.	229	35,500

Franklin Electric Co., Inc.	36	1,378

FreightCar America, Inc.	40	1,400

1FTI Consulting, Inc.	160	9,862

[1]FuelCell Energy, Inc.	200	1,984

G&K Services, Inc.	56	2,101

[1]Gardner Denver, Inc.	180	5,940

GATX Corp.	175	6,419

Genco Shipping & Trading Ltd.	100	5,476

[1]GenCorp, Inc.	100	1,166

[1]General Cable Corp.	226	16,561

General Dynamics Corp.	1,153	102,605

General Electric Co.	34,283	1,270,871

[1]Genesee & Wyoming, Inc.	75	1,813

[1]Genlyte Group, Inc.	79	7,521

Genuine Parts Co.	529	24,493

[1]Geo Group, Inc.	124	3,472

[1]Global Cash Access Holdings,
Inc.	100	606
Global Payments, Inc.	236	10,979

[1]Goodman Global, Inc.	100	2,454

Goodrich Corp.	404	28,526

Graco, Inc.	190	7,079

Granite Construction, Inc.	77	2,786

[1]Griffon Corp.	100	1,245

1GSI Group, Inc.	100	924

H&R Block, Inc.	1,123	20,854

Harsco Corp.	280	17,940

[1]Headwaters, Inc.	50	587

Healthcare Services Group	150	3,177

Heartland Express, Inc.	120	1,702

Heartland Payment Systems, Inc.	100	2,680

Heidrick & Struggles International,
Inc.	100	3,711
Herman Miller, Inc.	248	8,033

[1]Hewitt Associates, Inc.	343	13,133

[1]Hexcel Corp.	336	8,158

1HMS Holdings Corp.	104	3,454

Honeywell International, Inc.	2,347	144,505

Horizon Lines, Inc.	100	1,864

1HUB Group, Inc.	158	4,200

Hubbell, Inc.	216	11,146

[1]Huron Consulting Group, Inc.	33	2,661

[1]Iconix Brand Group, Inc.	100	1,966

IDEX Corp.	278	10,044

38	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
1II-VI, Inc.	100	$3,055

Illinois Tool Works, Inc.	1,556	83,308

[1]Infinera Corp.	200	2,968

Ingersoll-Rand Co. Ltd.	1,012	47,028

[1]Insituform Technologies, Inc.	100	1,480

[1]Intermec, Inc.	100	2,031

[1]Iron Mountain, Inc.	682	25,248

1ITT Educational Services, Inc.	137	11,682

ITT Industries, Inc.	595	39,294

[1]Jacobs Engineering Group, Inc.	398	38,053

J.B. Hunt Transport Services,
Inc.	275	7,576
[1]JetBlue Airways Corp.	350	2,065

Joy Global, Inc.	427	28,105

Kaman Corp.	100	3,681

[1]Kansas City Southern	300	10,299

Kaydon Corp.	70	3,818

1KBR, Inc.	580	22,504

Kelly Services, Inc.	100	1,866

[1]Kenexa Corp.	100	1,942

Kennametal, Inc.	268	10,146

[1]Kforce, Inc.	100	975

[1]Kirby Corp.	180	8,366

Knight Transportation, Inc.	180	2,666

Koppers Holdings, Inc.	100	4,324

[1]Korn/Ferry International	180	3,388

L-3 Communications Holdings,
Inc.	422	44,707
[1]Ladish Co., Inc.	71	3,066

Landstar System, Inc.	158	6,660

[1]Layne Christensen Co.	100	4,921

Lennox International, Inc.	200	8,284

Lincoln Electric Holdings, Inc.	108	7,687

Lindsay Corp.	55	3,888

Lockheed Martin Corp.	1,160	122,102

Manitowoc Co., Inc.	435	21,241

Manpower, Inc.	334	19,005

Masco Corp.	1,258	27,185

[1]MasTec, Inc.	200	2,034

Mastercard, Inc.	219	47,129

1McDermott International, Inc.	766	45,217

McGrath RentCorp	100	2,575

[1]Middleby Corp.	30	2,299

[1]Mobile Mini, Inc.	81	1,502

Molex, Inc.	280	7,356

MoneyGram International, Inc.	210	3,228

[1]Monster Worldwide, Inc.	446	14,450

[1]Moog, Inc.	170	7,788

MSC Industrial Direct Co.	124	5,018

Mueller Industries, Inc.	160	4,638

Mueller Water Products, Inc.	100	952

NACCO Industries, Inc.	21	2,093

[1]Navigant Consulting, Inc.	170	2,324

1NCI Building Systems, Inc.	40	1,152

[1]Net 1 UEPS Technologies, Inc.	100	2,936

Nordson Corp.	150	8,694

Norfolk Southern Corp.	1,377	69,456

Northrop Grumman Corp.	1,089	85,639

[1]Old Dominion Freight Line	60	1,387

[1]Orbital Sciences Corp.	261	6,400

Oshkosh Truck Corp.	235	11,106

Overseas Shipholding Group	85	6,327

[1]Owens Corning, Inc.	200	4,044

PACCAR, Inc.	1,248	67,991

Pacer International, Inc.	70	1,022

Pall Corp.	429	17,297

Parker Hannifin Corp.	560	42,174

Pentair, Inc.	289	10,060

[1]Perini Corp.	100	4,142

1PHH Corp.	170	2,999

Pitney Bowes, Inc.	777	29,557

Precision Castparts Corp.	458	63,525

[1]Quanta Services, Inc.	542	14,222

Quintana Maritime Ltd.	200	4,596

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Raven Industries, Inc.	100	$3,839

Raytheon Co.	1,517	92,082

1RBC Bearings, Inc.	100	4,346

Regal-Beloit Corp.	160	7,192

Reliance Steel & Aluminum Co.	273	14,797

[1]Republic Airways Holdings, Inc.	100	1,959

Republic Services, Inc.	657	20,597

Resources Connection, Inc.	160	2,906

Reynolds American, Inc.	601	39,642

Robbins & Myers, Inc.	100	7,563

Robert Half International, Inc.	529	14,304

Rockwell Automation, Inc.	490	33,790

Rockwell Collins, Inc.	550	39,583

Rollins, Inc.	150	2,880

RR Donnelley & Sons Co.	748	28,230

Ryder System, Inc.	231	10,859

[1]Shaw Group, Inc.	281	16,984

Simpson Manufacturing Co., Inc.	160	4,254

SkyWest, Inc.	142	3,813

Sotheby’s Holdings	180	6,858

Southwest Airlines Co.	2,496	30,451

[1]Spherion Corp.	200	1,456

[1]Spirit Aerosystems Holdings, Inc.	300	10,350

SPX Corp.	200	20,570

Steelcase, Inc.	130	2,063

[1]Stericycle, Inc.	282	16,751

Strayer Education, Inc.	46	7,847

[1]SunPower Corp.	123	16,038

[1]Superior Essex, Inc.	100	2,400

[1]Team, Inc.	100	3,658

Teleflex, Inc.	140	8,821

[1]TeleTech Holdings, Inc.	109	2,318

Tennant Co.	100	4,429

[1]Terex Corp.	354	23,212

[1]Tetra Tech, Inc.	200	4,300

Textron, Inc.	822	58,609

[1]Thomas & Betts Corp.	170	8,337

Timken Co.	290	9,526

Titan International, Inc.	119	3,720

Total System Services, Inc.	170	4,760

[1]TransDigm Group, Inc.	100	4,517

Tredegar Corp.	100	1,608

Trinity Industries, Inc.	262	7,273

Triumph Group, Inc.	45	3,706

[1]TrueBlue, Inc.	370	5,358

Tyco Electronics Ltd.	1,651	61,302

Tyco International Ltd.	1,617	64,114

1UAL Corp.	416	14,835

Union Pacific Corp.	840	105,521

United Parcel Service, Inc.	2,248	158,979

[1]United Stationers, Inc.	100	4,621

United Technologies Corp.	3,199	244,851

Universal Forest Products, Inc.	40	1,178

[1]Universal Technical Institute, Inc.	100	1,700

1URS Corp.	260	14,126

1US Airways Group, Inc.	220	3,236

1USG Corp.	256	9,162

UTi Worldwide, Inc.	184	3,606

[1]Valassis Communications, Inc.	60	701

Valmont Industries, Inc.	68	6,060

Viad Corp.	57	1,800

[1]VistaPrint Ltd.	126	5,399

Wabash National Corp.	100	769

[1]Waste Connections, Inc.	230	7,107

Waste Management, Inc.	1,730	56,519

Watsco, Inc.	40	1,470

Watson Wyatt Worldwide, Inc.	170	7,890

Watts Water Technologies, Inc.	91	2,712

Weight Watchers International,
Inc.	109	4,925
Werner Enterprises, Inc.	180	3,065

Woodward Governor Co.	160	10,872

World Fuel Services Corp.	140	4,064

40	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Wright Express Corp.	110	$3,904

W.W. Grainger, Inc.	247	21,617

1YRC Worldwide, Inc.	136	2,324

Total Industrials		6,705,433

Information Technology–16.0%
[1]3Com Corp.	1,050	4,746

Accenture Ltd.	2,017	72,673

1ACI Worldwide, Inc.	60	1,142

[1]Activision, Inc.	900	26,730

Acxiom Corp.	200	2,346

1ADC Telecommunications, Inc.	298	4,634

[1]Adobe Systems, Inc.	2,014	86,058

ADTRAN, Inc.	180	3,848

[1]Advanced Energy Industries,
Inc.	100	1,308
[1]Advanced Micro Devices, Inc.	1,752	13,140

[1]Advent Software, Inc.	100	5,410

[1]Affiliated Computer Services,
Inc.	272	12,267
[1]Agilent Technologies, Inc.	1,316	48,350

[1]Akamai Technologies, Inc.	491	16,989

[1]Allscripts Healthcare Solutions,	100	1,942
Inc.
Altera Corp.	1,093	21,117

[1]American Reprographics Co.	104	1,714

1AMIS Holdings, Inc.	200	2,004

[1]Amkor Technology, Inc.	336	2,866

Amphenol Corp.	616	28,564

[1]Anadigics, Inc.	200	2,314

Analog Devices, Inc.	998	31,637

Analogic Corp.	37	2,506

[1]Anixter International, Inc.	81	5,044

[1]Ansys, Inc.	300	12,438

[1]Apple Computer, Inc.	2,880	570,470

Applied Materials, Inc.	4,570	81,163

[1]Applied Micro Circuits Corp.	1,537	13,433

[1]Ariba, Inc.	200	2,230

[1]Arris Group, Inc.	642	6,407

[1]Arrow Electronics, Inc.	430	16,890

[1]Aspen Technology, Inc.	200	3,244

[1]Atheros Communications, Inc.	198	6,047

[1]Atmel Corp.	1,450	6,264

1ATMI, Inc.	70	2,258

[1]Autodesk, Inc.	747	37,171

Automatic Data Processing, Inc.	1,777	79,130

[1]Avid Technology, Inc.	150	4,251

[1]Avnet, Inc.	460	16,086

[1]Avocent Corp.	170	3,963

AVX Corp.	110	1,476

[1]Axcelis Technologies, Inc.	400	1,840

1BEA Systems, Inc.	1,280	20,198

[1]BearingPoint, Inc.	540	1,528

[1]Benchmark Electronics, Inc.	190	3,369

Black Box Corp.	30	1,085

Blackbaud, Inc.	94	2,636

[1]Blackboard, Inc.	100	4,025

[1]Blue Coat Systems, Inc.	100	3,287

1BMC Software, Inc.	640	22,810

[1]Borland Software Corp.	200	602

[1]Broadcom Corp.	1,571	41,066

[1]Brooks Automation, Inc.	130	1,717

CA, Inc.	1,343	33,508

[1]Cabot Microelectronics Corp.	100	3,591

1CACI International, Inc.	65	2,910

[1]Cadence Design Systems, Inc.	838	14,254

[1]Cerner Corp.	227	12,803

[1]Checkpoint Systems, Inc.	160	4,157

[1]Ciber, Inc.	200	1,222

[1]Ciena Corp.	274	9,346

[1]Cirrus Logic, Inc.	300	1,584

[1]Cisco Systems, Inc.	20,220	547,355

[1]Citrix Systems, Inc.	570	21,666

1CMGI, Inc.	150	1,964

1CNET Networks, Inc.	380	3,473

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Cogent Communications
Group, Inc.	100	$2,371
Cognex Corp.	170	3,426

[1]Cognizant Technology Solutions
Corp.	954	32,379
Cohu, Inc.	100	1,530

[1]CommScope, Inc.	198	9,744

[1]Commvault Systems, Inc.	100	2,118

[1]Computer Sciences Corp.	604	29,880

[1]Compuware Corp.	892	7,921

[1]Comtech Group, Inc.	100	1,611

[1]Comtech Telecommunications
Corp.	62	3,349
[1]Concur Technologies, Inc.	100	3,621

[1]Conexant Systems, Inc.	660	548

Corning, Inc.	5,212	125,036

[1]Cree, Inc.	290	7,966

CTS Corp.	100	993

[1]Cymer, Inc.	150	5,839

[1]Cypress Semiconductor Corp.	536	19,312

Daktronics, Inc.	100	2,257

[1]Data Domain, Inc.	100	2,634

[1]DealerTrack Holdings, Inc.	100	3,347

[1]Dell, Inc.	7,211	176,742

Diebold, Inc.	255	7,390

[1]Digital River, Inc.	189	6,250

[1]Diodes, Inc.	144	4,330

1DSP Group, Inc.	100	1,220

[1]Earthlink, Inc.	190	1,343

[1]eBay, Inc.	3,591	119,185

[1]Echelon Corp.	100	2,064

[1]Eclipsys Corp.	180	4,556

[1]Electro Scientific Industries, Inc.	100	1,985

[1]Electronic Arts, Inc.	1,022	59,695

Electronic Data Systems Corp.	1,713	35,510

[1]Electronics for Imaging, Inc.	170	3,822

1EMC Corp.	6,923	128,283

[1]Emulex Corp.	200	3,264

[1]Entegris, Inc.	190	1,640

[1]Epicor Software Corp.	100	1,178

[1]Equinix, Inc.	110	11,118

[1]Exar Corp.	100	797

[1]Extreme Networks	300	1,062

1F5 Networks, Inc.	316	9,012

Fair Isaac Corp.	178	5,723

[1]Fairchild Semiconductor
International, Inc.	370	5,339
1FEI Co.	100	2,483

[1]Finisar Corp.	792	1,148

[1]First Solar, Inc.	130	34,728

[1]Flextronics International Ltd.	2,628	31,694

[1]Flir Systems, Inc.	380	11,894

[1]FormFactor, Inc.	160	5,296

[1]Foundry Networks, Inc.	419	7,341

[1]Gartner, Inc.	210	3,688

[1]Google, Inc.	773	534,514

[1]Greatbatch, Inc.	100	1,999

[1]Harmonic, Inc.	300	3,144

Harris Corp.	495	31,027

Hewlett-Packard Co.	8,797	444,073

[1]Hittite Microwave Corp.	100	4,776

[1]Hutchinson Technology, Inc.	100	2,632

1IAC/InterActiveCorp	683	18,386

1IHS, Inc.	161	9,750

IKON Office Solutions, Inc.	310	4,036

Imation Corp.	100	2,100

[1]Informatica Corp.	220	3,964

InfoSpace, Inc.	50	940

[1]Ingram Micro, Inc.	460	8,298

[1]Innerworkings, Inc.	100	1,726

[1]Integrated Device Technology,
Inc.	604	6,831
Intel Corp.	19,565	521,603

[1]InterDigital Communications, Inc.	114	2,660

[1]InterNap Network Services Corp.	100	833

42	AARP PORTFOLIOS 2007 ANNUAL REPORT	US Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
International Business Machines
Corp.	4,600	$497,260
[1]International Rectifier Corp.	280	9,512

Intersil Corp.	470	11,506

[1]Interwoven, Inc.	100	1,422

[1]Intuit, Inc.	1,083	34,234

1INVESTools, Inc.	100	1,774

[1]Itron, Inc.	82	7,870

[1]j2 Global Communications, Inc.	160	3,387

Jabil Circuit, Inc.	608	9,284

Jack Henry & Associates, Inc.	246	5,988

1JDA Software Group, Inc.	100	2,046

[1]Juniper Networks, Inc.	1,661	55,145

[1]Kemet Corp.	279	1,850

KLA-Tencor Corp.	673	32,412

[1]Knot, Inc.	100	1,594

[1]Kulicke & Soffa Industries, Inc.	200	1,372

1L-1 Identity Solutions, Inc.	100	1,795

[1]Lam Research Corp.	392	16,946

[1]Lattice Semiconductor Corp.	300	975

[1]Lawson Software, Inc.	400	4,096

[1]Lexmark International, Inc.	340	11,852

Linear Technology Corp.	804	25,591

[1]Littelfuse, Inc.	83	2,736

1LSI Logic Corp.	2,520	13,381

[1]Manhattan Associates, Inc.	100	2,636

[1]Mantech International Corp.	100	4,382

[1]MarketAxess Holdings, Inc.	100	1,283

[1]Marvell Technology Group Ltd.	1,704	23,822

[1]Mattson Technology, Inc.	200	1,712

1McAfee, Inc.	580	21,750

1MEMC Electronic Materials, Inc.	768	67,960

[1]Mentor Graphics Corp.	300	3,234

[1]Metavante Technologies, Inc.	247	5,768

Methode Electronics, Inc.	100	1,644

[1]Mettler Toledo International, Inc.	107	12,177

Micrel, Inc.	208	1,758

Microchip Technology, Inc.	701	22,025

[1]Micron Technology, Inc.	2,491	18,060

1MICROS Systems, Inc.	142	9,963

[1]Microsemi Corp.	180	3,985

Microsoft Corp.	28,164	1,002,638

[1]MicroStrategy, Inc.	20	1,902

1MKS Instruments, Inc.	133	2,546

Molex, Inc.	191	5,214

[1]Monolithic Power Systems, Inc.	100	2,147

Motorola, Inc.	7,662	122,898

1MPS Group, Inc.	240	2,626

1MSC.Software Corp.	200	2,598

MTS Systems Corp.	100	4,267

National Instruments Corp.	170	5,666

National Semiconductor Corp.	999	22,617

1NAVTEQ Corp.	359	27,140

1NCR Corp.	585	14,683

[1]NetGear, Inc.	100	3,567

[1]Network Appliance, Inc.	1,171	29,228

[1]Newport Corp.	100	1,279

[1]Novatel Wireless, Inc.	100	1,620

[1]Novell, Inc.	1,220	8,381

[1]Novellus Systems, Inc.	394	10,863

[1]Nuance Communications, Inc.	390	7,285

1NVIDIA Corp.	1,760	59,875

[1]Omniture, Inc.	100	3,329

[1]OmniVision Technologies, Inc.	180	2,817

1ON Semiconductor Corp.	800	7,104

Openwave Systems, Inc.	110	286

[1]Oracle Corp.	13,747	310,407

[1]Palm, Inc.	220	1,395

[1]Parametric Technology Corp.	352	6,283

Park Electrochemical Corp.	100	2,824

Paychex, Inc.	1,121	40,603

[1]Perficient, Inc.	100	1,574

PerkinElmer, Inc.	337	8,769

[1]Perot Systems Corp.	220	2,970

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	43

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Phase Forward, Inc.	200	$4,350

[1]Photronics, Inc.	100	1,247

Plantronics, Inc.	160	4,160

[1]Plexus Corp.	170	4,464

1PMC–Sierra, Inc.	540	3,532

[1]Polycom, Inc.	330	9,167

[1]Powerwave Technologies, Inc.	330	1,330

[1]Progress Software Corp.	170	5,726

1QLogic Corp.	419	5,950

QUALCOMM, Inc.	5,609	220,714

Quality Systems, Inc.	49	1,494

[1]Quantum Corp.	800	2,152

[1]Quest Software, Inc.	200	3,688

[1]Rackable Systems, Inc.	110	1,100

[1]Rambus, Inc.	196	4,104

[1]RealNetworks, Inc.	180	1,096

[1]Red Hat, Inc.	709	14,776

1RF Micro Devices, Inc.	1,000	5,710

[1]Riverbed Technology, Inc.	100	2,674

[1]Rofin-Sinar Technologies, Inc.	120	5,773

[1]Rogers Corp.	56	2,429

Roper Industries, Inc.	266	16,636

[1]Rudolph Technologies, Inc.	100	1,132

1S1 Corp.	200	1,460

1SAIC, Inc.	369	7,424

[1]salesforce.com, Inc.	314	19,685

[1]SanDisk Corp.	774	25,674

[1]Sanmina-SCI Corp.	1,520	2,766

[1]Sapient Corp.	300	2,643

[1]ScanSource, Inc.	100	3,235

Seagate Technology	1,788	45,594

[1]Secure Computing Corp.	200	1,920

[1]Semtech Corp.	210	3,259

[1]Sigma Designs, Inc.	100	5,520

[1]Silicon Image, Inc.	200	904

[1]Silicon Laboratories, Inc.	150	5,614

[1]Sina Corp.	200	8,862

1SiRFTechnology Holdings, Inc.	150	3,770

[1]Skyworks Solutions, Inc.	480	4,080

[1]Sohu.com, Inc.	100	5,452

[1]Solera Holdings, Inc.	200	4,956

[1]SonicWALL, Inc.	300	3,216

[1]Sonus Networks, Inc.	700	4,081

[1]Spansion, Inc.	200	786

1SPSS, Inc.	100	3,591

1SRA International, Inc.	150	4,417

[1]Standard Microsystems Corp.	100	3,907

[1]Sun Microsystems, Inc.	2,964	53,737

[1]Sybase, Inc.	302	7,879

[1]Sycamore Networks, Inc.	360	1,382

1SYKES Enterprises, Inc.	100	1,800

[1]Symantec Corp.	3,017	48,694

[1]Synaptics, Inc.	100	4,116

[1]Synchronoss Technologies, Inc.	87	3,083

[1]Synopsys, Inc.	429	11,124

Syntel, Inc.	100	3,852

[1]Take-Two Interactive Software,
Inc.	190	3,506
[1]Taleo Corp.	100	2,978

[1]Taser International, Inc.	200	2,878

[1]Tech Data Corp.	180	6,790

Technitrol, Inc.	100	2,858

[1]Tekelec	100	1,250

[1]Teledyne Technologies, Inc.	150	7,999

[1]Tellabs, Inc.	1,193	7,802

[1]Teradata Corp.	585	16,035

[1]Teradyne, Inc.	510	5,273

[1]Tessera Technologies, Inc.	160	6,656

Texas Instruments, Inc.	4,813	160,754

[1]Thermo Electron Corp.	1,416	81,675

1THQ, Inc.	180	5,074

1TIBCO Software, Inc.	650	5,245

[1]Trident Microsystems, Inc.	180	1,181

44	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Trimble Navigation Ltd.	384	$11,612

[1]Triquint Semiconductor, Inc.	600	3,978

[1]Trizetto Group	100	1,737

1TTM Technologies, Inc.	200	2,332

[1]Tyler Technologies, Inc.	100	1,289

[1]Ultimate Software Group, Inc.	100	3,147

[1]Unisys Corp.	1,074	5,080

United Online, Inc.	110	1,300

[1]Universal Display Corp.	100	2,067

1UTStarcom, Inc.	180	495

[1]ValueClick, Inc.	312	6,833

[1]Varian Semiconductor Equipment
Associates, Inc.	262	9,694
[1]Varian, Inc.	150	9,795

[1]Vasco Data Security
International, Inc.	100	2,792
[1]Veeco Instruments, Inc.	100	1,670

[1]VeriFone Holdings, Inc.	260	6,045

[1]Verigy Ltd.	200	5,434

[1]VeriSign, Inc.	810	30,464

[1]Viasat, Inc.	100	3,443

[1]Vignette Corp.	100	1,461

[1]Vishay Intertechnology, Inc.	510	5,819

[1]Waters Corp.	340	26,884

[1]Websense, Inc.	160	2,717

[1]Western Digital Corp.	703	21,238

[1]Wind River Systems, Inc.	110	982

Xerox Corp.	3,127	50,626

Xilinx, Inc.	988	21,608

[1]Yahoo!, Inc.	3,987	92,738

[1]Zebra Technologies Corp.	185	6,419

[1]Zoran Corp.	152	3,422

Total Information Technology		8,559,770

Materials–4.1%
AbitibiBowater, Inc.	193	3,978

Air Products & Chemicals, Inc.	718	70,816

Airgas, Inc.	257	13,392

1AK Steel Holding Corp.	390	18,034

Albemarle Corp.	300	12,375

Alcoa, Inc.	2,924	106,872

Allegheny Technologies, Inc.	290	25,056

[1]Alpha Natural Resources, Inc.	258	8,380

A.M. Castle & Co.	100	2,719

AMCOL International Corp.	100	3,603

Ameron International Corp.	33	3,041

[1]Apex Silver Mines Ltd.	119	1,814

AptarGroup, Inc.	239	9,778

Arch Chemicals, Inc.	100	3,675

Arch Coal, Inc.	534	23,993

Ashland, Inc.	242	11,478

[1]Aventine Renewable Energy
Holdings, Inc.	100	1,276
Ball Corp.	287	12,915

Bemis Co.	330	9,035

[1]Brush Engineered Materials, Inc.	100	3,702

[1]Buckeye Technologies, Inc.	200	2,500

Cabot Corp.	235	7,835

[1]Calgon Carbon Corp.	194	3,083

Cambrex Corp.	100	838

Carpenter Technology Corp.	200	15,034

Celanese Corp.	448	18,959

[1]Century Aluminum Co.	175	9,440

CF Industries Holdings, Inc.	170	18,710

Chemtura Corp.	654	5,101

Cleveland-Cliffs, Inc.	146	14,717

[1]Coeur d’Alene Mines Corp.	1,620	8,003

Commercial Metals Co.	420	12,369

Compass Minerals International,
Inc.	80	3,280
Consol Energy, Inc.	575	41,124

[1]Crown Holdings, Inc.	487	12,492

Cytec Industries, Inc.	138	8,498

Deltic Timber Corp.	100	5,149

Dow Chemical Co.	3,136	123,621

Eagle Materials, Inc.	134	4,754

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
Eastman Chemical Co.	254	$15,517

Ecolab, Inc.	665	34,055

EI Du Pont de Nemours & Co.	3,037	133,901

Ferro Corp.	100	2,073

FMC Corp.	264	14,401

Foundation Coal Holdings, Inc.	150	7,875

Freeport-McMoRan Copper &
Gold, Inc.	1,261	129,177
[1]General Moly, Inc.	300	3,501

Georgia Gulf Corp.	50	331

Gibraltar Industries, Inc.	100	1,542

[1]GrafTech International Ltd.	300	5,325

[1]Graphic Packaging Corp.	300	1,107

Greif, Inc.	96	6,276

[1]Haynes International, Inc.	50	3,475

HB Fuller Co.	140	3,143

[1]Hecla Mining Co.	300	2,805

Hercules, Inc.	419	8,108

Huntsman Corp.	491	12,619

Innospec, Inc.	94	1,613

[1]International Coal Group, Inc.	400	2,144

International Flavors &
Fragrances, Inc.	295	14,198
International Paper Co.	1,367	44,263

[1]Jarden Corp.	282	6,658

Kaiser Aluminum Corp.	50	3,974

Louisiana-Pacific Corp.	330	4,514

Lubrizol Corp.	275	14,894

Martin Marietta Materials, Inc.	143	18,962

Massey Energy Co.	261	9,331

MeadWestvaco Corp.	605	18,937

Metal Management, Inc.	100	4,553

Minerals Technologies, Inc.	40	2,678

Monsanto Co.	1,797	200,707

[1]Mosaic Co.	560	52,830

Myers Industries, Inc.	100	1,447

Neenah Paper, Inc.	100	2,915

NewMarket Corp.	60	3,341

Newmont Mining Corp.	1,566	76,468

Nucor Corp.	973	57,621

Olin Corp.	210	4,059

1OM Group, Inc.	106	6,099

[1]Owens-Illinois, Inc.	532	26,334

P.H. Glatfelter Co.	100	1,531

Packaging Corp. of America	326	9,193

[1]Pactiv Corp.	426	11,344

[1]Patriot Coal Corp.	80	3,339

Peabody Energy Corp.	909	56,031

[1]PolyOne Corp.	300	1,974

Potlatch Corp.	181	8,044

PPG Industries, Inc.	590	41,436

Praxair, Inc.	1,054	93,500

Quanex Corp.	145	7,526

Rayonier, Inc.	300	14,172

Rock-Tenn Co.	100	2,541

[1]Rockwood Holdings, Inc.	100	3,322

Rohm & Haas Co.	492	26,110

Royal Gold, Inc.	100	3,052

RPM International, Inc.	374	7,592

1RTI International Metals, Inc.	88	6,066

Schnitzer Steel Industries, Inc.	100	6,913

Schulman (A.), Inc.	100	2,155

Scotts Miracle-Gro Co.	106	3,967

Sealed Air Corp.	482	11,154

Sigma-Aldrich Corp.	494	26,972

Silgan Holdings, Inc.	140	7,272

[1]Smurfit-Stone Container Corp.	838	8,849

Sonoco Products Co.	330	10,784

Spartech Corp.	86	1,213

Steel Dynamics, Inc.	318	18,943

[1]Stillwater Mining Co.	100	966

[1]Symyx Technologies	60	461

Texas Industries, Inc.	63	4,416

Titanium Metals Corp.	307	8,120

46	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
UAP Holding Corp.	159	$6,137

United States Steel Corp.	400	48,364

1USEC, Inc.	230	2,070

Valspar Corp.	258	5,815

Vulcan Materials Co.	367	29,026

Wausau Paper Corp.	100	899

Westlake Chemical Corp.	100	1,899

Weyerhaeuser Co.	729	53,756

Worthington Industries, Inc.	200	3,576

1WR Grace & Co.	205	5,367

[1]Zep, Inc.	52	721

[1]Zoltek Cos., Inc.	100	4,287

Total Materials		2,196,085

Telecommunication Services–3.4%
Alaska Communications Systems
Group, Inc.	100	1,500
[1]American Tower Corp.	1,362	58,021

AT&T, Inc.	20,400	847,824

[1]Cbeyond, Inc.	100	3,899

[1]Centennial Communications
Corp.	373	3,465
CenturyTel, Inc.	340	14,096

[1]Cincinnati Bell, Inc.	740	3,515

Citizens Communications Co.	998	12,705

Consolidated Communications
Holdings, Inc.	100	1,990
[1]Crown Castle International
Corp.	881	36,650
Embarq Corp.	542	26,845

Fairpoint Communications, Inc.	100	1,302

[1]General Communication, Inc.	100	875

[1]Global Crossing Ltd.	100	2,205

[1]Golden Telecom, Inc.	36	3,634

[1]Harris Stratex Networks, Inc.	300	5,010

IDT Corp.	230	1,817

IDT Corp., Class B	200	1,690

Iowa Telecommunications
Services, Inc.	100	1,626
iPCS, Inc.	45	1,620

1JDS Uniphase Corp.	597	7,940

[1]Leap Wireless International, Inc.	239	11,147

[1]Level 3 Communications, Inc.	5,454	16,580

[1]Liberty Global, Inc.	609	23,867

[1]Loral Space & Communications,
Inc.	100	3,425
[1]MetroPCS Communications, Inc.	600	11,670

[1]NeuStar, Inc.	246	7,055

1NII Holdings, Inc.	600	28,992

NTELOS Holdings Corp.	100	2,969

[1]Premiere Global Services, Inc.	200	2,970

[1]Qwest Communications
International, Inc.	5,031	35,267
RCN Corp.	70	1,091

[1]Rural Cellular Corp.	66	2,910

1SAVVIS, Inc.	100	2,791

1SBA Communications Corp.	290	9,814

Shenandoah Telecom Co.	100	2,398

Sprint Nextel Corp.	9,248	121,426

[1]Starent Networks Corp.	100	1,825

[1]Syniverse Holdings, Inc.	200	3,116

Telephone & Data Systems, Inc.	223	13,960

Telephone & Data Systems, Inc.
(Special Shares)	200	11,520
[1]TerreStar Corp.	400	2,900

[1]Time Warner Cable, Inc.	600	16,560

[1]Time Warner Telecom, Inc.	448	9,090

1US Cellular Corp.	66	5,551

1USA Mobility, Inc.	100	1,430

Verizon Communications, Inc.	9,729	425,060

[1]Vonage Holdings Corp.	200	460

Windstream Corp.	1,625	21,157

Total Telecommunication Services		1,835,230

Utilities–4.1%
1AES Corp.	2,157	46,138

AGL Resources, Inc.	291	10,953

Allegheny Energy, Inc.	555	35,304

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Allete, Inc.	50	$1,979

Alliant Energy Corp.	427	17,375

Ameren Corp.	699	37,893

American Electric Power
Co., Inc.	1,329	61,878
American States Water Co.	100	3,768

Aqua America, Inc.	394	8,353

[1]Aquila, Inc.	1,070	3,991

Atmos Energy Corp.	332	9,309

Avista Corp.	130	2,800

Black Hills Corp.	150	6,615

California Water Service
Group	100	3,702
CenterPoint Energy, Inc.	1,057	18,106

CH Energy Group, Inc.	70	3,118

Cleco Corp.	200	5,560

CMS Energy Corp.	710	12,340

Consolidated Edison, Inc.	910	44,454

Constellation Energy Group,
Inc.	614	62,953
Dominion Resources, Inc.	2,000	94,900

DPL, Inc.	380	11,267

DTE Energy Co.	607	26,684

Duke Energy Corp.	4,100	82,697

[1]Dynegy, Inc.	1,436	10,253

Edison International	1,002	53,477

1El Paso Electric Co.	90	2,301

Empire District Electric Co.	150	3,417

[1]Enbridge Energy
Management LLC	88	4,604
Energen Corp.	280	17,984

Energy East Corp.	502	13,659

Entergy Corp.	630	75,298

Exelon Corp.	2,220	181,241

FirstEnergy Corp.	1,004	72,629

FPL Group, Inc.	1,256	85,132

Great Plains Energy, Inc.	276	8,092

Hawaiian Electric Industries,
Inc.	219	4,987
IDACORP, Inc.	175	6,164

Integrys Energy Group, Inc.	269	13,905

ITC Holdings Corp.	200	11,284

[1]Kinder Morgan Management
Management LLC	234	12,388
Laclede Group, Inc.	120	4,109

Macquarie Infrastructure Co.
LLC	100	4,053
MDU Resources Group, Inc.	512	14,136

MGE Energy, Inc.	100	3,547

[1]Mirant Corp.	820	31,964

Mueller Water Products, Inc.	243	2,423

Nalco Holding Co.	410	9,914

National Fuel Gas Co.	313	14,611

New Jersey Resources Corp.	60	3,001

Nicor, Inc.	169	7,157

NiSource, Inc.	954	18,021

Northeast Utilities	490	15,342

Northwest Natural Gas Co.	90	4,379

NorthWestern Corp.	70	2,065

1NRG Energy, Inc.	726	31,465

NSTAR	320	11,590

OGE Energy Corp.	330	11,976

Oneok, Inc.	300	13,431

Ormat Technologies, Inc.	100	5,501

Otter Tail Corp.	90	3,114

Pepco Holdings, Inc.	667	19,563

[1]Petrohawk Energy Corp.	524	9,070

PG&E Corp.	1,255	54,078

Piedmont Natural Gas Co.	219	5,729

Pinnacle West Capital Corp.	390	16,540

PNM Resources, Inc.	184	3,947

Portland General Electric Co.	200	5,556

PPL Corp.	1,325	69,019

Progress Energy, Inc.	787	38,114

Public Service Enterprise
Group, Inc.	827	81,244

48	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Puget Energy, Inc.	355	$9,738

Questar Corp.	584	31,594

[1]Reliant Energy, Inc.	1,174	30,806

SCANA Corp.	387	16,312

Sempra Energy	838	51,855

Sierra Pacific Resources	786	13,346

SJW Corp.	100	3,467

South Jersey Industries, Inc.	90	3,248

Southern Co.	2,557	99,084

Southern Union Co.	336	9,865

Southwest Gas Corp.	100	2,977

[1]Southwestern Energy Co.	621	34,602

Spectra Energy Corp.	2,100	54,222

TECO Energy, Inc.	749	12,890

Trane, Inc.	574	26,812

UGI Corp.	351	9,565

UIL Holdings Corp.	100	3,695

UniSource Energy Corp.	160	5,048

Vectren Corp.	214	6,208

[1]VeraSun Energy Corp.	200	3,056

Westar Energy, Inc.	337	8,742

WGL Holdings, Inc.	200	6,552

Wisconsin Energy Corp.	405	19,728

Xcel Energy, Inc.	1,420	32,049

Total Utilities		2,199,072

Total Common Stocks–
(Identified Cost $49,043,509)		52,791,736

Mutual Fund–1.5%
AIM Prime Fund
(At Net Asset Value)	819,503	819,503

	Par Amount	Value

U.S. Treasury–0.2%
[4]United States Treasury Bill,
2.980%, 3/6/2008
(At Amortized Cost)	$100,000	99,462

Total Investments–100.3%
(Identified Cost $49,962,474)		53,710,701

Other Assets & Liabilities–Net–(0.3)%		(161,688)

Total Net Assets–100.0%		$53,549,013

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $79,254 at December 31, 2007.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At December 31, 2007, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

S & P Mini 500 Index Futures	6	$443,160	March 2008	$3,122

Russell 2000 E Mini Index Futures	3	$231,660	March 2008	$4,853

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	49

International Stock Market Portfolio

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–96.1%
Aerospace & Defense–0.8%
BAE Systems PLC	7,169	$70,853

BBA Aviation PLC	714	2,908

Cobham PLC	2,413	10,009

European Aeronautic Defence
and Space Co. NV	683	21,767
Finmeccanica SpA	584	18,731

Gamesa Corp. Tecnologica SA	360	16,808

Meggitt PLC	1,398	9,232

Rolls-Royce Group PLC	3,757	40,710

Safran SA	331	6,780

Singapore Technologies
Engineering Ltd.	3,000	7,825
Smiths Group PLC	794	15,963

Thales SA	189	11,244

Zodiac SA	70	4,470

Total		237,300

Air Freight & Couriers–0.4%
Deutsche Post AG	1,610	55,259

Singapore Post Ltd.	3,000	2,337

Symbion Health Ltd.	1,284	4,484

TNT NV	835	34,437

Toll Holdings Ltd.	1,060	10,649

Yamato Holdings Co. Ltd.	1,000	14,419

Total		121,585

Airlines–0.2%
Air France-KLM	242	8,497

All Nippon Airways Co. Ltd.	1,000	3,697

[1]British Airways PLC	1,072	6,590

Cathay Pacific Airways Ltd.	3,000	7,828

Deutsche Lufthansa AG	461	12,262

Iberia Lineas Aereas de Espana
SA	811	3,552
[1]Japan Airlines Corp.	2,000	4,565

Qantas Airways Ltd.	1,889	9,016

Singapore Airlines Ltd.	1,000	12,088

Total		68,095

Auto Components–0.7%
Aisin Seiki Co. Ltd.	400	16,684

Bridgestone Corp.	1,200	21,352

Compagnie Generale des
Etablissements Michelin	291	33,349
Continental AG	317	41,184

Denso Corp.	1,000	40,993

GKN PLC	1,370	7,667

NOK Corp.	200	4,252

Nokian Renkaat, OYJ	230	8,075

Stanley Electric Co. Ltd.	300	7,492

Sumitomo Rubber Industries,
Inc.	300	2,680
Tokai Rika Co. Ltd.	100	3,133

Toyoda Gosei Co. Ltd.	100	3,553

Toyota Boshoku Corp.	100	3,249

Toyota Industries Corp.	400	16,362

Valeo SA	130	5,352

Total		215,377

Automobiles–3.1%
Bayerische Motoren Werke AG	333	20,588

DaimlerChrysler AG	1,931	187,468

Fiat SpA	1,466	37,882

Fuji Heavy Industries Ltd.	1,000	4,672

Honda Motor Co. Ltd.	3,200	107,407

Isuzu Motors Ltd.	2,000	9,094

Mazda Motor Corp.	1,000	4,995

[1]Mitsubishi Motors Corp.	4,000	6,767

Nissan Motor Co. Ltd.	4,700	51,743

Peugeot SA	305	23,087

Renault SA	374	52,968

Suzuki Motor Corp.	400	12,065

Toyota Motor Corp.	5,500	297,337

Volkswagen AG	353	80,445

Yamaha Motor Co. Ltd.	300	7,263

Total		903,781

Banks–14.8%
77 Bank Ltd.	1,000	6,256

Alliance & Leicester PLC	390	5,015

50	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Allied Irish Banks PLC	1,815	$41,529

Alpha Bank AE	774	28,136

Anglo Irish Bank Corp. PLC	1,520	24,365

Aozora Bank Ltd.	1,000	2,927

Australia & New Zealand
Banking Group Ltd.	3,796	91,459
Banca Intesa SpA (Certificates
participating cumulative)	2,167	15,810
Banca Monte dei Paschi di
Siena SpA	2,082	11,193
Banca Popolare di Milano Scarl	825	11,225

Banche Popolari Unite SCPA	1,195	32,816

Banco Bilbao Vizcaya
Argentaria SA	7,637	186,862
Banco Comercial Portugues SA	3,636	15,500

Banco de Sabadell SA	986	10,666

Banco Espirito Santo SA	451	9,876

[1]Banco Popolare Scarl	1,389	30,742

Banco Popular Espanol SA	1,764	30,131

Banco Santander Central
Hispano SA	12,688	273,958
Bank of East Asia Ltd.	2,949	20,136

Bank of Ireland	1,934	28,771

Bank of Kyoto Ltd.	1,000	11,868

Bank of Yokohama Ltd.	2,000	14,034

Bankinter SA	280	5,130

Barclays PLC	13,891	138,943

Bendigo Bank Ltd.	516	6,682

BNP Paribas	1,723	186,694

BOC Hong Kong Holdings Ltd.	7,000	19,612

Chiba Bank Ltd.	2,000	16,290

Commerzbank AG	1,281	49,110

Commonwealth Bank of
Australia	2,649	137,362
Credit Agricole SA	1,353	45,569

Credit Suisse Group	2,106	126,572

Danske Bank A/S	910	35,596

DBS Group Holdings Ltd.	2,000	28,795

Deutsche Bank AG	1,037	135,344

Deutsche Postbank AG	166	14,722

Dexia SA	1,045	26,286

DnB NOR ASA	1,400	21,383

EFG Eurobank Ergasias SA	629	22,112

EFG International	103	4,136

Erste Bank der Oesterreichischen
Sparkassen AG	370	26,198
Fukuoka Financial Group, Inc.	2,000	11,707

Gunma Bank Ltd.	1,000	6,606

Hachijuni Bank Ltd.	1,000	6,749

Hang Seng Bank Ltd.	1,500	30,928

HBOS PLC	7,520	109,693

Hiroshima Bank Ltd.	1,000	5,424

HSBC Holdings PLC	24,028	401,516

Intesa Sanpaolo SpA	15,542	122,752

Investec PLC	865	7,729

Joyo Bank Ltd.	1,000	5,594

Julius Baer Holding AG	214	17,678

[1]Jyske Bank A/S	126	9,919

KBC Groep NV	374	52,526

Lloyds TSB Group PLC	11,509	107,808

Mediobanca SpA	956	19,707

Mitsubishi UFJ Financial Group,
Inc.	17,620	165,121
Mizuho Financial Group, Inc.	20	95,592

National Australia Bank Ltd.	3,344	110,877

National Bank of Greece SA	814	55,829

Natixis	369	7,079

Nishi-Nippon City Bank Ltd.	1,000	2,506

Nordea Bank AB	4,060	67,881

OKO Bank PLC	200	3,816

Oversea-Chinese Banking Corp.
Ltd.	5,000	28,830
Piraeus Bank SA	625	24,362

Raiffeisen International Bank
Holding AG	73	11,041
Resona Holdings, Inc.	11	19,790

Royal Bank of Scotland Group
PLC	20,464	180,321

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	51

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Sapporo Hokuyo Holdings, Inc.	1	$8,915

Shinsei Bank Ltd.	3,000	10,955

Shizuoka Bank Ltd.	1,000	10,982

Skandinaviska Enskilda Banken
AB	910	23,315
Societe Generale	762	110,054

St George Bank Ltd.	536	14,856

Standard Chartered PLC	1,342	49,112

Sumitomo Mitsui Financial
Group, Inc.	13	97,391
Suncorp-Metway Ltd.	1,935	28,726

Svenska Handelsbanken	1,050	33,648

Swedbank AB	400	11,332

Sydbank A/S	140	6,011

UniCredito Italiano SpA	18,970	157,304

United Overseas Bank Ltd.	3,000	41,523

Westpac Banking Corp.	3,881	95,073

Wing Hang Bank Ltd.	510	7,632

Total		4,346,021

Beverages–1.4%
Asahi Breweries Ltd.	800	13,548

C&C Group PLC	15	90

Carlsberg A/S	80	9,666

Coca-Cola Amatil Ltd.	997	8,293

Coca-Cola West Holdings Co.
Ltd.	100	2,215
Diageo PLC	5,288	113,341

Foster’s Group Ltd.	4,161	23,913

Fraser and Neave Ltd.	2,000	8,207

Heineken Holding NV	111	6,276

Heineken NV	482	31,117

InBev NV	373	31,039

Ito En Ltd.	100	1,902

Kirin Brewery Co. Ltd.	2,000	29,376

Lion Nathan Ltd.	498	4,199

Pernod-Ricard SA	183	42,238

SABMiller PLC	1,818	51,089

Sapporo Holdings Ltd.	1,000	8,056

Scottish & Newcastle PLC	1,670	24,575

Total		409,140

Biotechnology–0.0%
Zeltia SA	290	2,587

Building Products–0.5%
Asahi Glass Co. Ltd.	2,000	26,834

Assa Abloy AB	680	13,659

Cie de Saint-Gobain	573	53,947

Geberit AG	74	10,155

JS Group Corp.	600	9,608

Kingspan Group PLC	232	3,505

Nippon Sheet Glass Co. Ltd.	1,000	5,111

TOTO Ltd.	1,000	7,939

Uponor OYJ	100	2,514

Wienerberger AG	171	9,469

Total		142,741

Chemicals–2.7%
Akzo Nobel NV	559	44,713

Asahi Kasei Corp.	3,000	19,978

BASF AG	988	146,272

Bayer AG	1,482	135,288

Ciba Specialty Chemicals AG	140	6,487

Daicel Chemical Industries, Ltd.	1,000	5,997

Dainippon Ink and Chemicals,
Inc.	1,000	5,012
Denki Kagaku Kogyo K.K.	1,000	4,359

1GEA Group AG	322	11,188

Givaudan SA	13	12,517

JSR Corp.	300	7,747

K+S AG	75	17,820

Kaneka Corp.	1,000	8,288

Kansai Paint Co. Ltd.	1,000	7,241

Koninklijke DSM NV	282	13,310

Kuraray Co. Ltd.	1,000	12,164

Lonza Group AG	98	11,884

52	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Mitsubishi Chemical Holdings
Corp.	2,500	$19,199
Mitsubishi Gas Chemical Co.,
Inc.	1,000	9,846
Mitsubishi Rayon Co. Ltd.	1,000	4,860

Mitsui Chemicals, Inc.	1,000	6,570

Novozymes A/S	110	12,537

Orica Ltd.	617	17,188

Shin-Etsu Chemical Co. Ltd.	800	50,266

Showa Denko K.K.	2,000	7,160

Solvay SA	131	18,302

Sumitomo Chemical Co. Ltd.	3,000	26,771

Syngenta AG	209	53,214

Taiyo Nippon Sanso Corp.	1,000	9,389

Teijin Ltd.	2,000	8,575

Tokuyama Corp.	1,000	10,051

Toray Industries, Inc.	3,000	23,495

Tosoh Corp.	1,000	4,305

Ube Industries Ltd.	2,000	6,820

Wacker Chemie AG	18	5,195

Yara International ASA	350	16,198

Total		780,206

Commercial Services & Supplies–0.8%
ABC Learning Centres Ltd.	619	2,813

Adecco SA	263	14,217

Aggreko PLC	258	2,729

Benesse Corp.	100	4,269

Buhrmann NV	299	2,335

Capita Group PLC	1,261	17,468

Cargotec Corp.	65	3,003

Dai Nippon Printing Co. Ltd.	1,000	14,706

De La Rue PLC	294	5,698

Downer EDI Ltd.	630	2,974

Group 4 Securicor PLC	2,237	10,866

Hakuhodo DY Holdings, Inc.	50	2,775

Hays PLC	2,836	6,501

[1]Invensys PLC	1,486	6,694

Legrand SA	112	3,818

Mitsubishi UFJ Lease & Finance
Co. Ltd.	70	2,324
Pacific Brands Ltd.	1,151	3,282

PagesJaunes Groupe SA	300	6,005

Randstad Holdings NV	100	3,945

Rentokil Initial PLC	3,795	9,106

Secom Co. Ltd.	400	21,875

Securitas AB	680	9,474

[1]Securitas Direct, Series B	480	1,925

Securitas Systems, Series B	480	1,709

Serco Group PLC	978	8,972

SGS SA	10	11,905

Societe BIC SA	70	5,007

1TGS Nopec Geophysical Co.
ASA	200	2,746
Toppan Printing Co. Ltd.	1,000	9,837

Vedior NV	290	7,290

WPP Group PLC	2,292	29,430

Total		235,698

Communications Equipment–1.4%
Alcatel SA	4,572	33,040

1GN Store Nord A/S	390	3,062

Nokia OYJ	8,020	310,507

Telefonaktiebolaget LM
Ericsson	30,950	72,733

Total		419,342

Computers & Peripherals–0.4%
[1]Elpida Memory, Inc.	200	6,946

Fujitsu Ltd.	4,000	26,959

[1]Logitech International SA	329	12,055

Mitsumi Electric Co. Ltd.	200	6,802

NEC Corp.	4,000	18,438

Toshiba Corp.	6,000	44,950

Wincor Nixdorf AG	32	3,037

Total		119,187

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Construction & Engineering–0.8%
Acciona SA	60	$18,995

Actividades de Construction y
Servicios SA (ACS)	430	25,518
Aker Kvaerner ASA	285	7,578

Alstom SA	208	44,638

Amec PLC	730	12,148

Balfour Beatty PLC	846	8,349

Bilfinger Berger AG	78	6,010

[1]Boart Longyear Group	2,691	5,549

Eiffage SA	43	4,229

FLSmidth & Co. A/S	100	10,222

Fomento de Construcciones y
Contratas SA	100	7,504
Grupo Ferrovial SA	131	9,203

Hellenic Technodomiki Tev SA	210	3,005

HOCHTIEF AG	83	11,148

Husqvarna AB, Series B	548	6,511

Kajima Corp.	2,000	6,534

Kurita Water Industries Ltd.	200	6,068

Leighton Holdings Ltd.	276	14,820

Nishimatsu Construction Co.
Ltd.	1,000	2,793
Obayashi Corp.	1,000	5,030

SembCorp Industries Ltd.	2,000	8,068

Shimizu Corp.	1,000	4,368

Skanska AB	580	10,954

Taisei Corp.	2,000	5,406

YIT OYJ	240	5,252

Total		249,900

Construction Materials–0.7%
Biffa PLC	352	2,305

Boral Ltd.	1,471	7,899

Cimpor Cimentos de Portugal
SGPS SA	466	4,082
CRH PLC	1,102	38,349

CSR Ltd.	2,030	5,522

Fletcher Building Ltd.	1,040	9,181

HeidelbergCement AG	28	4,333

Holcim Ltd.	415	44,426

Imerys SA	70	5,747

Italcementi SpA	120	2,563

James Hardie Industries NV	800	4,527

Lafarge SA	308	55,981

1RHI AG	58	2,371

Sumitomo Osaka Cement Co. Ltd.	1,000	1,915

Taiheiyo Cement Corp.	2,000	4,780

Titan Cement Co. SA	140	6,377

Total		200,358

Containers & Packaging–0.1%
Amcor Ltd.	1,795	10,883

Billerud AB	100	1,029

Mayr Melnhof Karton AG	16	1,732

Rexam PLC	1,263	10,490

[1]Smurfit Kappa Group PLC	276	4,533

Toyo Seikan Kaisha Ltd.	300	5,322

Total		33,989

Distributors–0.3%
D’ieteren SA	6	2,155

Li & Fung Ltd.	4,200	16,937

Olam International Ltd.	1,000	1,989

Reckitt Benckiser Group PLC	1,235	71,422

Total		92,503

Diversified Financials–4.0%
3i Group PLC	764	15,208

Acom Co. Ltd.	100	2,045

Aeon Credit Service Co. Ltd.	100	1,486

Aiful Corp.	100	1,786

Australian Stock Exchange Ltd.	330	17,517

Babcock & Brown International
Property Ltd.	453	10,791
Banco BPI SA	511	3,999

Cattles PLC	365	2,130

Challenger Financial Services
Group Ltd.	662	2,898

54	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Financials (continued)
Close Brothers Group PLC	133	$2,508

Credit Saison Co. Ltd.	300	8,217

D. Carnegie & Co. AB	100	1,943

Daiwa Securities Group, Inc.	3,000	27,281

Deutsche Boerse AG	412	81,651

E*Trade Securities Co. Ltd.	3	2,793

Eurazeo	29	3,715

Experian Group Ltd.	2,098	16,530

[1]Fortis NV-Strip VVPR	1,664	24

Fortis NV	4,160	109,378

Groupe Bruxelles Lambert SA	157	20,140

Hellenic Exchanges SA Holding
Clearing Settlement and Registry	130	4,555
Hokuhoku Financial Group, Inc.	2,000	5,818

Hong Kong Exchanges and
Clearing Ltd.	2,000	56,625
Hypo Real Estate Holding AG	406	21,397

ICAP PLC	1,044	15,052

IFIL Investments SpA	427	4,021

ING Groep NV	3,816	149,024

Investor AB	400	9,103

Jafco Co. Ltd.	100	3,294

KBC Ancora	37	4,186

Keppel Corp. Ltd.	2,000	18,084

London Stock Exchange Group
PLC	301	11,822
Macquarie Group Ltd.	534	35,702

Man Group PLC	6,475	73,118

Mediolanum SpA	660	5,295

Mitsui Trust Holdings, Inc.	2,000	15,341

Mizuho Trust & Banking Co. Ltd.	2,000	3,723

Nikko Cordial Corp.	1,000	14,876

Nomura Holdings, Inc.	3,600	61,061

ORIX Corp.	190	32,464

Pargesa Holding SA	28	3,126

Perpetual Ltd.	100	5,812

Promise Co. Ltd.	100	2,488

Schroders PLC	261	6,744

Shinko Securities Co. Ltd.	1,000	4,135

Singapore Exchange Ltd.	2,000	18,668

[1]Sony Financial Holdings, Inc.	2	7,644

Sumitomo Trust & Banking Co.
Ltd.	3,000	20,085
Swire Pacific Ltd.	1,500	20,696

Takefuji Corp.	200	4,860

Tullett Prebon PLC	182	1,695

UBS AG	4,235	195,847

Total		1,168,401

Diversified Telecommunication Services–4.0%
Belgacom SA	349	17,191

BT Group PLC	16,310	88,286

Deutsche Telekom AG	5,796	127,093

Elisa OYJ	280	8,584

France Telecom SA	3,711	133,384

Hellenic Telecommunications
Organization SA	640	23,545
Hutchison Telecommunications
International Ltd.	3,000	4,508
Mobistar SA	60	5,453

[1]Millicom International Cellular SA	66	7,643

Nippon Telegraph & Telephone
Corp.	11	55,037
PCCW Ltd.	6,000	3,562

Portugal Telecom SGPS SA	1,519	19,803

[1]Prysmian SpA	272	6,707

Royal KPN NV	3,895	70,738

Singapore Telecommunications
Ltd.	16,300	45,349
Swisscom AG	44	17,163

Tele2 AB	637	12,770

Telecom Corp. of New Zealand
Ltd.	3,592	11,994
Telecom Italia SpA	21,621	67,075

Telecom Italia SpA (RNC-
Participating Cumulative)	12,482	29,630
Telefonica SA	8,781	284,847

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	55

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (continued)
Telekom Austria AG	735	$20,420

[1]Telenor ASA	1,700	40,589

TeliaSonera AB	4,670	43,739

Telstra Corp. Ltd.	5,788	23,818

Total		1,168,928

Electric Utilities–3.3%
British Energy Group PLC	2,146	23,382

Cheung Kong Infrastructure
Holdings Ltd.	1,000	3,738
Chubu Electric Power Co., Inc.	1,300	33,918

Chugoku Electric Power Co.,
Inc.	300	5,840
CLP Holdings Ltd.	2,500	17,070

Contact Energy Ltd.	489	3,093

E.ON AG	1,264	268,659

Electric Power Development
Co.	300	11,197
Electricite de France	202	24,028

Enel SpA	8,880	105,462

Energias de Portugal SA	3,924	25,607

Hokkaido Electric Power Co.,
Inc.	400	8,664
Hokuriku Electric Power Co.	200	4,171

HongKong Electric Holdings	2,500	14,426

Iberdrola SA	7,646	116,089

International Power PLC	3,112	28,009

Kansai Electric Power Co., Inc.	1,500	34,974

Kyushu Electric Power Co., Inc.	700	17,230

Public Power Corp.	210	11,037

Red Electrica de Espana	218	13,761

Scottish & Southern Energy
PLC	1,772	57,604
Shikoku Electric Power Co.,
Inc.	200	5,361

Solarworld AG	167	10,179

Terna SpA	2,170	8,736

Tohoku Electric Power Co., Inc.	800	18,044

Tokyo Electric Power Co., Inc.	2,500	64,668

Union Fenosa SA	201	13,554

Verbund-Oesterreichische
Elektrizitatswirtschafts-AG	156	10,904

Total		959,405

Electrical Equipment–2.3%
ABB Ltd.	4,427	127,446

Bekaert SA	26	3,492

Fanuc Ltd.	400	38,953

Fuji Electric Holdings Co. Ltd.	1,000	3,499

Fujikura Ltd.	1,000	5,084

Furukawa Electric Co. Ltd.	1,000	3,884

Matsushita Electric Works Ltd.	1,000	11,072

Mitsubishi Electric Corp.	4,000	41,817

Nitto Denko Corp.	300	15,896

Schneider Electric SA	435	58,857

Siemens AG	1,727	274,463

Sumitomo Electric Industries Ltd.	1,500	23,858

Ushio, Inc.	200	4,404

[1]Vestas Wind Systems A/S	470	50,805

Total		663,530

Electronic Equipment & Instruments–1.0%
Alps Electric Co. Ltd.	300	3,891

Barco NV	23	1,753

Citizen Watch Co. Ltd.	700	6,823

Cookson Group PLC	214	2,960

Hirose Electric Co. Ltd.	100	11,564

Hitachi Chemical Co. Ltd.	200	4,609

Hitachi Ltd.	7,000	52,191

Hoya Corp.	800	25,491

Ibiden Co. Ltd.	300	20,810

Keyence Corp.	100	24,677

Kingboard Chemical Holdings
Ltd.	2,000	11,746
Kudelski SA	80	1,583

Kyocera Corp.	300	26,610

Mabuchi Motor Co. Ltd.	100	6,033

Neuf Cegetel	75	3,788

56	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Electronic Equipment & Instruments (continued)
Nidec Corp.	200	$14,822

Nippon Electric Glass Co. Ltd.	1,000	16,344

[1]Oki Electric Industry Co. Ltd.	1,000	1,566

Omron Corp.	400	9,541

Premier Farnell PLC	756	2,202

Rohm Co. Ltd.	200	17,454

Tandberg ASA	200	4,177

TDK Corp.	300	22,340

Venture Corp. Ltd.	1,000	8,903

Yokogawa Electric Corp.	300	3,297

Total		305,175

Energy Equipment & Services–0.4%
Acergy SA	380	8,479

[1]Compagnie Generale de
Geophysique-Veritas	52	14,803
Fugro NV	111	8,556

[1]Renewable Energy Corp. ASA	323	16,405

Saipem SpA	267	10,692

SBM Offshore NV	303	9,555

[1]SeaDrill Ltd.	485	11,825

Technip SA	201	15,993

WorleyParsons Ltd.	340	15,512

Total		111,820

Food & Drug Retailing–1.7%
Axfood AB	50	2,016

Carrefour SA	1,231	95,770

Casino Guichard Perrachon SA	80	8,688

Colruyt SA	40	9,404

Delhaize Group	209	18,368

FamilyMart Co. Ltd.	100	3,124

J Sainsbury PLC	3,151	26,593

Kesko OYJ	160	8,811

[1]Koninklijke Ahold NV	2,612	36,340

Lawson, Inc.	100	3,544

Seven & I Holdings Co. Ltd.	1,600	46,686

Tesco PLC	16,084	152,340

William Morrison Supermarkets
PLC	2,432	15,541
Woolworths Ltd.	2,448	73,006

Total		500,231

Food Products–2.6%
Ajinomoto Co., Inc.	1,000	11,376

Associated British Foods PLC	359	6,409

Cadbury Schweppes PLC	4,326	53,315

Coca Cola Hellenic Bottling
Co. SA	300	12,964
Danisco A/S	90	6,371

East Asiatic Co. Ltd. A/S	25	1,946

Futuris Corp. Ltd.	1,368	2,581

Goodman Fielder Ltd.	2,138	3,555

Greencore Group PLC	375	2,584

Groupe DANONE	891	79,867

House Foods Corp.	200	3,369

Iaws Group PLC	128	2,815

Kerry Group PLC	260	8,237

[1]Lighthouse Caledonia ASA	40	38

Lindt & Spruengli AG	2	6,919

Meiji Dairies Corp.	1,000	5,102

Nestle SA	803	368,511

Nisshin Seifun Group, Inc.	500	5,026

Nissin Food Products Co. Ltd.	200	6,462

1PAN Fish ASA	4,800	3,083

Parmalat SpA	2,910	11,300

Suedzucker AG	141	3,333

Tate & Lyle PLC	1,060	9,361

Tingyi Cayman Islands Holding
Corp.	4,000	6,360
Unilever NV	3,548	130,270

Wilmar International Ltd.	1,000	3,749

Yakult Honsha Co. Ltd.	200	4,627

Total		759,530

Gas Utilities–0.5%
AGL Energy Ltd.	823	9,618

Centrica PLC	7,566	53,868

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	57

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Gas Utilities (continued)
Gas Natural SDG SA	220	$12,853

Hong Kong & China Gas Co.
Ltd.	7,600	23,291
Osaka Gas Co. Ltd.	4,000	15,789

Snam Rete Gas SpA	1,750	11,165

Tokyo Gas Co. Ltd.	5,000	23,406

Total		149,990

Health Care Equipment & Supplies–0.8%
Air Liquide SA	488	72,518

Alfresa Holdings Corp.	100	6,033

Ansell Ltd.	332	3,516

Cie Generale d’Optique Essilor
International SA	395	25,171
Cochlear Ltd.	130	8,543

Coloplast A/S	44	3,813

Elekta AB	148	2,469

Fisher & Paykel Healthcare
Corp.	865	2,317
Getinge AB	390	10,475

Luxottica Group SpA	258	8,189

Nobel Biocare Holding AG	47	12,568

Omega Pharma SA	39	2,716

Phonak Holding AG	100	11,288

[1]Qiagen NV	181	3,916

Smith & Nephew PLC	1,851	21,306

SSL International PLC	398	4,226

Straumann Holding AG	20	5,511

Synthes, Inc.	111	13,773

Terumo Corp.	400	21,052

[1]William Demant Holding A/S	100	9,263

Total		248,663

Health Care Providers & Services–0.2%
Celesio AG	160	9,928

Fresenius Medical Care AG &
Co. KGaA	396	21,211

Mediceo Paltac Holdings Co.
Ltd.	300	4,444
Parkway Holdings Ltd.	1,000	2,754

Sonic Healthcare Ltd.	671	9,844

Suzuken Co. Ltd.	100	3,571

Total		51,752

Hotels Restaurants & Leisure–0.9%
Accor SA	414	33,061

Aristocrat Leisure Ltd.	724	7,146

Autogrill SpA	172	2,925

[1]BetandWin.com Interactive
Entertainment AG	47	1,826
Carnival PLC	333	14,665

City Developments Ltd.	1,000	9,877

Compass Group PLC	3,940	24,123

[1]Crown Ltd.	943	11,128

Enterprise Inns PLC	1,100	10,631

Intercontinental Hotels Group
PLC	574	10,070
Kuoni Reisen Holding	5	2,603

Ladbrokes PLC	1,187	7,615

Lottomatica SpA	146	5,337

UOL Group Ltd.	1,000	3,144

OPAP SA	430	17,213

Oriental Land Co. Ltd.	100	6,033

Paddy Power PLC	101	3,356

Punch Taverns PLC	502	7,617

Rank Group PLC	701	1,269

Shangri-La Asia Ltd.	2,000	6,347

Sky City Entertainment Group
Ltd.	761	2,687
Sodexho Alliance SA	183	11,221

TABCORP Holdings Ltd.	1,154	14,965

[1]Thomas Cook Group PLC	1,002	5,608

1TUI AG	428	11,953

1TUI Travel PLC	1,010	5,888

Whitbread PLC	394	10,947

William Hill PLC	740	7,703

Total		256,958

58	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Household Durables–1.6%
Bang & Olufsen A/S	25	$2,350

Barratt Developments PLC	540	4,882

Bovis Homes Group PLC	229	2,800

Casio Computer Co. Ltd.	400	4,651

Daito Trust Construction Co.
Ltd.	200	11,081
Daiwa House Industry Co. Ltd.	1,000	12,916

Electrolux AB	532	8,936

Fisher & Paykel Appliances
Holdings Ltd.	749	1,972
[1]Galiform PLC	1,214	2,180

[1]Haseko Corp.	1,500	2,591

Koninklijke Philips Electronics
NV	2,346	101,104
Makita Corp.	200	8,485

Matsushita Electric Industrial
Co. Ltd.	4,000	82,882
Nobia AB	300	2,670

Persimmon PLC	606	9,621

Pioneer Corp.	300	2,712

Rinnai Corp.	100	3,267

[1]Sanyo Electric Co. Ltd.	4,000	5,514

Sekisui Chemical Co. Ltd.	1,000	6,740

Sekisui House Ltd.	1,000	10,812

Sharp Corp.	2,000	35,981

Sony Corp.	2,100	116,536

Taylor Woodrow PLC	2,218	8,947

Thomson	510	7,244

Total		456,874

Household Products–0.2%
Henkel KGaA	207	10,562

Kao Corp.	1,000	30,074

Uni-Charm Corp.	100	6,328

Total		46,964

Industrial Conglomerates–0.9%
Aeon Mall Co. Ltd.	100	2,640

Brambles Ltd.	2,821	28,538

Burberry Group PLC	870	9,833

Davis Service Group PLC	334	3,407

DCC PLC	136	3,826

FKI PLC	1,246	1,453

[1]Fosun International	3,500	3,267

Hopewell Holdings Ltd.	1,000	4,616

Hutchison Whampoa Ltd.	4,000	45,393

Intertek Group PLC	158	3,104

IVG Immobilien AG	169	5,818

Jeronimo Martins SGPS SA	453	3,571

Macquarie Communications
Infrastructure Group	855	4,073
Melco International
Development Ltd.	2,000	3,006
Noble Group Ltd.	2,000	3,380

NWS Holdings Ltd.	1,000	3,206

Orkla ASA	1,719	33,293

[1]Pirelli & C SpA	5,630	6,189

Rheinmetall AG	72	5,716

Sonae SGPS SA	1,493	4,316

Tomkins PLC	1,695	5,946

Wendel	33	4,767

Wesfarmers Ltd.	1,440	51,170

[1]Wesfarmers Ltd.–PPS	322	11,499

Total		252,027

Insurance–4.5%
Aegon NV	3,005	53,039

Aioi Insurance Co. Ltd.	1,000	4,726

Alleanza Assicurazioni SpA	825	10,707

Allianz AG	912	196,985

AMP Ltd.	3,873	33,812

Assicurazioni Generali SpA	2,165	97,981

Aviva PLC	5,336	71,269

AXA Asia Pacific Holdings Ltd.	1,613	10,444

AXA SA	3,195	127,757

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	59

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Insurance (continued)
CNP Assurances	83	$10,783

Fondiaria–SAI SpA	141	5,805

Friends Provident PLC	3,540	11,480

Insurance Australia Group Ltd.	3,438	12,428

Irish Life & Permanent PLC	505	8,707

Legal & General Group PLC	13,524	35,053

Mapfre SA	1,300	5,712

Millea Holdings, Inc.	1,500	50,615

Mitsui Sumitomo Insurance Co.
Ltd.	3,000	29,214
MLP AG	125	1,962

Muenchener
Rueckversicherungs AG	425	82,484
Nipponkoa Insurance Co. Ltd.	1,000	9,103

Old Mutual PLC	10,816	35,976

Prudential PLC	5,051	71,372

QBE Insurance Group Ltd.	1,758	51,426

Resolution PLC	1,434	20,263

Sampo OYJ	842	22,225

SCOR SE	355	9,069

Sompo Japan Insurance, Inc.	2,000	18,098

Standard Life PLC	4,445	22,296

Storebrand ASA	1,309	13,658

Swiss Life Holding	71	17,733

Swiss Reinsurance	712	50,552

T&D Holdings, Inc.	400	20,658

[1]Topdanmark A/S	50	7,187

TrygVesta A/S	53	4,027

Wiener Staedtische
Versicherung AG	53	4,256
Zurich Financial Services AG	298	87,446

Total		1,326,308

Internet & Catalog Retail–0.0%
Rakuten, Inc.	10	4,923

Internet Software & Services–0.2%
SBI Holdings, Inc.	21	5,742

Softbank Corp.	1,500	31,014

Tencent Holdings Ltd.	2,000	15,387

Yahoo! Japan Corp.	30	13,426

Total		65,569

IT Consulting & Services–0.3%
[1]Atos Origin SA	138	7,122

Capgemini SA	268	16,824

Computershare Ltd.	1,089	9,440

CSK Holdings Corp.	100	3,240

Indra Sistemas SA	228	6,185

LogicaCMG PLC	2,993	6,994

Nomura Research Institute Ltd.	200	6,588

NTT Data Corp.	3	13,345

Obic Co. Ltd.	20	3,698

Tietoenator OYJ	140	3,139

Total		76,575

Leisure Equipment & Products–0.3%
AGFA-Gevaert NV	240	3,676

Amer Sports OYJ	150	4,049

Fuji Photo Film Co. Ltd.	1,000	42,336

Konica Minolta Holdings, Inc.	1,000	17,713

Namco Bandai Holdings, Inc.	400	6,255

Sankyo Co. Ltd.	100	4,645

Shimano, Inc.	100	3,625

Tattersall’s Ltd.	2,237	7,831

Yamaha Corp.	300	6,861

Total		96,991

Machinery–1.9%
Alfa Laval AB	200	11,270

Amada Co. Ltd.	1,000	8,789

Andritz AG	73	4,417

Atlas Copco AB, Series. A	1,373	20,512

Atlas Copco AB, Series. B	816	11,148

[1]Charter PLC	168	2,646

Daikin Industries Ltd.	500	28,015

EBARA Corp.	1,000	3,419

60	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Machinery (continued)
Glory Ltd.	100	$2,332

Heidelberger Druckmaschinen	110	3,694

Hino Motors Ltd.	1,000	6,507

Hitachi Construction Machinery
Co. Ltd.	200	5,997
IMI PLC	700	5,470

Ishikawajima-Harima Heavy
Industries Co. Ltd.	2,000	4,171
Japan Steel Works Ltd.	1,000	14,742

JTEKT Corp.	400	7,196

Kawasaki Heavy Industries Ltd.	3,000	8,888

KCI Konecranes OYJ	100	3,442

Komatsu Ltd.	1,800	48,977

Komori Corp.	100	2,229

Kubota Corp.	2,000	13,551

Linde AG	245	32,352

MAN AG	228	37,879

Metso OYJ	290	15,804

Minebea Co. Ltd.	1,000	6,417

Mitsubishi Heavy Industries Ltd.	7,000	30,136

Mitsui Engineering &
Shipbuilding Co. Ltd.	2,000	7,805
NGK Insulators Ltd.	1,000	27,120

NSK Ltd.	1,000	10,436

NTN Corp.	1,000	8,691

Rieter Holding AG	8	3,530

Sandvik AB	1,863	32,086

Scania AB	700	16,689

SembCorp Marine Ltd.	1,400	3,934

SMC Corp.	100	11,922

Sulzer AG	7	10,286

Sumitomo Heavy Industries Ltd.	1,000	9,219

THK Co. Ltd.	200	4,055

Tomra Systems ASA	400	2,834

Volvo AB, Series. A	2,200	36,953

Volvo AB, Series. B	1,000	16,720

Wartsila OYJ	100	7,605

Zardoya Otis SA	214	6,052

Total		555,937

Marine–0.4%
A.P. Moller-Maersk Group A/S	3	31,900

Compagnie Maritime Belge SA	36	3,114

Cosco Corp. Singapore Ltd.	2,000	8,040

Dampskibsselskabet Torm A/S	50	1,753

Euronav NV	60	2,114

Frontline Ltd.	60	2,882

Kamigumi Co. Ltd.	1,000	7,241

Kawasaki Kisen Kaisha Ltd.	1,000	9,828

Mitsui OSK Lines Ltd.	2,000	25,527

Neptune Orient Lines Ltd.	1,000	2,720

Nippon Yusen Kabushiki Kaisha	2,000	15,896

Orient Overseas International
Ltd.	1,000	7,424
Pacific Basin Shipping Ltd.	3,000	4,847

Shun Tak Holdings Ltd.	2,000	3,144

Total		126,430

Media–1.7%
Antena 3 de Television SA	186	2,848

Arnoldo Mondadori Editore SpA	253	2,076

Asatsu-DK, Inc.	100	2,802

British Sky Broadcasting PLC	2,301	28,267

Daily Mail & General Trust PLC	671	6,615

Dentsu, Inc.	4	10,597

Emap PLC	421	7,687

Eniro AB	350	3,143

Gestevision Telecinco SA	184	4,704

ITV PLC	7,996	13,552

JC Decaux SA	134	5,262

John Fairfax Holdings Ltd.	2,751	11,296

Lagardere SCA	267	19,993

M6-Metropole Television	111	2,917

Mediaset SpA	1,514	15,262

Modern Times Group AB	100	7,044

Pearson PLC	1,645	23,897

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	61

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Media (continued)
[1]Premiere AG	138	$2,599

Promotora de Informaciones SA	138	2,587

Publicis Groupe	264	10,321

Publishing & Broadcasting Ltd.	943	3,475

Reed Elsevier NV	1,423	28,357

Reed Elsevier PLC	2,607	35,156

Reuters Group PLC	2,496	31,554

Sanoma-WSOY OYJ	130	3,726

Seat Pagine Gialle SpA	9,350	3,692

SES-FDR	304	7,989

Singapore Press Holdings Ltd.	3,000	9,390

Sky Network Television Ltd.	379	1,746

[1]Sogecable SA	83	3,320

Television Broadcasts Ltd.	1,000	5,943

Television Francaise 1 (TFI)	200	5,343

Toho Co. Ltd.	300	6,780

Tokyo Broadcasting System,
Inc.	100	2,148
Trinity Mirror PLC	610	4,219

United Business Media PLC	465	5,994

Vivendi SA	2,372	108,665

Wolters Kluwer NV	617	20,249

Yell Group PLC	1,556	12,383

Total		483,598

Metals & Mining–5.6%
Acerinox SA	291	7,150

Alumina Ltd.	2,237	12,503

Anglo American PLC	2,669	163,144

Antofagasta PLC	397	5,649

ArcelorMittal	1,851	143,734

BHP Billiton Ltd.	6,859	241,566

BHP Billiton PLC	4,708	144,450

BlueScope Steel Ltd.	1,431	12,116

Boliden AB	500	6,289

Daido Steel Co. Ltd.	1,000	7,510

Dowa Mining Co. Ltd.	1,000	7,017

[1]Fortescue Metals Group Ltd.	2,220	14,609

Hoganas AB	100	2,117

Husqvarna AB. Series B NPV	740	12,544

Husqvarna AB. Series B
SEK 2.50	100	1,695
Iluka Resources Ltd.	553	2,232

JFE Holdings, Inc.	1,200	60,792

Johnson Matthey PLC	458	17,097

Kazakhmys PLC	212	5,768

Kobe Steel Ltd.	5,000	16,290

Kone OYJ	140	9,796

Lonmin PLC	157	9,637

Mitsubishi Materials Corp.	2,000	8,557

Mitsui Mining & Smelting Co.
Ltd.	1,000	4,010
Newcrest Mining Ltd.	932	27,067

Nippon Light Metal Co. Ltd.	1,000	1,745

Nippon Steel Corp.	12,000	74,325

Nisshin Steel Co. Ltd.	2,000	7,035

OneSteel Ltd.	1,467	7,916

Outokumpu OYJ	200	6,193

Oxiana Ltd.	2,788	8,513

Rautaruukki OYJ	180	7,792

Rio Tinto Ltd.	582	68,401

Rio Tinto PLC	2,037	214,947

Salzgitter AG	80	11,919

SSAB Svenskt Stal AB Class A	312	8,501

SSAB Svenskt Stal AB Class B	250	6,154

Sumitomo Metal Industries Ltd.	8,000	37,163

Sumitomo Metal Mining Co. Ltd.	1,000	17,096

The Umicore Group	50	12,409

ThyssenKrupp AG	728	40,759

Toho Titanium Co. Ltd.	100	3,007

Tokyo Steel Manufacturing Co.
Ltd.	200	2,231
Vallourec Group	99	26,760

Vedanta Resources PLC	145	5,888

Viohalco SA	210	3,047

62	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Voestalpine AG	233	$16,821

Xstrata PLC	1,297	91,378

Yamato Kogyo Co. Ltd.	100	4,117

Zinifex Ltd.	965	10,499

Total		1,637,955

Multi-line Retail–0.6%
Aeon Co. Ltd.	1,300	19,059

Compagnie Nationale a
Portefeuille	40	2,875
Harvey Norman Holdings Ltd.	1,080	6,444

Home Retail Group	1,862	12,121

Isetan Co. Ltd.	300	4,079

1J Front Retailing Co. Ltd.	1,000	8,834

[1]KarstadtQuelle AG	108	2,560

Lifestyle International Holdings
Ltd.	1,500	4,058
Marks & Spencer Group PLC	3,434	38,165

Marui Co. Ltd.	500	4,936

Metro AG	336	28,176

Mitsukoshi Ltd.	1,000	4,547

Next PLC	442	14,246

PPR SA	154	24,731

Takashimaya Co. Ltd.	1,000	12,083

Total		186,914

Multi-Utilities–1.2%
AEM SpA	1,048	4,800

RWE AG	908	127,257

Suez SA	2,083	141,618

United Utilities PLC	1,786	26,796

Veolia Environnement	714	65,096

Total		365,567

Office Electronics–0.5%
Brother Industries Ltd.	300	3,875

Canon Marketing Japan, Inc.	200	3,723

Canon, Inc.	2,200	102,394

Neopost SA	60	6,175

OCE N.V.	141	2,548

Ricoh Co. Ltd.	1,000	18,483

Total		137,198

Oil & Gas–7.8%
Aeroports de Paris	65	6,643

BG Group PLC	6,881	157,044

BP PLC	38,900	474,786

Caltex Australia Ltd.	300	5,099

Cosmo Oil Co. Ltd.	1,000	3,759

1DET Norske Oljeselskap ASA	1,500	2,782

ENI SpA	5,285	193,275

Fortum OYJ	923	41,516

Gaz de France	410	23,942

Hellenic Petroleum SA	230	3,788

Inpex Holdings, Inc.	2	21,660

Japan Petroleum Exploration Co.	100	7,313

[1]Lundin Petroleum AB	410	4,284

Motor Oil Hellas Corinth
Refineries SA	101	2,330
National Grid PLC	5,260	87,061

Neste Oil OYJ	277	9,758

Nippon Mining Holdings, Inc.	2,000	12,817

Nippon Oil Corp.	3,000	24,408

Norsk Hydro ASA	1,425	20,349

[1]Ocean RIG ASA	394	2,878

OMV AG	332	26,861

Origin Energy Ltd.	1,667	12,944

[1]Paladin Resources Ltd.	1,110	6,613

Petroleum Geo-Services ASA	340	9,870

ProSafe ASA	350	6,086

Repsol YPF SA	1,590	56,592

Royal Dutch Shell PLC	7,419	310,818

Royal Dutch Shell PLC, B shares	5,640	233,937

Santos Ltd.	1,127	13,962

Showa Shell Sekiyu K.K.	400	4,440

Statoil ASA	2,618	81,417

TonenGeneral Sekiyu K.K.	1,000	9,873

Total SA	4,396	364,719

Tullow Oil PLC	1,448	18,722

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	63

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Oil & Gas (continued)
Woodside Petroleum Ltd.	970	$42,886

Total		2,305,232

Paper & Forest Products–0.3%
Holmen AB	130	4,830

Mondi PLC	700	5,904

Nippon Paper Group, Inc.	2	6,015

OJI Paper Co. Ltd.	2,000	9,828

PaperlinX Ltd.	842	1,965

[1]Sonae Industria SGPS SA	159	1,544

Stora Enso OYJ	1,180	17,640

Svenska Cellulosa AB	1,080	19,144

UPM-Kymmene OYJ	1,020	20,579

Total		87,449

Personal Products–0.7%
Beiersdorf AG	187	14,469

L’Oreal SA	504	72,093

Oriflame Cosmetics SA	50	3,197

Shiseido Co. Ltd.	1,000	23,674

Unilever PLC	2,706	101,499

Total		214,932

Pharmaceuticals–5.3%
[1]Actelion Ltd.	193	8,866

Altana AG	110	2,674

Astellas Pharma, Inc.	1,000	43,589

AstraZeneca PLC	2,983	128,110

Chugai Pharmaceutical Co. Ltd.	500	7,160

CSL Ltd.	1,086	34,646

Daiichi Sankyo Co. Ltd.	1,400	43,106

Eisai Co. Ltd.	500	19,691

[1]Elan Corp. PLC	906	19,564

GlaxoSmithKline PLC	11,524	292,514

H. Lundbeck A/S	100	2,702

Kyowa Hakko Kogyo Co. Ltd.	591	6,316

Merck KGaA	127	16,371

Novartis AG	4,706	257,914

Novo-Nordisk A/S	1,020	66,913

Ono Pharmaceutical Co. Ltd.	100	4,672

Orion OYJ	168	3,932

Roche Holding AG	1,425	245,989

Sanofi-Aventis	2,078	191,061

Santen Pharmaceutical Co. Ltd.	200	4,950

Shionogi & Co. Ltd.	1,000	17,677

Shire PLC	561	12,793

Takeda Pharmaceutical Co. Ltd.	1,700	99,969

UCB SA	224	10,144

Total		1,541,323

Real Estate–2.8%
Allgreen Properties Ltd.	2,000	2,073

[2]Ascendas Real Estate
Investment Trust	2,000	3,422
[1]Berkeley Group Holdings PLC	230	6,162

[2]British Land Co. PLC	1,019	19,111

[2]Brixton PLC	620	3,627

[2]CapitaCommercial Trust	2,000	3,394

[2]CapitaLand Ltd.	3,000	13,083

[2]CapitaMall Trust	2,000	4,813

[2]Castellum AB	300	3,123

[2]Centro Properties Group	1,586	1,405

[2]Centro Retail Group	2,688	2,241

2CFS Retail Property Trust	2,899	5,952

Cheung Kong Holdings Ltd.	3,000	55,510

[2]Cofinimmo	13	2,443

[2]Commonwealth Property
Office Fund	3,017	4,090
[2]Corio NV	80	6,470

2DB RREEF Trust	5,343	9,376

Fabege AB	200	2,051

[2]Gecina SA	21	3,290

2GPT Group	4,355	15,437

[2]Great Portland Estates PLC	308	2,873

[2]Hammerson PLC	631	12,836

Hang Lung Group Ltd.	1,000	5,495

[2]Hang Lung Properties Ltd.	4,000	18,567

64	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Real Estate (continued)
[2]Henderson Land Development
Co. Ltd.	2,000	$18,862
[2]Hysan Development Co. Ltd.	1,089	3,114

2ICADE EMGP	40	5,957

1IMMOEAST Immobilien
Anlagen AG	848	9,124
2IMMOFINANZ Immobilien
Anlagen AG	920	9,335
2ING Industrial Fund	1,554	3,463

[2]Japan Prime Realty Investment
Corp.	1	4,028
[2]Japan Real Estate Investment
Corp.	1	12,531
[2]Japan Retail Fund Investment
Corp.	1	7,134
[2]Keppel Land Ltd.	1,000	5,064

[2]Kerry Properties Ltd.	1,527	12,336

[2]Kiwi Income Property Trust	1,438	1,479

[2]Klepierre	138	7,045

[2]Kungsleden AB	233	2,597

[2]Land Securities Group PLC	948	28,334

Lend Lease Corp. Ltd.	768	11,658

LEOPALACE21 Corp.	200	5,388

[2]Liberty International PLC	579	12,376

[2]Link Real Estate Investment
Trust (The Link REIT)	4,560	9,893
[2]Macquarie Goodman Group	2,947	12,644

[2]Macquarie Office Trust	4,063	4,991

[2]Mirvac Group	1,936	10,192

[2]Mitsubishi Estate Co. Ltd.	2,000	48,243

[2]Mitsui Fudosan Co. Ltd.	2,000	43,500

[2]New World Development Ltd.	5,130	18,254

[2]Nippon Building Fund, Inc.	1	14,052

Nomura Real Estate Holdings,
Inc.	100	2,417
[2]Nomura Real Estate Office
Fund, Inc.	1	9,488
2NTT Urban Development Corp.	2	3,240

1PSP Swiss Property AG	79	3,988

Sacyr Vallehermoso SA	197	7,650

[2]Segro PLC	849	7,919

Shui On Land Ltd.	3,500	4,115

[2]Sino Land Co.	2,087	7,386

[2]Stockland Trust Group	2,866	21,173

[2]Sumitomo Realty &
Development Co. Ltd.	1,000	24,748
Sun Hung Kai Properties Ltd.	3,000	63,626

[2]Tokyo Tatemono Co. Ltd.	1,000	9,470

[2]Tokyu Land Corp.	1,000	8,610

[2]Unibail Holding	131	28,672

Urban Corp.	300	4,014

[2]Wereldhave NV	41	4,472

[2]Westfield Group	3,597	66,276

Wharf Holdings Ltd.	3,000	15,734

Wheelock & Co. Ltd.	1,000	3,090

[2]Wing Tai Holdings Ltd.	1,000	1,878

Total		826,404

Road & Rail–0.8%
Arriva PLC	200	3,156

Central Japan Railway Co.	3	25,590

ComfortDelgro Corp. Ltd.	3,000	3,818

DSV A/S	400	8,753

East Japan Railway Co.	7	57,767

Firstgroup PLC	908	14,686

Hankyu Hanshin Holdings, Inc.	2,000	8,646

Keihin Electric Express Railway
Co. Ltd.	1,000	6,149
Keio Corp.	1,000	6,069

Keisei Electric Railway Co. Ltd.	1,000	5,352

Kintetsu Corp.	3,000	9,318

MTR Corp.	2,611	9,609

National Express Group PLC	290	7,148

Nippon Express Co. Ltd.	2,000	10,293

Odakyu Electric Railway Co.
Ltd.	1,000	6,364
SMRT Corp. Ltd.	2,000	2,337

Stagecoach Group PLC	990	5,600

Tobu Railway Co. Ltd.	2,000	9,344

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	65

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
Tokyu Corp.	2,000	$13,157

West Japan Railway Co.	4	19,870

Total		233,026

Semiconductor Equipment & Products–0.7%
Advantest Corp.	300	8,539

ARM Holdings PLC	2,746	6,758

ASM Pacific Technology	500	3,683

1ASML Holding NV	798	25,234

1CSR PLC	254	3,025

[1]Infineon Technologies AG	1,442	16,989

Murata Manufacturing Co. Ltd.	400	23,200

Nikon Corp.	1,000	34,639

1OC Oerlikon Corp. AG	11	4,594

1Q-Cells AG	96	13,679

Seiko Epson Corp.	200	4,341

Shinko Electric Industries	100	2,045

STMicroelectronics NV	1,392	19,915

Sumco Corp.	200	5,764

Tokyo Electron Ltd.	400	24,560

Total		196,965

Software–0.9%
[1]Business Objects SA	185	11,289

Dassault Systemes SA	112	6,621

Konami Corp.	200	6,552

Misys PLC	1,060	3,887

Nintendo Co. Ltd.	200	119,758

Oracle Corp. Japan	100	4,413

Sage Group PLC	2,714	12,388

SAP AG	1,816	94,196

Square Enix Co. Ltd.	100	3,061

[1]TomTom NV	103	7,744

Total		269,909

Specialty Retail–1.0%
Aoyama Trading Co. Ltd.	100	2,605

Belle International Holdings Ltd.	4,000	6,042

Billabong International Ltd.	277	3,602

Compagnie Financiere
Richemont AG	1,054	72,276
Douglas Holding AG	63	3,628

DSG International PLC	3,489	6,872

Esprit Holdings Ltd.	2,000	29,980

Fast Retailing Co. Ltd.	100	7,142

Hennes & Mauritz AB	980	59,700

Inchcape PLC	803	6,032

Inditex SA	442	27,114

Kesa Electricals PLC	1,280	5,932

Kingfisher PLC	4,601	13,295

Nitori Co. Ltd.	50	2,399

Sega Sammy Holdings, Inc.	300	3,740

Shimachu Co. Ltd.	100	2,837

Shimamura Co. Ltd.	100	8,530

Signet Group PLC	3,331	4,611

Travis Perkins PLC	240	5,735

USS Co. Ltd.	50	3,110

Yamada Denki Co. Ltd.	180	20,574

Yue Yuen Industrial Holdings
Ltd.	1,000	3,590

Total		299,346

Textiles & Apparel–0.5%
Adidas AG	423	31,655

Bulgari SpA	400	5,583

Christian Dior SA	55	7,218

Fiberweb PLC	212	156

Folli–Follie SA	50	1,861

Hermes International	135	17,036

LVMH Moet Hennessy Louis
Vuitton SA	493	59,507
Puma AG Rudolf Dassler Sport	12	4,783

Swatch Group AG	64	19,275

Swatch Group AG-Registered
Shares	98	5,782

Total		152,856

66	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2007 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Tobacco–1.0%
Altadis SA	521	$37,810

British American Tobacco PLC	3,068	119,644

Imperial Tobacco Group PLC	1,391	74,867

Japan Tobacco, Inc.	9	53,811

Swedish Match AB	500	11,959

Total		298,091

Trading Companies & Distributors–1.0%
Bunzl PLC	670	9,434

Electrocomponents PLC	910	3,766

Hagemeyer NV	594	4,058

Hitachi High-Technologies
Corp.	100	2,188
Itochu Corp.	3,000	29,322

Marubeni Corp.	3,000	21,293

Mitsubishi Corp.	2,700	73,950

Mitsui & Co. Ltd.	4,000	84,672

Sojitz Corp.	2,500	9,063

Sumitomo Corp.	2,200	31,250

Toyota Tsusho Corp.	400	10,848

Wolseley PLC	1,385	20,395

Total		300,239

Transportation Infrastructure–0.6%
Abertis Infraestructuras SA	537	17,279

Asciano Group	945	5,804

Auckland International Airport
Ltd.	1,654	3,695
Autostrade SpA	520	19,685

Brisa-Auto Estradas de
Portugal SA	560	8,216
Cintra Concesiones de
Infraestructuras de Transporte SA	561	8,460
Flughafen Wien AG	25	2,883

Kuehne & Nagel International
AG	100	9,576
Macquarie Airports	1,383	4,914

Macquarie Infrastructure Group	5,315	14,130

Societe Des Autoroutes Paris-
Rhin-Rhone	60	5,869
Transurban Group	2,215	13,293

Vinci SA	843	62,335

Total		176,139

Water Utilities–0.1%
Kelda Group PLC	537	11,563

Severn Trent PLC	496	15,021

Sociedad General de Aguas de
Barcelona SA	99	3,979

Total		30,563

Wireless Telecommunication Services–1.9%
Bouygues SA	448	37,280

Carphone Warehouse Group
PLC	786	5,374
Cosmote Mobile
Telecommunications SA	250	9,489
[1]Foxconn International
Holdings Ltd.	4,000	8,986
KDDI Corp.	5	37,234

NTT DoCoMo, Inc.	33	54,938

PT Multimedia Servicos de
Telecomunicacoes e Multimedia SGPS SA	419	5,841
Telstra Corp. Ltd.	2,957	8,225

Vodafone Group PLC	108,216	403,330

Total		570,697

Total Common Stocks–
(Identified Cost $23,494,331)		28,245,194

Preferred Stocks–0.4%
Automobiles–0.2%
Porsche AG	18	36,419

Volkswagen AG	167	24,380

Total		60,799

Diversified Financials–0.0%
[1]Istituto Finanziario Industriale
SpA	133	4,524

Electrical Equipment–0.0%
Schindler Holding AG	100	6,442

International Stock Market Portfolio	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	67

Portfolio of investments

	Shares	Value

Preferred Stocks (continued)
Health Care Providers & Services–0.0%
Fresenius SE	78	$6,479

Household Products–0.1%
Henkel KGaA	367	20,590

Insurance–0.0%
Unipol SpA	1,787	5,655

Media–0.0%
ProSiebenSat.1Media AG	140	3,350

Multi-Utilities–0.1%
RWE AG	84	10,187

Real Estate–0.0%
[1]Meinl European Land Ltd.	571	7,861

Total Preferred Stocks–
(Identified Cost $86,139)		125,887

Rights–0.0%[1]
Dowa Mining Co. Ltd. Rights,
Exp. 1/29/10	1,000	9
Wharf Holdings Ltd. Rights,
Exp. 1/8/08	250	343

Total Rights–
(Identified Cost $0)		352

Mutual Fund–1.3%
AIM Prime Fund
(At Net Asset Value)	375,377	375,377

Total Investments–97.8%
(Identified Cost $23,955,847)		28,746,810

Other Assets & Liabilities–Net-2.2%		659,021

Total Net Assets–100%		$29,405,831

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)

At December 31, 2007, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)

DJEuro Stoxx 50 Index	5	$323,733	March 2008	$4,514

FTSE 100 Index	1	$128,106	March 2008	$2,579

Topix Index	1	$131,573	March 2008	$(9,081)

MSCI EAFE Index	2	$226,050	March 2008	$6,670

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

68	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Financial Statements

Financial Statements

Statements of assets and liabilities

December 31, 2007 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (Identified cost of $58,084,166, $49,962,474 and $23,955,847, respectively)	$59,093,650	$53,710,701	$28,746,810
Cash denominated in foreign currency (Identified cost of $543,672)	–	–	548,299
Cash	34,131	52	–
Interest and dividend receivable	549,779	77,340	41,790
Reimbursement receivable (Note 6)	9,755	9,859	25,667
Receivable for investments sold	–	9,231	33,408
Receivable for futures daily variation margin	–	–	68,351
Receivable for fund shares	73,463	109,408	92,387
Receivable for open foreign exchange contracts	–	–	3,995

Total assets	$59,760,778	$53,916,591	$29,560,707

Liabilities:
Payable for investments purchased	1,730,737	310,630	111,956
Payable for fund shares	164,595	8,861	–
Payable for futures daily variation margin	–	2,820	–
Accrued portfolio accounting fees (Note 6)	5,624	11,721	11,988
Accrued administration fees (Note 6)	1,691	1,578	864
Accrued audit fees	10,027	10,027	10,027
Accrued insurance fees	9,582	8,915	5,812
Accrued legal fees	6,798	6,798	6,798
Accrued transfer and dividend disbursing agent fees and expenses	667	667	667
Other accrued expenses	5,963	5,561	6,764

Total liabilities	$1,935,684	$367,578	$154,876

Net assets	$57,825,094	$53,549,013	$29,405,831

Net assets consist of:
Paid-in capital	$56,848,535	$49,782,668	$24,609,414
Undistributed (distributions in excess of) net investment income	(9,496)	6,833	(177,800)
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	1,009,484	3,756,202	4,803,672
Accumulated net realized gain (loss) on investments, foreign currency and futures contracts	(23,429)	3,310	170,545

Net assets	$57,825,094	$53,549,013	$29,405,831

Shares outstanding	5,723,329	4,660,218	2,323,702

Net asset value per share	$10.10	$11.49	$12.65

SeeNotes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	69

Statements of operations

Six months ended December 31, 2007 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of taxes withheld of $0, $28 and $14,561, respectively)	$–	$465,824	$256,166
Interest	1,379,938	20,763	10,077

Total investment income	$1,379,938	$486,587	$266,243

Expenses:
Investment adviser fee (Note 6)	13,259	12,572	7,128
Administration fees (Note 6)	9,281	8,800	4,989
Trustees’ fees	10,000	10,000	10,000
Transfer and dividend disbursing agent fees and expenses (Note 6)	2,000	2,000	2,000
Audit fees	9,373	9,373	9,373
Legal fees	18,118	18,118	18,118
Portfolio accounting fees (Note 6)	41,986	56,561	86,226
Printing and postage expenses	3,988	3,988	3,988
Insurance expense	9,582	8,915	5,812
Miscellaneous	3,933	4,331	3,837

Total expenses	$121,520	$134,658	$151,471

Waivers and reimbursements (Note 6):
Waiver of investment adviser fee	(13,259)	(12,572)	(7,128)
Reimbursement of expenses by investment adviser	(41,968)	(59,228)	(101,578)

Total waivers and reimbursements	$(55,227)	$(71,800)	$(108,706)

Net expenses	66,293	62,858	42,765

Net investment income	1,313,645	423,729	223,478

Realized and unrealized gain (loss) on investments:
Net realized gain on investments and foreign exchange transactions	95,751	367,577	411,594
Net realized loss on futures contracts	–	(33,604)	(42,144)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	1,666,224	(1,550,184)	(484,044)

Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	1,761,975	(1,216,211)	(114,594)

Change in net assets resulting from operations	$3,075,620	$(792,482)	$108,884

SeeNotes to Financial Statements.

70	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of changes in net assets

	U.S. Bond Market Portfolio
	Six months ended 12/31/07 (unaudited)	Year ended 6/30/07

Increase (decrease) in net assets
Operations:
Net investment income	$1,313,645	$1,821,576
Net realized gain on investments, foreign currency transactions and futures contracts	95,751	3,690
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	1,666,224	(87,425)

Change in net assets resulting from operations	3,075,620	1,737,841

Distributions to shareholders:
From net investment income	(1,336,924)	(1,822,188)
From net realized capital gains	—	—

Change in net assets resulting from distributions to shareholders	(1,336,924)	(1,822,188)

Share transactions (Note 3):
Proceeds from sale of shares	11,142,390	20,679,292
Net asset value of shares issued on reinvestment of dividends	1,336,924	1,822,188
Cost of shares redeemed	(4,152,726)	(2,625,043)

Change in net assets resulting from share transactions	8,326,588	19,876,437

Change in net assets	10,065,284	19,792,090

Net assets:
Beginning of period	$47,759,810	$27,967,720

End of period	$57,825,094	$47,759,810

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,496)	$13,783

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	71

U.S. Stock Market Portfolio		International Stock Market Portfolio
Six months ended 6/30/07 (unaudited)	Year ended 6/30/07	Six months ended 12/31/07 (unaudited)	Year ended 6/30/07

$423,729	$577,334	$223,478	$615,773
333,973	326,265	369,450	324,999
(1,550,184)	5,367,680	(484,044)	4,528,629

(792,482)	6,271,279	108,884	5,469,401

(429,641)	(559,180)	(413,709)	(665,642)
(600,023)	(64,598)	(414,219)	(81,341)

(1,029,664)	(623,778)	(827,928)	(746,983)

10,776,608	16,268,092	3,085,846	4,022,936
1,029,664	623,778	827,928	746,983
(2,021,919)	(2,621,348)	(1,067,645)	(886,505)

9,784,353	14,270,522	2,846,129	3,883,414

7,962,207	19,918,023	2,127,085	8,605,832

$45,586,806	$25,668,783	$27,278,746	$18,672,914

$53,549,013	$45,586,806	$29,405,831	$27,278,746

$6,833	$12,745	$(177,800)	$12,431

72	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial highlights

(For a share outstanding throughout the period)

	U.S. Bond Market Portfolio
	Six months ended 12/31/07 (unaudited)	Year ended 6/30/07	Period ended 6/30/06[1]
Net asset value, beginning of period	$9.77	$9.70	$10.00
Income from investment operations:
Net investment income	0.25	0.49	0.19
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.33	0.07	(0.30)

Total from investment operations	0.58	0.56	(0.11)

Less distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.19)
Distributions from net realized gain on investments and foreign currency transactions	–	–	–

Total distributions	(0.25)	(0.49)	(0.19)

Net asset value, end of period	$10.10	$9.77	$9.70

Total return[2,3]	6.00%	5.78%	(1.05)%

Ratios to average net assets:
Net expenses	0.25%[4]	0.25%	0.25%[4]
Net investment income	4.95%[4]	4.99%	4.71%[4]
Expense waiver/reimbursement[5]	(0.21)%[4]	(0.40)%	(0.92)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$57,825	$47,760	27,968
Portfolio turnover	26%	91%	112%

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

[2]  Total returns for periods of less than one year are not annualized.

[3]  Total returns may reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would be lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	73

U.S. Stock Market Portfolio			International Stock Market Portfolio
Six months ended 12/31/07 (unaudited)	Year ended 6/30/07	Period ended 6/30/06[1]	Six months ended 12/31/07 (unaudited)	Year ended 6/30/07	Period ended 6/30/06[1]
$11.91	$10.08	$10.00	$13.00	$10.53	$10.00

0.10	0.18	0.07	0.10	0.31	0.20

(0.29)	1.84	0.08	(0.08)	2.54	0.50

(0.19)	2.02	0.15	0.02	2.85	0.70

(0.10)	(0.17)	(0.07)	(0.19)	(0.34)	(0.17)

(0.13)	(0.02)	–	(0.18)	(0.04)	–

(0.23)	(0.19)	(0.07)	(0.37)	(0.38)	(0.17)

$11.49	$11.91	$10.08	$12.65	$13.00	$10.53

(1.61)%	20.23%	1.52%	0.21%	27.41%	7.10%

0.25%[4]	0.25%	0.25%[4]	0.30%[4]	0.30%	0.30%[4]
1.69%[4]	1.67%	1.69%[4]	1.57%[4]	2.72%	4.03%[4]
(0.29)%[4]	(0.53)%	(1.34)%[4]	(0.76)%[4]	(0.90)%	(1.59)%[4]

$53,549	$45,587	$25,669	$29,406	$27,279	$18,673
5%	5%	1%	5%	4%	3%

74	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements

1. Organization

U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios commenced operations on January 1, 2006.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $55.2 million at December 31, 2007) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios; without this funding it is anticipated that the Portfolios’ operation could be adversely impacted.

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and asked prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and

Notes to Financial Statements	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	75

ratings. Short-term investments with a maturity at issuance or a remaining maturity at the time of purchase of 60 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the Board of Trustees of AARP Portfolios to represent fair value. The International Stock Market Portfolio may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of foreign exchanges and the close of trading on the New York Stock Exchange.

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the custodian, on behalf of a Portfolio, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. However, in the event of a counterparty default, retention of the collateral may be subject to legal proceedings.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and therefore are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase and sell stock index futures contracts to fulfill

76	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended December 31, 2007, U.S. Stock Market Portfolio and International Stock Market Portfolio had realized net losses on futures contracts of $33,604 and $42,144, respectively.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At December 31, 2007, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized appreciation (depreciation)

Contracts Purchased:
3/31/2008	200,000 EUR	287,713 USD	$292,192	$4,479
3/31/2008	64,000 GBP	128,643 USD	126,703	(1,940)
3/31/2008	15,200,000 JPY	135,931 USD	137,387	1,456

Net unrealized appreciation on foreign exchange contracts				$3,995

Notes to Financial Statements	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	77

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Portfolio or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Portfolios’ Board of Trustees. The Portfolios will not incur any registration costs upon such resales. The Portfolios’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Portfolios’ Board of Trustees.

78	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

Additional information on restricted securities, held by the U.S. Bond Market Portfolio at December 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost

Amgen, Inc., 5.850%, 6/1/2017	5/30/2007	$25,024
Amgen, Inc., 6.375%, 6/1/2037	5/30/2007	$25,053
Time Warner Cable, Inc., 5.850%, 5/1/2017	4/30/2007	$50,324
Tyco Electronics Group SA, 6.000%, 10/1/2012	9/28/2007	$50,427
UnitedHealth Group, Inc., 6.000%, 11/15/2017	11/14/2007	$24,843

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

CUSTODIAN FEES

Custodian fees are included in “Portfolio accounting fees” in the Statements of Operations and may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolios paid interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 2.00%. For the six months ended December 31, 2007, the International Stock Market Portfolio paid $54 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations,

Notes to Financial Statements	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	79

which may differ from generally accepted accounting principles. Income distributions, if any, are declared and paid quarterly by the U.S. Stock Market Portfolio and International Stock Market Portfolio, and are paid monthly by the U.S. Bond Market Portfolio. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

NEW ACCOUNTING PRONOUNCEMENTS

In July, 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for years beginning after December 15, 2006. FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of a tax position taken (or expected to be taken) on a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Portfolios’ net assets, results of operations and financial statement disclosures.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures standards about fair value measurements. Management of the Portfolios does not believe the adoption of FAS 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest are as follows:

	Six months ended December 31, 2007	Year ended June 30, 2007

U.S. Bond Market Portfolio
Shares sold	1,120,426	2,083,426
Dividends and/or distributions reinvested	134,044	183,994
Shares Redeemed	(417,212)	(264,559)
Net increase	837,258	2,002,861

U.S. Stock Market Portfolio
Shares sold	914,166	1,455,017
Dividends and/or distributions reinvested	89,279	55,634
Shares redeemed	(170,150)	(229,719)
Net increase	833,295	1,280,932

80	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

	Six months ended December 31, 2007	Year ended June 30, 2007

International Stock Market Portfolio
Shares sold	239,903	336,997
Dividends and/or distributions reinvested	66,575	61,901
Shares redeemed	(81,617)	(73,131)
Net increase	224,861	325,767
[1]

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities for the six months ended December 31, 2007, excluding U.S. Government and short-term obligations were as follows:

Portfolio name	Purchases	Sales

U.S. Bond Market Portfolio	$4,611,491	$789,512
U.S. Stock Market Portfolio	$11,383,605	$2,240,847
International Stock Market Portfolio	$3,555,022	$1,474,308

5. Federal income tax information

At June 30, 2007, the U.S. Bond Market Portfolio had a capital loss carryforward which will reduce the Portfolio’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Portfolio of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Expiration year and amount

Portfolio Name	2015	Total

U.S. Bond Market Portfolio	$87,997	$87,997

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Notes to Financial Statements	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	81

Portfolio Name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$58,084,166	$1,174,202	$164,718	$1,009,484
U.S. Stock Market Portfolio	$49,962,474	$7,651,269	$3,903,042	$3,748,227
International Stock Market Portfolio	$23,955,847	$5,989,470	$1,198,507	$4,790,963

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the six months ended December 31, 2007, the effective management fee rates are as shown below:

Portfolio Name	Effective management fee percentage (prior to waiver/reimbursement at AARP Funds level)	Effective management fee percentage (after waiver/reimbursement at AARP Funds level)

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

For the six months ended December 31, 2007, AARP Financial contractually waived/reimbursed the following fees:

Portfolio Name	Management fee waiver	Reimbursement of other operating expenses
U.S. Bond Market Portfolio	$13,259	$41,968
U.S. Stock Market Portfolio	$12,572	$59,228
International Stock Market Portfolio	$7,128	$101,578

Had AARP Financial not waived/reimbursed these fees, returns for the Portfolios would have been lower.

82	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative services, AARP Financial receives an annual fee of .035% of each Portfolio’s average daily net assets.

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Beginning July 1, 2006, under the terms of a transfer agency agreement, each Portfolio pays to State Street an annual fee at the rate of $4,000. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc. For the six months ended December 31, 2007, AARP Financial paid all transfer agency fees.

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, the “Board.” The Board represents the interests of the Portfolios and their shareholders. The Board meets periodically throughout the year to oversee the Portfolios’ activities. The Board consists of four “Independent Trustees” and one “Interested Trustee,” who is the President of AARP Financial, Inc. The compensation of the Independent Trustees consists of an annual retainer paid quarterly. Neither the Interested Trustee nor any of the Trust’s officers receives any compensation from the Portfolios for their services. Compensation paid by the Portfolios to the Independent Trustees is included in the Portfolios’ Statements of Operations.

AARP Portfolios–Supplemental Information	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	83

AARP Portfolios—

Supplemental Information (unaudited)

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the AARP Portfolios relating to portfolios securities and information regarding how AARP Financial voted proxies related to portfolios securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at 1-800-958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at (800) 958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

Statement regarding availability of quarterly portfolio schedule

The Portfolios will file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year (commencing with the quarter ended March 31, 2006) on Form N-Q which will be available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

The nature, extent and quality of the services proposed to be provided by AARP Financial and SSgA FM

The Board, at a meeting on November 27, 2007, approved the continuance of the Trust’s Investment Advisory Agreement with AARP Financial and Investment Sub-Advisory Agreement with SSgA FM (collectively “Agreements”). In approving the Agreements, the Board evaluated, among other things, written and oral information provided by AARP Financial and SSgA FM in response to requests of outside counsel to the Trust and the independent Trustees of the Trust on behalf of the Board.

The Board determined, in its business judgment, that the advisory fee rate and the sub-advisory fee rate were each fair and reasonable in light of the services provided and in the best interest of the Portfolios and the shareholders of each and approved the continuance of the Agreements. The Board did so based on various factors bearing on the

84	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

(continued)

nature, scope, quality, cost and profitability of the services to be provided by the Adviser and the Sub-Adviser and on various conclusions reached regarding those factors.

Special Facts and Circumstances

The Board took particular note of the following factors representing special facts and circumstances:

•

AARP, the ultimate parent of AARP Financial and sponsor of the Trust, differs from most fund sponsors in that it is a not-for-profit membership organization. AARP delivers information, advocacy and services to over 39 million members age 50 and older in all states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. AARP has caused the Trust to be organized as a means of helping people provide for their future and retirement. AARP measures the worth of its products and services not only in terms of dollars spent and received, but also in terms of benefits to members and impact on society.

•

AARP created the Portfolios (together with the AARP Funds investing in the Portfolios) based on principles developed and recommended by a high-level, independent Economic Security Solutions Group, including low fees, index-based investment management, automatic rebalancing and limited choices.

•

AARP has capped the expenses of the AARP U.S. Stock Market Portfolio and the AARP U.S. Bond Market Portfolio at 0.25%, and the expenses of the AARP International Stock Market Portfolio at 0.30%, through November 2008. This means, in effect, that AARP Financial has waived the advisory fee payable by each Portfolio, paid the sub-advisory fee payable to SSgA FM by each Portfolio and reimbursed a significant portion of the operating expenses of each Portfolio. AARP Financial advised the Board that it did not earn a profit on the advisory services that it provided, and SSgA FM advised the Board that it did not earn a profit on the sub-advisory services that it provided.

•	Each Portfolio is an index fund. Accordingly, a number of factors that would be considered in the context of actively managed funds were not relevant.

•	Each Portfolio has been in operation for a relatively short period of time, currently has a low level of assets, and has not reached a “break-even point.”

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•	Notwithstanding its small size, each Portfolio, by virtue of its relationship with AARP, has been able to establish favorable arrangements with experienced mutual fund service providers.

Services, Fees and Benefits

The Board, in the light of these facts and circumstances, considered, and reached conclusions regarding, a range of specific factors, including, among others, the following:

•

the nature and scope of the advisory services that AARP Financial provided to the Trust including matters such as the coordination of the advisory services with the services provided to the Trust by AARP Financial pursuant to the Administration Agreement and the Underwriting Agreement and the sub-advisory services that SSgA provided to the Trust. The Board concluded that the nature and scope of the services were adequate and satisfactory and that the benefits the Portfolios received in gaining access to favorable service arrangements more than offset any benefits that AARP Financial or AARP may receive from the Portfolios;

•

the quality of the services that AARP Financial and SSgA FM provided to the Trust, on such bases as the investment performance, risk-adjusted performance and expense experience for each Portfolio, on both absolute and comparative bases, over current and historical periods, including comparisons with a benchmark index and certain industry peer data prepared by an independent vendor, concluding that the quality of the services was adequate and satisfactory;

•

data regarding the advisory fee rate and sub-advisory fee rate (and expenses) for each Portfolio, on both an absolute and comparative basis, concluding that while comparative data are not to be relied on exclusively, the advisory and sub-advisory fees (as well as other expenses) of each Portfolio are within the range paid by funds deemed to be comparable by an independent vendor;

•

advice received from AARP Financial that, while the advisory fee rate for each Portfolio does not have break-points, (i) the Portfolios had not yet attained asset levels that would result in economies of scale, (ii) the sub-advisory fee rate had break-points, (iii) AARP Financial has advised the Board that it would be willing to consider break-points based on longer operating histories and greater asset levels of the Portfolios, and (iv) the

86	AARP PORTFOLIOS 2007 SEMIANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

(continued)

current advisory fee rates were competitive, concluding that neither AARP Financial nor SSgA FM was currently in a position to realize economies of scale that could be passed on to Trust shareholders;

•

the fact that AARP Financial or AARP may derive benefits by having the Trust available for marketing in connection with other investment or retirement programs that may be subject to fees and charges payable to AARP Financial or AARP, concluding that such benefits would likely not be available in the immediate future, were consistent with the mission of AARP, at best would be difficult to quantify, and did not appear to be inconsistent with the best interest of each applicable Portfolio; and

•

information about the processes and procedures of SSgA FM regarding such matters, among others, as code of ethics, trading practices (e.g., brokerage allocation, soft dollars, use of affiliated brokers, trades between Portfolios, bunching, and allocation of investment opportunities), regulatory compliance, disaster recovery planning, SSgA FM’s D&O/E&O insurance policies, and information set out in the Form ADV filed with SEC by SSgA FM and the most recent Form 10-K filed by SSgA FM’s parent, State Street Bank and Trust Company, concluding that there was no information that appeared inconsistent with the continuance of the sub-advisory arrangement with SSgA FM.

Investment Performance

The Board considered the investment performance of each Portfolio on a total return basis and on certain risk-adjusted bases for the 12 months ended September 30, 2007 (“year”). The Board also considered the investment performance of each applicable Portfolio, as compared to (i) its benchmark index (“benchmark”) on a total return basis and certain risk-adjusted bases for the year, and (ii) comparable funds or peers selected by an independent data vendor for the year. The Board considered the fact that each Portfolio’s investment performance was net of expenses, while a benchmark does not reflect any expenses.

AARP U.S. Stock Market Portfolio. The Portfolio marginally underperformed its benchmark, but outperformed its peer group median and the large-cap blend category median, on a total return basis for the year. The Board noted that the Portfolio also outperformed its peer group median on a certain risk-adjusted basis for the year.

AARP International Stock Market Portfolio. The Portfolio outperformed its benchmark and peer group median, but underperformed its foreign large-cap blend category, on a total return

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basis for the year. The Portfolio also outperformed its peer group median on certain risk-adjusted bases for the year.

AARP U.S. Bond Market Portfolio. The Portfolio marginally underperformed its benchmark, but outperformed its peer group median and intermediate-term bond category median, on a total return basis for the year, while assuming essentially the same level risk as its peer group median on a total return basis since inception. However, the Board noted that the Fund outperformed its benchmark and peer group median on an absolute basis and a different risk-adjusted basis for the year and outperformed its benchmark on a total return basis for the year.

Board Consideration

In connection with their deliberation, the Board and the independent Trustees received legal advice from outside counsel to the Trust and the independent Trustees of the Trust regarding the standards and methodology of evaluation articulated by the SEC and the courts, and followed by the industry, for mutual funds selling shares to the public and to other mutual funds.

The foregoing discussion of the material factors considered and conclusions reached by the Trustees is not intended to be all-inclusive. The Trustees reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and the Board’s committees throughout the year. In addition: the independent Trustees held a telephone executive session with the AARP Financial President and AARP Financial Chief Investment Officer on October 25, 2007 to discuss organizational and leadership aspects of AARP Financial; the Operations Committee and the Investment Management Oversight Committee held a joint telephone meeting on November 21, 2007 to orient their members to the information received from AARP Financial and SSgA FM; and those Committees met, in person and without management, on November 27, 2007 to discuss the proposed continuance of the Agreements. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching the Board’s conclusions and determinations to continue the Investment Advisory Agreement and Investment Sub-Advisory Agreement. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have given different weights to different factors and assigned various degrees of materiality to various conclusions.

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2007 AARP Portfolios

ARP-SR-002-0208

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. There have been no amendments to such procedures since their adoption during the reporting period for Form N-CSR.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Larry C. Renfro
Larry C. Renfro
President (principal executive officer) of AARP Portfolios

Date: February 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry C. Renfro
Larry C. Renfro
President (principal executive officer) of AARP Portfolios

Date: February 14, 2008

By:	/s/ Richard M. Hisey
Richard M. Hisey
Treasurer (principal financial officer) of AARP Portfolios

Date: February 14, 2008